UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial and Accounting Officer)

PIMCO ETF Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Table of Contents

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Diversified Income Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

PIMCO Low Duration Active Exchange-Traded Fund

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

PIMCO Total Return Active Exchange-Traded Fund

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5%
U.S. TREASURY OBLIGATIONS 99.1%
U.S. Treasury Bonds
3.500% due 02/15/2018	$4,170	$4,438
3.875% due 05/15/2018	4,360	4,707
4.000% due 08/15/2018	4,690	5,108
8.875% due 08/15/2017	4,360	5,033
U.S. Treasury Notes
0.625% due 10/15/2016	4,510	4,521
0.625% due 11/15/2016	5,495	5,508
0.625% due 02/15/2017	3,680	3,688
0.750% due 03/15/2017	5,440	5,459
0.750% due 04/15/2018	5,170	5,163
0.875% due 11/30/2016	5,105	5,131
0.875% due 12/31/2016	5,185	5,212
0.875% due 01/31/2017	5,105	5,132
0.875% due 04/15/2017	3,085	3,101
0.875% due 06/15/2017	6,430	6,462
0.875% due 07/15/2017	4,900	4,923
0.875% due 10/15/2017	4,265	4,283
0.875% due 11/15/2017	4,555	4,572
0.875% due 01/15/2018	4,580	4,593
0.875% due 07/15/2018	4,255	4,256
1.000% due 09/15/2017	4,960	4,996
1.000% due 12/15/2017	4,260	4,287
1.000% due 03/15/2018	3,820	3,841
1.000% due 09/15/2018	3,000	3,007
1.125% due 06/15/2018	3,920	3,948
2.750% due 05/31/2017	5,145	5,331
3.125% due 04/30/2017	7,110	7,402

Total U.S. Treasury Obligations (Cost $123,751)		124,102

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%		470

Total Short-Term Instruments (Cost $470)		470

Total Investments in Securities (Cost $124,221)		124,572

Total Investments 99.5% (Cost $124,221)		$124,572
Other Assets and Liabilities, net 0.5%		662

Net Assets 100.0%		$125,234

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$470	U.S. Treasury Notes 1.875% due 06/30/2020	$(483)	$470	$470

Total Repurchase Agreements						$(483)	$470	$470

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$124,102	$0	$124,102
Short-Term Instruments
Repurchase Agreements	0	470	0	470

Total Investments	$0	$124,572	$0	$124,572

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8%
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2017	$159,177	$158,657
0.125% due 04/15/2018	166,416	166,314
0.125% due 04/15/2019	167,122	166,667
0.125% due 04/15/2020	114,712	114,092
1.250% due 07/15/2020	116,402	122,342
1.375% due 07/15/2018	58,303	60,664
1.375% due 01/15/2020	68,609	72,074
1.625% due 01/15/2018	60,882	63,057
1.875% due 07/15/2019	55,987	59,841
2.125% due 01/15/2019	50,290	53,604
2.375% due 01/15/2017	61,698	63,370
2.625% due 07/15/2017	52,856	55,387

Total U.S. Treasury Obligations (Cost $1,176,619)		1,156,069

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		437

Total Short-Term Instruments (Cost $437)		437

Total Investments in Securities (Cost $1,177,056)		1,156,506

Total Investments 99.8% (Cost $1,177,056)		$1,156,506
Other Assets and Liabilities, net 0.2%		2,103

Net Assets 100.0%		$1,158,609

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$437	U.S. Treasury Notes 1.875% due 06/30/2020	$(447)	$437	$437

Total Repurchase Agreements						$(447)	$437	$437

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,156,069	$0	$1,156,069
Short-Term Instruments
Repurchase Agreements	0	437	0	437

Total Investments	$0	$1,156,506	$0	$1,156,506

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0%
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury Strips (a)
0.000% due 11/15/2040	$21,048	$9,989
0.000% due 02/15/2041	22,584	10,655
0.000% due 05/15/2041	20,244	9,512
0.000% due 08/15/2041	22,584	10,552
0.000% due 11/15/2041	20,244	9,368
0.000% due 02/15/2042	22,584	10,319
0.000% due 05/15/2042	20,707	9,336
0.000% due 08/15/2042	22,202	9,883
0.000% due 11/15/2042	20,946	9,237
0.000% due 02/15/2043	21,409	9,389
0.000% due 05/15/2043	21,482	9,318
0.000% due 08/15/2043	21,841	9,542
0.000% due 11/15/2043	20,836	9,008
0.000% due 02/15/2044	21,681	9,267
0.000% due 05/15/2044	22,217	9,392
0.000% due 08/15/2044	21,071	8,831
0.000% due 11/15/2044	21,772	9,066
0.000% due 02/15/2045	21,410	8,863
0.000% due 05/15/2045	21,415	8,836
0.000% due 08/15/2045	21,500	8,779

Total U.S. Treasury Obligations (Cost $198,811)		189,142

Total Investments in Securities (Cost $198,811)		189,142

Total Investments 100.0% (Cost $198,811)		$189,142
Other Assets and Liabilities, net 0.0%		30

Net Assets 100.0%		$189,172

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon bond.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$189,142	$0	$189,142

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7%
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$16,321	$13,796
0.750% due 02/15/2042	16,275	14,291
0.750% due 02/15/2045	10,468	9,108
1.375% due 02/15/2044	15,572	15,847
2.125% due 02/15/2040	10,768	12,728
2.125% due 02/15/2041	17,089	20,316
3.375% due 04/15/2032	4,598	6,315

Total U.S. Treasury Obligations (Cost $103,581)		92,401

Total Investments in Securities (Cost $103,581)		92,401

Total Investments 99.7% (Cost $103,581)		$92,401
Other Assets and Liabilities, net 0.3%		244

Net Assets 100.0%		$92,645

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$92,401	$0	$92,401

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8%
U.S. TREASURY OBLIGATIONS 98.4%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$3,753	$3,663
0.125% due 07/15/2022	3,181	3,107
0.125% due 01/15/2023	3,469	3,350
0.375% due 07/15/2025	1,569	1,531
0.625% due 01/15/2024	6,387	6,367
0.750% due 02/15/2042	3,906	3,430
1.125% due 01/15/2021	7,266	7,560
1.375% due 07/15/2018	1,865	1,940
1.375% due 01/15/2020	4,395	4,617
1.375% due 02/15/2044	3,900	3,969
1.625% due 01/15/2018	6,177	6,397
1.750% due 01/15/2028	2,731	3,024
1.875% due 07/15/2019	3,535	3,779
2.000% due 01/15/2026	3,911	4,397
2.125% due 02/15/2040	1,018	1,203
2.375% due 01/15/2017	1,213	1,246
2.375% due 01/15/2025	4,735	5,458
2.500% due 01/15/2029	3,656	4,395
2.625% due 07/15/2017	2,280	2,389
3.375% due 04/15/2032	933	1,281

Total U.S. Treasury Obligations (Cost $76,626)		73,103

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (b) 1.4%		1,020

Total Short-Term Instruments (Cost $1,020)		1,020

Total Investments in Securities (Cost $77,646)		74,123

Total Investments 99.8% (Cost $77,646)		$74,123
Other Assets and Liabilities, net 0.2%		183

Net Assets 100.0%		$74,306

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$1,020	U.S. Treasury Notes 1.875% due 06/30/2020	$(1,043)	$1,020	$1,020

Total Repurchase Agreements						$(1,043)	$1,020	$1,020

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$73,103	$0	$73,103
Short-Term Instruments
Repurchase Agreements	0	1,020	0	1,020

Total Investments	$0	$74,123	$0	$74,123

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0%
CORPORATE BONDS & NOTES 95.5%
BANKING & FINANCE 20.4%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017	$400	$395
3.750% due 05/15/2019	5,675	5,590
4.250% due 07/01/2020	3,600	3,604
Affinion Investments LLC
13.500% due 08/15/2018	6,300	3,367
AGFC Capital Trust
6.000% due 01/15/2067	1,500	1,147
Aircastle Ltd.
6.750% due 04/15/2017	6,384	6,703
Ally Financial, Inc.
2.750% due 01/30/2017	1,800	1,791
3.125% due 01/15/2016	750	748
3.250% due 09/29/2017	1,100	1,093
3.500% due 07/18/2016	9,300	9,335
3.500% due 01/27/2019	2,448	2,423
4.125% due 03/30/2020	3,600	3,571
4.750% due 09/10/2018	6,500	6,646
5.500% due 02/15/2017	29,200	30,003
6.250% due 12/01/2017	2,000	2,105
8.000% due 03/15/2020	6,300	7,261
ARC Properties Operating Partnership LP
2.000% due 02/06/2017	5,500	5,404
Barclays Bank PLC
7.750% due 04/10/2023	1,530	1,641
BPCE S.A.
4.500% due 03/15/2025	3,000	2,894
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018	15,595	16,219
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (a)	3,775	1,463
CIT Group, Inc.
3.875% due 02/19/2019	150	149
4.250% due 08/15/2017	27,758	28,174
5.000% due 05/15/2017	22,993	23,553
5.375% due 05/15/2020	5,400	5,670
5.500% due 02/15/2019	6,900	7,176
6.625% due 04/01/2018	675	715
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019	500	504
Credit Agricole S.A.
6.637% due 05/31/2017 (c)	6,075	6,256
Eksportfinans ASA
2.375% due 05/25/2016	19,943	19,996
5.500% due 05/25/2016	9,215	9,415
5.500% due 06/26/2017	1,375	1,450
Genworth Holdings, Inc.
6.150% due 11/15/2066	750	349
HBOS PLC
6.750% due 05/21/2018	2,720	3,005
Icahn Enterprises LP
3.500% due 03/15/2017	855	860
4.875% due 03/15/2019	4,000	4,016
6.000% due 08/01/2020	5,000	5,169
International Lease Finance Corp.
6.250% due 05/15/2019	11,800	12,596
6.750% due 09/01/2016	5,395	5,591
8.750% due 03/15/2017	11,294	12,169
iStar Financial, Inc.
4.875% due 07/01/2018	6,408	6,224
7.125% due 02/15/2018	7,025	7,209
9.000% due 06/01/2017	4,500	4,742
iStar, Inc.
4.000% due 11/01/2017	3,625	3,498
5.000% due 07/01/2019	6,375	6,084
Jefferies Finance LLC
7.375% due 04/01/2020	6,450	6,249
KCG Holdings, Inc.
6.875% due 03/15/2020	3,725	3,455
Nationstar Mortgage LLC
6.500% due 08/01/2018	800	765

7.875% due 10/01/2020	3,065	2,801
9.625% due 05/01/2019	4,500	4,652
Navient Corp.
4.875% due 06/17/2019	12,000	10,950
5.500% due 01/15/2019	3,245	3,024
6.000% due 01/25/2017	5,700	5,743
6.250% due 01/25/2016	3,117	3,150
7.250% due 01/25/2022	500	439
8.450% due 06/15/2018	26,282	27,087
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019	4,950	5,136
PHH Corp.
7.375% due 09/01/2019	9,175	9,152
Radian Group, Inc.
5.250% due 06/15/2020	8,425	8,388
5.500% due 06/01/2019	2,008	2,061
Realogy Group LLC
4.500% due 04/15/2019	3,250	3,262
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)	5,875	6,874
7.640% due 09/30/2017 (c)	2,000	2,140
7.648% due 09/30/2031 (c)	233	291
Societe Generale S.A.
5.922% due 04/05/2017 (c)	1,450	1,472
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (a)	2,475	2,534
Springleaf Finance Corp.
5.400% due 12/01/2015	5,515	5,522
5.750% due 09/15/2016	2,000	2,037
6.900% due 12/15/2017	32,402	33,941
Stearns Holdings, Inc.
9.375% due 08/15/2020	3,244	3,244
TMX Finance LLC
8.500% due 09/15/2018	6,600	5,230
WEA Finance LLC
1.750% due 09/15/2017	1,700	1,689

		449,261

INDUSTRIALS 66.3%
Abengoa Finance S.A.U.
8.875% due 11/01/2017 (e)	1,425	670
ADT Corp.
2.250% due 07/15/2017	200	197
3.500% due 07/15/2022	575	512
4.125% due 04/15/2019 (e)	6,375	6,439
5.250% due 03/15/2020	11,375	11,745
Advanced Micro Devices, Inc.
6.750% due 03/01/2019	825	574
Affinion Group Holdings, Inc.
11.625% due 11/15/2015	1,050	1,053
Affinion Group, Inc.
7.875% due 12/15/2018	1,750	1,295
11.500% due 10/15/2015	1,000	1,001
Afren PLC
11.500% due 02/01/2016 ^	6,750	169
Aguila S.A.
7.875% due 01/31/2018	13,918	14,075
Alberta ULC (14.000% Cash or 14.000% PIK)
14.000% due 02/13/2020 (a)	672	313
Alcoa, Inc.
5.550% due 02/01/2017	950	982
5.720% due 02/23/2019	9,850	10,232
6.750% due 07/15/2018	1,075	1,160
Alere, Inc.
6.500% due 06/15/2020	2,000	2,040
7.250% due 07/01/2018	870	908
8.625% due 10/01/2018	8,852	9,043
Aleris International, Inc.
7.625% due 02/15/2018	5,525	5,401
7.875% due 11/01/2020	5,125	4,997
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018 (e)	30,360	26,723
Alpha Natural Resources, Inc.
9.750% due 04/15/2018 ^	2,860	114
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (a)	6,625	6,459
American Achievement Corp.
10.875% due 04/15/2016	1,350	1,340
American Airlines Group, Inc.
5.500% due 10/01/2019	2,350	2,382
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (a)	8,781	8,726

APX Group, Inc.
6.375% due 12/01/2019	4,175	4,024
ArcelorMittal
5.125% due 06/01/2020 (e)	3,425	3,109
5.250% due 02/25/2017	18,376	18,238
6.000% due 08/05/2020	2,960	2,680
6.125% due 06/01/2018	2,050	2,014
10.600% due 06/01/2019	6,400	6,936
Arch Coal, Inc.
8.000% due 01/15/2019	10,550	1,213
Ardagh Finance Holdings S.A. (8.625 Cash or 8.625% PIK)
8.625% due 06/15/2019 (a)	3,833	3,939
Ashland, Inc.
3.875% due 04/15/2018	14,279	14,440
Associated Materials LLC
9.125% due 11/01/2017	14,056	11,385
Atwood Oceanics, Inc.
6.500% due 02/01/2020	6,170	4,982
Avaya, Inc.
7.000% due 04/01/2019	2,350	1,874
Avon Products, Inc.
6.350% due 03/15/2020	3,650	2,902
6.500% due 03/01/2019	800	692
Beazer Homes USA, Inc.
8.125% due 06/15/2016	6,333	6,539
Beverage Packaging Holdings Luxembourg S.A.
5.625% due 12/15/2016	1,000	989
6.000% due 06/15/2017	9,675	9,506
BlueLine Rental Finance Corp.
7.000% due 02/01/2019	16,504	15,926
Bombardier, Inc.
7.500% due 03/15/2018	3,800	3,553
7.750% due 03/15/2020	7,650	6,541
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)(e)	11,600	8,279
Brinker International, Inc.
2.600% due 05/15/2018	2,840	2,864
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017	12,661	12,946
Cablevision Systems Corp.
7.750% due 04/15/2018	6,000	6,000
8.000% due 04/15/2020	3,275	2,915
8.625% due 09/15/2017	11,700	12,226
California Resources Corp.
5.000% due 01/15/2020 (e)	11,405	7,392
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)	8,126	8,121
Carlson Wagonlit BV
6.875% due 06/15/2019	400	413
Case New Holland Industrial, Inc.
7.875% due 12/01/2017	6,530	6,922
CCO Holdings LLC
7.000% due 01/15/2019	5,750	5,872
Centex LLC
6.500% due 05/01/2016	1,025	1,053
Central Garden & Pet Co.
8.250% due 03/01/2018	1,291	1,310
Cenveo Corp.
6.000% due 08/01/2019	700	598
11.500% due 05/15/2017 (e)	1,000	929
Cequel Communications Holdings LLC
6.375% due 09/15/2020	2,450	2,312
Chesapeake Energy Corp.
6.500% due 08/15/2017	5,750	5,204
6.625% due 08/15/2020	7,070	5,289
7.250% due 12/15/2018	9,950	8,283
CITGO Holding, Inc.
10.750% due 02/15/2020	3,775	3,671
Claire’s Stores, Inc.
8.875% due 03/15/2019	950	380
9.000% due 03/15/2019	7,925	6,360
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020	10,375	10,440
Cliffs Natural Resources, Inc.
8.250% due 03/31/2020	6,175	5,465
CNH Industrial America LLC
7.250% due 01/15/2016	1,000	1,015
CNH Industrial Capital LLC
3.625% due 04/15/2018	750	733
3.875% due 11/01/2015	16,844	16,844
3.875% due 07/16/2018	5,000	4,912
Commercial Metals Co.
6.500% due 07/15/2017	750	776

CommScope, Inc.
4.375% due 06/15/2020	650	647
Community Health Systems, Inc.
5.125% due 08/15/2018	17,905	18,353
7.125% due 07/15/2020	3,150	3,284
8.000% due 11/15/2019	14,875	15,516
Comstock Resources, Inc.
10.000% due 03/15/2020	6,500	4,550
Constellation Brands, Inc.
3.875% due 11/15/2019	4,400	4,499
7.250% due 09/01/2016	1,400	1,458
7.250% due 05/15/2017	9,925	10,669
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)	23,125	22,807
CSC Holdings LLC
8.625% due 02/15/2019	1,325	1,368
D.R. Horton, Inc.
3.750% due 03/01/2019	275	277
4.000% due 02/15/2020	3,875	3,914
4.750% due 05/15/2017	6,309	6,526
DCP Midstream LLC
5.350% due 03/15/2020	3,615	3,513
Dell, Inc.
3.100% due 04/01/2016	4,850	4,856
Diamond Foods, Inc.
7.000% due 03/15/2019	650	670
DISH DBS Corp.
4.250% due 04/01/2018	5,281	5,142
5.125% due 05/01/2020	9,375	8,719
7.125% due 02/01/2016	27,441	27,681
7.875% due 09/01/2019	6,450	6,778
DJO Finance LLC
10.750% due 04/15/2020	2,550	2,563
Dollar Tree, Inc.
5.250% due 03/01/2020	960	989
DynCorp International, Inc.
10.375% due 07/01/2017	1,000	720
Dynegy, Inc.
6.750% due 11/01/2019	9,850	9,924
Energy Gulf Coast, Inc.
9.250% due 12/15/2017	6,325	1,360
11.000% due 03/15/2020	6,550	3,111
Enterprise Products Operating LLC
8.375% due 08/01/2066	1,250	1,233
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020	10,625	10,147
First Quantum Minerals Ltd.
6.750% due 02/15/2020	3,750	2,531
Florida East Coast Holdings Corp.
6.750% due 05/01/2019	6,705	6,588
FMG Resources Pty. Ltd.
8.250% due 11/01/2019 (e)	6,525	5,261
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	5,000	5,356
6.875% due 07/15/2017	4,935	5,305
Global Ship Lease, Inc.
10.000% due 04/01/2019	500	500
GLP Capital LP
4.375% due 11/01/2018	490	496
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020	3,325	3,475
Greif, Inc.
6.750% due 02/01/2017	5,671	5,912
Guitar Center, Inc.
6.500% due 04/15/2019	300	277
Halcon Resources Corp.
8.625% due 02/01/2020 (e)	3,485	2,910
Hanson Ltd.
6.125% due 08/15/2016	6,210	6,401
Hapag-Lloyd AG
9.750% due 10/15/2017	9,180	9,501
Harvest Operations Corp.
6.875% due 10/01/2017	6,820	5,933
HCA Holdings, Inc.
6.250% due 02/15/2021	6,400	6,832
HCA, Inc.
3.750% due 03/15/2019	350	350
4.250% due 10/15/2019	50	51
6.500% due 02/15/2016	23,739	24,065
6.500% due 02/15/2020	22,550	24,636
HD Supply, Inc.
5.250% due 12/15/2021	3,675	3,707
7.500% due 07/15/2020	3,945	4,123

Headwaters, Inc.
7.250% due 01/15/2019	4,551	4,710
Hertz Corp.
4.250% due 04/01/2018	1,850	1,845
6.750% due 04/15/2019	8,147	8,310
Hexion, Inc.
6.625% due 04/15/2020	2,000	1,710
8.875% due 02/01/2018	10,950	8,730
Hospira, Inc.
5.200% due 08/12/2020	716	811
6.050% due 03/30/2017	1,831	1,956
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	2,952	3,181
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (a)	1,200	1,204
iHeartCommunications, Inc.
9.000% due 12/15/2019	6,525	5,603
10.000% due 01/15/2018 (e)	6,500	3,469
Imperial Metals Corp.
7.000% due 03/15/2019	400	378
INEOS Group Holdings S.A.
6.125% due 08/15/2018 (e)	23,425	22,166
Intelsat Luxembourg S.A.
6.750% due 06/01/2018	20,175	17,149
Interactive Data Corp.
5.875% due 04/15/2019	7,750	7,789
International Game Technology PLC
5.625% due 02/15/2020	2,975	2,901
inVentiv Health, Inc.
9.000% due 01/15/2018	6,625	6,853
10.000% due 08/15/2018	1,331	1,308
inVentiv Health, Inc. (10.000% PIK)
10.000% due 08/15/2018 (a)	2,078	2,072
Jaguar Land Rover Automotive PLC
3.500% due 03/15/2020	3,750	3,516
4.125% due 12/15/2018	7,000	6,879
Jarden Corp.
7.500% due 05/01/2017	1,500	1,609
JC Penney Corp., Inc.
5.750% due 02/15/2018	1,000	967
7.950% due 04/01/2017	829	864
8.125% due 10/01/2019	2,500	2,512
JMC Steel Group, Inc.
8.250% due 03/15/2018	6,465	4,429
Jo-Ann Stores LLC
8.125% due 03/15/2019	3,680	3,422
Joseph T Ryerson & Son, Inc.
9.000% due 10/15/2017	6,905	6,180
K Hovnanian Enterprises, Inc.
8.000% due 11/01/2019	3,150	2,276
KB Home
4.750% due 05/15/2019	5,521	5,335
8.000% due 03/15/2020	5,525	5,884
Kindred Healthcare, Inc.
8.000% due 01/15/2020	6,250	6,641
Kinetic Concepts, Inc.
10.500% due 11/01/2018	9,759	10,240
Kratos Defense & Security Solutions, Inc.
7.000% due 05/15/2019	2,617	2,133
L Brands, Inc.
6.900% due 07/15/2017	1,100	1,191
8.500% due 06/15/2019	755	885
Lafarge S.A.
6.500% due 07/15/2016	6,331	6,538
Laureate Education, Inc.
9.250% due 09/01/2019	1,675	1,321
Lennar Corp.
4.125% due 12/01/2018	500	509
4.500% due 11/15/2019	2,750	2,787
4.750% due 12/15/2017	436	450
6.500% due 04/15/2016	4,000	4,085
12.250% due 06/01/2017	1,000	1,152
Lightstream Resources Ltd.
8.625% due 02/01/2020 ^	3,575	840
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017	444	295
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018	9,170	8,941
4.875% due 04/15/2020	2,050	1,965
Masco Corp.
6.125% due 10/03/2016	9,896	10,317
MGM Resorts International
5.250% due 03/31/2020	4,875	4,784
6.750% due 10/01/2020	6,450	6,692

7.625% due 01/15/2017	6,620	6,951
8.625% due 02/01/2019	6,475	7,139
10.000% due 11/01/2016	6,625	7,105
Midstates Petroleum Co., Inc.
10.000% due 06/01/2020	3,575	2,610
Modular Space Corp.
10.250% due 01/31/2019	800	560
NBTY, Inc.
9.000% due 10/01/2018	5,297	5,429
NCL Corp. Ltd.
5.250% due 11/15/2019	2,025	2,074
New Enterprise Stone & Lime Co., Inc.
11.000% due 09/01/2018	2,500	2,162
New York Times Co.
6.625% due 12/15/2016	250	263
Nokia OYJ
5.375% due 05/15/2019	1,100	1,159
Novelis, Inc.
8.375% due 12/15/2017	3,745	3,637
Nuance Communications, Inc.
5.375% due 08/15/2020	3,320	3,328
Numericable SFR S.A.S.
4.875% due 05/15/2019	40,520	39,304
NXP BV
3.500% due 09/15/2016	8,100	8,161
Offshore Group Investment Ltd.
7.500% due 11/01/2019	6,225	2,054
Pacific Drilling Ltd.
7.250% due 12/01/2017	2,000	1,370
Pacific Drilling S.A.
5.375% due 06/01/2020	4,225	2,514
Peabody Energy Corp.
6.000% due 11/15/2018	14,369	3,808
Perstorp Holding AB
8.750% due 05/15/2017	1,965	2,024
11.000% due 08/15/2017	6,325	6,546
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (a)	21,680	21,897
PHI, Inc.
5.250% due 03/15/2019	6,520	5,640
Pittsburgh Glass Works LLC
8.000% due 11/15/2018	16,364	17,019
PQ Corp.
8.750% due 11/01/2018	7,410	7,438
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	1,000	1,012
7.875% due 08/15/2019	7,775	8,092
8.500% due 05/15/2018	14,330	14,464
9.875% due 08/15/2019	6,400	6,636
Rite Aid Corp.
9.250% due 03/15/2020	3,000	3,195
Rockies Express Pipeline LLC
6.000% due 01/15/2019	5,200	5,135
6.850% due 07/15/2018	4,550	4,573
RR Donnelley & Sons Co.
6.125% due 01/15/2017	98	100
7.250% due 05/15/2018	7,960	8,422
Ryland Group, Inc.
6.625% due 05/01/2020	250	273
Sabine Pass LNG LP
7.500% due 11/30/2016	16,396	16,847
Sabre Holdings Corp.
8.350% due 03/15/2016	750	769
SandRidge Energy, Inc.
8.750% due 06/01/2020	6,450	3,922
Sanmina Corp.
4.375% due 06/01/2019	3,398	3,423
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (a)	6,140	6,531
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (a)	3,900	4,032
Sequa Corp.
7.000% due 12/15/2017	25,118	13,061
Service Corp. International
7.000% due 06/15/2017	1,250	1,347
Seventy Seven Operating LLC
6.625% due 11/15/2019	2,600	1,638
Smithfield Foods, Inc.
7.750% due 07/01/2017	2,368	2,551
SoftBank Group Corp.
4.500% due 04/15/2020	17,325	16,821
SPX FLOW, Inc.
6.875% due 09/01/2017	1,250	1,319

Standard Pacific Corp.
8.375% due 05/15/2018	3,000	3,390
SunGard Data Systems, Inc.
6.625% due 11/01/2019	15,691	16,221
Sunoco LP
5.500% due 08/01/2020	3,575	3,539
SuperValu, Inc.
8.000% due 05/01/2016	1,346	1,364
Syniverse Holdings, Inc.
9.125% due 01/15/2019	7,125	6,092
T-Mobile USA, Inc.
5.250% due 09/01/2018	9,900	10,098
6.464% due 04/28/2019	17,500	17,850
6.542% due 04/28/2020	3,000	3,056
TEGNA, Inc.
5.125% due 10/15/2019	3,575	3,638
Telesat Canada
6.000% due 05/15/2017	2,211	2,228
Tenet Healthcare Corp.
4.750% due 06/01/2020	2,500	2,536
5.000% due 03/01/2019	9,780	9,499
5.500% due 03/01/2019	15,075	14,981
6.250% due 11/01/2018	5,300	5,671
Tervita Corp.
8.000% due 11/15/2018	3,550	2,671
Tesoro Corp.
4.250% due 10/01/2017	2,000	2,040
Tesoro Logistics LP
5.500% due 10/15/2019	600	591
Thompson Creek Metals Co., Inc.
9.750% due 12/01/2017	1,800	1,674
Toll Brothers Finance Corp.
8.910% due 10/15/2017	6,385	7,199
Tops Holding Corp. (8.750% Cash or 8.750% PIK)
8.750% due 06/15/2018 (a)	1,000	985
Toys “R” Us Property Co. LLC
8.500% due 12/01/2017	4,325	4,163
Toys “R” Us, Inc.
10.375% due 08/15/2017	2,000	1,570
Transocean, Inc.
5.550% due 12/15/2016	6,400	6,344
6.000% due 03/15/2018 (e)	7,850	7,256
Tronox Finance LLC
6.375% due 08/15/2020	3,325	2,128
UCI International, Inc.
8.625% due 02/15/2019	6,300	5,071
United States Steel Corp.
6.050% due 06/01/2017	2,100	2,011
7.375% due 04/01/2020 (e)	2,950	2,353
Universal Health Services, Inc.
3.750% due 08/01/2019	2,300	2,337
USG Corp.
6.300% due 11/15/2016	13,862	14,382
9.750% due 01/15/2018	6,261	6,997
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	11,960	11,653
6.375% due 10/15/2020	4,220	4,207
6.750% due 08/15/2018	7,208	7,348
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (a)	5,080	4,115
Venoco, Inc.
8.875% due 02/15/2019	2,400	444
Verso Paper Holdings LLC
11.750% due 01/15/2019	8,600	1,621
Visant Corp.
10.000% due 10/01/2017	2,000	1,645
Vulcan Materials Co.
7.000% due 06/15/2018	1,700	1,904
W&T Offshore, Inc.
8.500% due 06/15/2019	3,675	1,654
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (a)	400	392
Whiting Canadian Holding Co. ULC
8.125% due 12/01/2019	3,575	3,477
Whiting Petroleum Corp.
5.000% due 03/15/2019	6,475	5,666
6.500% due 10/01/2018	2,175	2,050
WideOpenWest Finance LLC
10.250% due 07/15/2019	3,575	3,615
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	3,320	3,295
Windstream Services LLC
7.875% due 11/01/2017	8,736	9,091

Wise Metals Group LLC
8.750% due 12/15/2018	17,750	17,129
WPX Energy, Inc.
7.500% due 08/01/2020 (e)	3,575	3,289
XPO Logistics, Inc.
7.875% due 09/01/2019	1,925	1,884
ZF North America Capital, Inc.
4.000% due 04/29/2020	5,725	5,464

		1,457,057

UTILITIES 8.8%
AES Corp.
3.324% due 06/01/2019	1,775	1,691
Alcatel-Lucent USA, Inc.
4.625% due 07/01/2017	11,075	11,241
8.875% due 01/01/2020	3,600	3,857
CenturyLink, Inc.
5.150% due 06/15/2017	6,070	6,260
5.625% due 04/01/2020	6,380	5,925
6.000% due 04/01/2017	6,467	6,669
DPL, Inc.
6.500% due 10/15/2016	105	106
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	501	386
EP Energy LLC
9.375% due 05/01/2020	6,525	5,644
EXCO Resources, Inc.
7.500% due 09/15/2018	1,859	497
Frontier Communications Corp.
8.125% due 10/01/2018	13,011	13,385
8.250% due 04/15/2017	6,515	6,906
GenOn Energy, Inc.
7.875% due 06/15/2017	18,073	17,034
Linn Energy LLC
6.250% due 11/01/2019	17,555	4,740
6.500% due 05/15/2019	5,900	1,652
Midwest Generation LLC
8.560% due 01/02/2016	413	413
NGPL PipeCo LLC
7.119% due 12/15/2017	9,844	9,401
Niska Gas Storage Canada ULC
6.500% due 04/01/2019	1,900	1,682
NRG Energy, Inc.
7.625% due 01/15/2018	400	422
Penn Virginia Corp.
8.500% due 05/01/2020	3,575	921
Sprint Communications, Inc.
6.000% due 12/01/2016	10,810	10,675
7.000% due 08/15/2020	11,540	9,665
8.375% due 08/15/2017	2,000	1,999
9.000% due 11/15/2018	21,762	22,905
Talen Energy Supply LLC
4.625% due 07/15/2019	6,300	5,764
Talos Production LLC
9.750% due 02/15/2018	400	274
Targa Resources Partners LP
5.000% due 01/15/2018	6,510	6,233
Telecom Italia Capital S.A.
5.250% due 10/01/2015	4,500	4,500
6.999% due 06/04/2018	30,146	32,708
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015 ^	7,375	940

		194,495

Total Corporate Bonds & Notes (Cost $2,297,601)		2,100,813

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.375% due 01/15/2016 (h)	2,100	2,102

Total U.S. Treasury Obligations (Cost $2,101)		2,102

SHORT-TERM INSTRUMENTS 4.4%
REPURCHASE AGREEMENTS (f) 3.9%		85,145
U.S. TREASURY BILLS 0.5%
0.143% due 01/14/2016 - 02/04/2016 (b)(h)	11,600	11,600

Total Short-Term Instruments (Cost $96,740)		96,745

Total Investments in Securities (Cost $2,396,442)		2,199,660

	SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
MUTUAL FUNDS 3.5%
PIMCO Money Market Fund (d)(e)	78,139,392	78,139

Total Short-Term Instruments (Cost $78,139)		78,139

Total Investments in Affiliates (Cost $78,139)		78,139

Total Investments 103.5% (Cost $2,474,581)		$2,277,799
Financial Derivative Instruments (g) 0.0% (Cost or Premiums, net $0)		897
Other Assets and Liabilities, net (3.5%)		(79,461)

Net Assets 100.0%		$2,199,235

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Institutional Class Shares of each Fund.

(e)	Securities with an aggregate market value of $75,898 were out on loan in exchange for $78,139 of cash collateral as of September 30, 2015. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5(d) in the Notes to Financial Statements.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	0.000%	09/30/2015	10/01/2015	$3,100	U.S. Treasury Notes 0.500% due 09/30/2016	$(3,168)	$3,100	$3,100
MBC	0.000	09/30/2015	10/01/2015	73,200	U.S. Treasury Notes 1.750% - 2.000% due 10/31/2021 - 04/30/2022	(75,754)	73,200	73,201
SSB	0.000	09/30/2015	10/01/2015	8,845	U.S. Treasury Notes 1.875% due 06/30/2020	(9,023)	8,845	8,845

Total Repurchase Agreements						$(87,945)	$85,145	$85,146

(1)	Includes accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$246,045	$7,183	$(10,337)	$883	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	8,900	2	18	18	(4)

				$7,185	$(10,319)	$901	$(4)

Total Swap Agreements				$7,185	$(10,319)	$901	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Securities with an aggregate market value of $13,392 and cash of $1,116 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$449,261	$0	$449,261
Industrials	0	1,457,057	0	1,457,057
Utilities	0	194,082	413	194,495
U.S. Treasury Obligations	0	2,102	0	2,102
Short-Term Instruments
Repurchase Agreements	0	85,145	0	85,145
U.S. Treasury Bills	0	11,600	0	11,600

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	78,139	0	0	78,139

Total Investments	$78,139	$2,199,247	$413	$2,277,799

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$901	$0	$901

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(4)	$0	$(4)

Totals	$78,139	$2,200,144	$413	$2,278,696

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.2%
CORPORATE BONDS & NOTES 97.7%
BANKING & FINANCE 38.1%
ABN AMRO Bank NV
4.750% due 07/28/2025	$500	$497
American Express Co.
2.650% due 12/02/2022	250	244
4.050% due 12/03/2042	425	408
American Honda Finance Corp.
2.600% due 09/20/2016	380	387
American International Group, Inc.
3.750% due 07/10/2025	925	942
American Tower Corp.
4.500% due 01/15/2018	420	442
Banco do Brasil S.A.
6.000% due 01/22/2020	325	318
Banco Santander Brasil S.A.
4.625% due 02/13/2017	800	804
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	375	372
Bank of America Corp.
3.875% due 03/22/2017	250	258
4.000% due 04/01/2024	3,775	3,894
6.875% due 04/25/2018	250	280
7.750% due 05/14/2038	350	483
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 02/23/2017	2,175	2,203
Barclays Bank PLC
3.750% due 05/15/2024	950	962
6.050% due 12/04/2017	425	460
BB&T Corp.
2.450% due 01/15/2020	2,474	2,499
Bear Stearns Cos. LLC
5.300% due 10/30/2015	275	276
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	351
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500% due 07/16/2020	425	422
BNP Paribas S.A.
5.000% due 01/15/2021	2,500	2,809
Boston Properties LP
3.800% due 02/01/2024	675	688
BPCE S.A.
4.500% due 03/15/2025	925	892
5.150% due 07/21/2024	425	433
Capital One Financial Corp.
4.750% due 07/15/2021	1,925	2,103
Charles Schwab Corp.
3.000% due 03/10/2025	300	296
Citigroup, Inc.
3.750% due 06/16/2024	975	994
4.000% due 08/05/2024	2,425	2,404
5.375% due 08/09/2020	10	11
5.500% due 02/15/2017	75	79
CME Group, Inc.
3.000% due 09/15/2022	425	430
3.000% due 03/15/2025	400	393
Compass Bank
6.400% due 10/01/2017	925	1,000
Credit Suisse
3.000% due 10/29/2021	1,150	1,153
Duke Realty LP
3.875% due 10/15/2022	250	255
Essex Portfolio LP
3.250% due 05/01/2023	1,325	1,296
Ford Motor Credit Co. LLC
2.375% due 03/12/2019	2,800	2,780
5.875% due 08/02/2021	675	763
General Electric Capital Corp.
3.100% due 01/09/2023	75	77
5.500% due 01/08/2020	3,060	3,504
6.875% due 01/10/2039	1,450	2,035

Goldman Sachs Group, Inc.
2.375% due 01/22/2018	950	963
2.550% due 10/23/2019	2,950	2,974
3.500% due 01/23/2025	475	468
6.750% due 10/01/2037	475	568
Hospitality Properties Trust
5.000% due 08/15/2022	950	1,007
HSBC USA, Inc.
2.375% due 11/13/2019	3,650	3,644
ING Bank NV
2.500% due 10/01/2019	800	811
4.000% due 03/15/2016	1,100	1,115
Intercontinental Exchange, Inc.
2.500% due 10/15/2018	375	383
Intesa Sanpaolo SpA
2.375% due 01/13/2017	2,500	2,509
3.125% due 01/15/2016	50	50
Itau Unibanco Holding S.A.
5.650% due 03/19/2022	1,650	1,481
John Deere Capital Corp.
3.900% due 07/12/2021	275	294
JPMorgan Chase & Co.
3.625% due 05/13/2024	850	863
4.850% due 02/01/2044	1,550	1,623
5.400% due 01/06/2042	300	339
JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	55	57
KeyCorp
2.900% due 09/15/2020	500	505
Kilroy Realty LP
3.800% due 01/15/2023	850	848
Lazard Group LLC
3.750% due 02/13/2025	925	885
LeasePlan Corp. NV
3.000% due 10/23/2017	425	433
Lloyds Bank PLC
3.500% due 05/14/2025	975	968
5.800% due 01/13/2020	400	457
Macquarie Bank Ltd.
6.625% due 04/07/2021	230	258
Marsh & McLennan Cos., Inc.
3.750% due 03/14/2026	500	504
MetLife Capital Trust
9.250% due 04/08/2068	500	691
MetLife, Inc.
5.875% due 02/06/2041	85	103
Moody’s Corp.
4.875% due 02/15/2024	450	477
5.500% due 09/01/2020	300	340
Morgan Stanley
4.350% due 09/08/2026	2,025	2,041
7.300% due 05/13/2019	480	561
MUFG Capital Finance Ltd.
6.346% due 07/29/2049	450	461
National City Corp.
6.875% due 05/15/2019	2,050	2,365
PNC Bank N.A.
3.800% due 07/25/2023	400	414
Prudential Financial, Inc.
3.500% due 05/15/2024	1,925	1,940
Rabobank Group
3.875% due 02/08/2022	325	343
5.250% due 05/24/2041	2,060	2,313
Sumitomo Life Insurance Co.
6.500% due 09/20/2073	450	506
Sumitomo Mitsui Banking Corp.
3.200% due 07/18/2022	1,825	1,847
Synchrony Financial
2.700% due 02/03/2020	250	247
Tanger Properties LP
3.750% due 12/01/2024	975	968
U.S. Bancorp
2.950% due 07/15/2022	775	772
Ventas Realty LP
4.000% due 04/30/2019	250	263
WEA Finance LLC
3.750% due 09/17/2024	900	888
Wells Fargo & Co.
1.400% due 09/08/2017	3,000	3,003
3.300% due 09/09/2024	1,550	1,541
4.125% due 08/15/2023	75	78
Weyerhaeuser Co.
7.375% due 03/15/2032	1,150	1,450
WR Berkley Corp.
4.625% due 03/15/2022	400	425

		88,941

INDUSTRIALS 44.3%
21st Century Fox America, Inc.
6.400% due 12/15/2035	100	116
Abbott Laboratories
2.550% due 03/15/2022	250	247
AbbVie, Inc.
2.900% due 11/06/2022	1,450	1,420
Actavis Funding SCS
3.800% due 03/15/2025	479	464
Altria Group, Inc.
2.950% due 05/02/2023	2,143	2,085
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	1,970	2,179
Amgen, Inc.
3.450% due 10/01/2020	545	566
3.625% due 05/22/2024	2,275	2,287
Anadarko Petroleum Corp.
3.450% due 07/15/2024 (b)	1,550	1,506
6.375% due 09/15/2017	275	297
Anglo American Capital PLC
2.625% due 09/27/2017	25	23
Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	425	463
Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/2019	550	647
Anthem, Inc.
3.500% due 08/15/2024	979	971
Apple, Inc.
2.500% due 02/09/2025	450	428
3.450% due 05/06/2024	375	387
Aviation Capital Group Corp.
3.875% due 09/27/2016	925	935
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	1,150	1,223
Baxalta, Inc.
5.250% due 06/23/2045	475	472
Becton Dickinson and Co.
2.675% due 12/15/2019	2,400	2,431
BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	1,825	2,085
BorgWarner, Inc.
3.375% due 03/15/2025	200	196
Boston Scientific Corp.
2.650% due 10/01/2018	2,250	2,279
Bunge Ltd. Finance Corp.
4.100% due 03/15/2016	550	557
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	1,040	1,152
Caterpillar, Inc.
3.803% due 08/15/2042	978	885
CCO Safari LLC
4.908% due 07/23/2025	425	424
Cenovus Energy, Inc.
6.750% due 11/15/2039	260	271
China Resources Gas Group Ltd.
4.500% due 04/05/2022	575	597
Cigna Corp.
5.375% due 02/15/2042	450	490
CNOOC Finance Ltd.
3.875% due 05/02/2022	550	556
CNPC General Capital Ltd.
1.450% due 04/16/2016	625	625
Coca-Cola Co.
1.650% due 03/14/2018	250	252
Coca-Cola Enterprises, Inc.
2.000% due 08/19/2016	330	333
Comcast Corp.
3.125% due 07/15/2022	1,950	1,985
3.600% due 03/01/2024	2,175	2,252
ConAgra Foods, Inc.
2.100% due 03/15/2018	230	229
ConocoPhillips Co.
2.875% due 11/15/2021	950	947
Continental Resources, Inc.
4.500% due 04/15/2023	300	258
4.900% due 06/01/2044	625	448
Corning, Inc.
5.750% due 08/15/2040	285	342

Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	225	206
CSX Corp.
6.220% due 04/30/2040	325	394
CVS Health Corp.
3.375% due 08/12/2024	1,090	1,098
5.125% due 07/20/2045	425	459
Discovery Communications LLC
5.050% due 06/01/2020	250	272
Dominion Gas Holdings LLC
3.600% due 12/15/2024	825	823
Dow Chemical Co.
5.250% due 11/15/2041	700	672
Eli Lilly & Co.
2.750% due 06/01/2025	475	469
Encana Corp.
5.150% due 11/15/2041	30	24
Energy Transfer Partners LP
3.600% due 02/01/2023	1,950	1,759
4.650% due 06/01/2021	100	100
Ensco PLC
4.700% due 03/15/2021	715	610
Enterprise Products Operating LLC
3.750% due 02/15/2025	1,250	1,197
4.850% due 03/15/2044	450	403
Exxon Mobil Corp.
3.176% due 03/15/2024	1,050	1,081
Flextronics International Ltd.
4.750% due 06/15/2025	500	486
Forest Laboratories LLC
4.375% due 02/01/2019	2,425	2,569
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	75	56
Gilead Sciences, Inc.
3.500% due 02/01/2025	875	883
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023	225	223
Glencore Finance Canada Ltd.
4.250% due 10/25/2022	1,447	1,143
GTL Trade Finance, Inc.
5.893% due 04/29/2024	950	786
Hewlett-Packard Co.
2.750% due 01/14/2019	475	485
Home Depot, Inc.
4.250% due 04/01/2046	475	480
5.400% due 03/01/2016	330	337
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	600	818
International Business Machines Corp.
4.000% due 06/20/2042	92	85
5.600% due 11/30/2039	29	33
KazMunayGas National Co. JSC
7.000% due 05/05/2020	1,075	1,092
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022	1,025	964
5.300% due 09/15/2020	585	622
Kinder Morgan, Inc.
3.050% due 12/01/2019	200	197
5.550% due 06/01/2045	1,050	875
Kraft Foods Group, Inc.
6.125% due 08/23/2018	2,300	2,568
Kraft Heinz Foods Co.
5.200% due 07/15/2045	475	505
Kroger Co.
6.150% due 01/15/2020	275	315
L-3 Communications Corp.
4.750% due 07/15/2020	580	608
Lowe’s Cos., Inc.
4.650% due 04/15/2042	1,375	1,447
Marriott International, Inc.
6.200% due 06/15/2016	100	103
Medtronic, Inc.
3.150% due 03/15/2022	875	888
3.500% due 03/15/2025	2,500	2,555
4.450% due 03/15/2020	250	275
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	160	178
Microsoft Corp.
2.700% due 02/12/2025	975	957
Mondelez International, Inc.
2.250% due 02/01/2019	1,675	1,687
Mylan, Inc.
3.125% due 01/15/2023	100	96

Noble Holding International Ltd.
4.900% due 08/01/2020	100	83
Northrop Grumman Corp.
3.850% due 04/15/2045	425	384
ONEOK Partners LP
3.200% due 09/15/2018	2,025	2,036
5.000% due 09/15/2023	250	245
Oracle Corp.
2.800% due 07/08/2021	2,225	2,259
4.125% due 05/15/2045	975	923
PepsiCo, Inc.
5.500% due 01/15/2040	430	503
Pfizer, Inc.
4.400% due 05/15/2044	475	479
6.200% due 03/15/2019	1,996	2,280
Philip Morris International, Inc.
3.375% due 08/11/2025	425	427
3.600% due 11/15/2023	925	960
5.650% due 05/16/2018	475	525
Pioneer Natural Resources Co.
6.875% due 05/01/2018	200	220
QUALCOMM, Inc.
3.450% due 05/20/2025	425	402
Republic Services, Inc.
5.250% due 11/15/2021	295	331
Rio Tinto Finance USA Ltd.
3.750% due 09/20/2021	375	385
Rogers Communications, Inc.
6.800% due 08/15/2018	1,555	1,761
SABMiller Holdings, Inc.
3.750% due 01/15/2022	1,900	1,950
Southern Copper Corp.
6.750% due 04/16/2040	850	759
Target Corp.
3.875% due 07/15/2020	250	272
Teck Resources Ltd.
4.750% due 01/15/2022	950	611
Telefonica Emisiones S.A.U.
5.462% due 02/16/2021	125	140
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	100	98
Time Warner Cable, Inc.
5.000% due 02/01/2020	1,500	1,611
Time Warner, Inc.
3.400% due 06/15/2022	450	452
3.550% due 06/01/2024	2,150	2,135
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	215	228
Transocean, Inc.
6.500% due 11/15/2020 (b)	180	139
Union Pacific Corp.
4.750% due 09/15/2041	1,150	1,233
United Technologies Corp.
3.100% due 06/01/2022	1,874	1,906
UnitedHealth Group, Inc.
6.875% due 02/15/2038	415	554
Vale Overseas Ltd.
6.875% due 11/21/2036	865	691
Viacom, Inc.
4.250% due 09/01/2023	1,150	1,129
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	1,937	2,491
Walt Disney Co.
4.125% due 06/01/2044	425	428
Weatherford International Ltd.
5.125% due 09/15/2020	780	687
Whirlpool Corp.
3.700% due 03/01/2023	250	252
5.150% due 03/01/2043	300	302
Williams Partners LP
5.400% due 03/04/2044	643	515
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	525	515

		103,494

UTILITIES 15.3%
American Water Capital Corp.
3.850% due 03/01/2024	525	553
Appalachian Power Co.
7.000% due 04/01/2038	675	875
AT&T, Inc.
4.800% due 06/15/2044	2,150	1,999

Atmos Energy Corp.
4.150% due 01/15/2043	645	621
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	380	459
BG Energy Capital PLC
5.125% due 10/15/2041	115	121
BP Capital Markets PLC
2.237% due 05/10/2019	1,675	1,688
4.500% due 10/01/2020	275	303
Consumers Energy Co.
3.125% due 08/31/2024	1,000	1,013
Dominion Resources, Inc.
4.450% due 03/15/2021	120	129
DTE Electric Co.
3.650% due 03/15/2024	575	605
Duke Energy Corp.
3.950% due 10/15/2023	400	418
Duke Energy Ohio, Inc.
3.800% due 09/01/2023	635	674
E.ON International Finance BV
5.800% due 04/30/2018	45	49
Electricite de France S.A.
4.600% due 01/27/2020	375	414
4.875% due 01/22/2044	925	988
Entergy Corp.
5.125% due 09/15/2020	300	324
Exelon Corp.
5.100% due 06/15/2045	450	462
Exelon Generation Co. LLC
6.200% due 10/01/2017	100	108
FirstEnergy Corp.
7.375% due 11/15/2031	885	1,071
Florida Power & Light Co.
4.125% due 02/01/2042	100	101
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	330	332
Kentucky Utilities Co.
5.125% due 11/01/2040	100	113
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	600	601
MidAmerican Energy Co.
3.500% due 10/15/2024	2,872	2,982
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016	950	964
Pacific Gas & Electric Co.
3.500% due 10/01/2020	305	321
4.750% due 02/15/2044	1,575	1,666
5.800% due 03/01/2037	255	304
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	76
Petroleos Mexicanos
4.250% due 01/15/2025	575	528
4.875% due 01/24/2022	325	324
5.750% due 03/01/2018	170	180
6.375% due 01/23/2045	575	519
Plains All American Pipeline LP
5.150% due 06/01/2042	625	581
Rosneft Finance S.A.
7.500% due 07/18/2016	800	824
Sempra Energy
2.300% due 04/01/2017	225	228
Shell International Finance BV
4.375% due 03/25/2020	230	253
6.375% due 12/15/2038	900	1,127
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	550	574
Southern California Gas Co.
3.150% due 09/15/2024	1,175	1,194
Southern Power Co.
5.150% due 09/15/2041	1,540	1,539
Southwestern Public Service Co.
6.000% due 10/01/2036	1,210	1,450
Verizon Communications, Inc.
2.625% due 02/21/2020	2,107	2,122
3.000% due 11/01/2021	550	549
4.400% due 11/01/2034	1,550	1,447
4.522% due 09/15/2048	64	57
4.862% due 08/21/2046	573	538
5.012% due 08/21/2054	1,025	941

Vodafone Group PLC
2.500% due 09/26/2022	485	451

		35,760

Total Corporate Bonds & Notes (Cost $233,495)		228,195

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Notes
0.375% due 01/31/2016	1,200	1,201
0.375% due 02/15/2016	4,400	4,405
2.625% due 02/29/2016	2,100	2,122

Total U.S. Treasury Obligations (Cost $7,724)		7,728

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%		563

Total Short-Term Instruments (Cost $563)		563

Total Investments in Securities (Cost $241,782)		236,486

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.7%
PIMCO Money Market Fund (a)(b)	1,638,790	1,639

Total Short-Term Instruments (Cost $1,639)		1,639

Total Investments in Affiliates (Cost $1,639)		1,639

Total Investments 101.9% (Cost $243,421)		$238,125
Other Assets and Liabilities, net (1.9%)		(4,425)

Net Assets 100.0%		$233,700

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Securities with an aggregate market value of $1,606 were out on loan in exchange for $1,639 of cash collateral as of September 30, 2015. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5(d) in the Notes to Financial Statements.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$563	U.S. Treasury Notes 1.875% due 06/30/2020	$(575)	$563	$563

Total Repurchase Agreements						$(575)	$563	$563

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$88,941	$0	$88,941
Industrials	0	103,494	0	103,494
Utilities	0	35,760	0	35,760
U.S. Treasury Obligations	0	7,728	0	7,728
Short-Term Instruments
Repurchase Agreements	0	563	0	563

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	1,639	0	0	1,639

Total Investments	$1,639	$236,486	$0	$238,125

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Active Exchange-Traded Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.0%
BANK LOAN OBLIGATIONS 3.0%
Amaya Holdings BV
5.000% due 08/01/2021		$297	$294
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		86	86
Charter Communications Operating LLC
3.000% due 07/01/2020		99	98
CSC Holdings, Inc.
2.694% due 04/17/2020		85	84
Dell International LLC
4.000% due 04/29/2020		199	199
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		300	300
Gardner Denver, Inc.
4.250% due 07/30/2020		148	141
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		173	173
Las Vegas Sands LLC
3.250% due 12/19/2020		99	99

Total Bank Loan Obligations (Cost $1,473)			1,474

CORPORATE BONDS & NOTES 69.4%
BANKING & FINANCE 30.9%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		150	148
4.500% due 05/15/2021		150	150
Ally Financial, Inc.
4.125% due 03/30/2020		200	198
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (c)		200	212
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (c)	EUR	200	240
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$1,400	1,389
Bank of America Corp.
3.300% due 01/11/2023		500	498
6.100% due 03/17/2025 (c)		500	487
Banque PSA Finance S.A.
5.750% due 04/04/2021		200	212
Barclays Bank PLC
7.625% due 11/21/2022		800	898
Barclays PLC
8.250% due 12/15/2018 (c)		400	418
BNP Paribas S.A.
7.375% due 08/19/2025 (c)		200	201
BPCE S.A.
4.625% due 07/11/2024		200	195
CIT Group, Inc.
6.625% due 04/01/2018		400	424
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	150	242
Credit Agricole S.A.
7.875% due 01/23/2024 (c)		$200	200
8.125% due 09/19/2033		200	219
Credit Suisse AG
6.500% due 08/08/2023		400	432
Crown Castle International Corp.
5.250% due 01/15/2023		200	212
Denali Borrower LLC
5.625% due 10/15/2020		200	208
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		252	263
General Motors Financial Co., Inc.
3.450% due 04/10/2022		100	96
Heta Asset Resolution AG
4.250% due 10/31/2016 ^	EUR	200	145
4.375% due 01/24/2017 ^		100	73
HSBC Finance Corp.
6.676% due 01/15/2021		$1,000	1,171
HUB International Ltd.
7.875% due 10/01/2021		200	192
Intesa Sanpaolo SpA
6.500% due 02/24/2021		300	346

iStar, Inc.
5.000% due 07/01/2019		100	95
KBC Bank NV
8.000% due 01/25/2023		200	219
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		200	194
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)	GBP	400	613
Navient Corp.
8.450% due 06/15/2018		$800	824
Novo Banco S.A.
5.000% due 05/14/2019	EUR	200	210
7.000% due 03/04/2016		100	112
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		$100	104
7.250% due 12/15/2021		100	102
Rabobank Group
8.400% due 06/29/2017 (c)		550	587
11.000% due 06/30/2019 (c)		500	617
Rio Oil Finance Trust
6.250% due 07/06/2024		300	193
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (c)		200	200
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		300	302
Societe Generale S.A.
8.000% due 09/29/2025 (c)		300	296
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (c)	EUR	100	122
UBS AG
5.125% due 05/15/2024		$200	197
7.625% due 08/17/2022		550	634
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	100	157

			15,247

INDUSTRIALS 22.9%
Activision Blizzard, Inc.
6.125% due 09/15/2023		$200	213
ADT Corp.
4.875% due 07/15/2042		140	102
ALROSA Finance S.A.
7.750% due 11/03/2020		300	314
California Resources Corp.
5.000% due 01/15/2020		100	65
5.500% due 09/15/2021		100	62
6.000% due 11/15/2024		100	60
Cemex S.A.B. de C.V.
4.375% due 03/05/2023	EUR	100	101
6.500% due 12/10/2019		$100	99
Chesapeake Energy Corp.
3.539% due 04/15/2019		400	285
CNOOC Finance Ltd.
3.875% due 05/02/2022		400	404
Columbus International, Inc.
7.375% due 03/30/2021		400	415
Community Health Systems, Inc.
6.875% due 02/01/2022		100	102
CONSOL Energy, Inc.
5.875% due 04/15/2022		100	68
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		461	470
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		200	173
CVS Pass-Through Trust
7.507% due 01/10/2032		524	649
DISH DBS Corp.
7.875% due 09/01/2019		800	841
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		400	399
Endo Finance LLC
5.375% due 01/15/2023		100	96
Fiat Chrysler Finance Europe
7.750% due 10/17/2016	EUR	200	235
GTL Trade Finance, Inc.
5.893% due 04/29/2024		$500	414
HCA, Inc.
6.500% due 02/15/2020		900	983
KazMunayGas National Co. JSC
9.125% due 07/02/2018		100	109
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		100	97
4.500% due 08/15/2025		400	381

MCE Finance Ltd.
5.000% due 02/15/2021		200	177
Medtronic, Inc.
3.500% due 03/15/2025		100	102
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		200	200
Numericable-SFR S.A.S.
6.250% due 05/15/2024		600	580
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		400	405
Rockies Express Pipeline LLC
6.000% due 01/15/2019		100	99
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		200	181
5.750% due 05/15/2024		850	761
Schaeffler Holding Finance BV
5.750% due 11/15/2021 (a)	EUR	100	120
6.750% due 11/15/2022 (a)		$200	216
Sibur Securities Ltd.
3.914% due 01/31/2018		200	195
T-Mobile USA, Inc.
6.250% due 04/01/2021		100	100
Tenet Healthcare Corp.
5.000% due 03/01/2019		200	194
Tesoro Logistics LP
6.125% due 10/15/2021		200	197
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		200	195
Whiting Petroleum Corp.
5.000% due 03/15/2019		100	88
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		200	198
Zhaikmunai LLP
7.125% due 11/13/2019		200	162

			11,307

UTILITIES 15.6%
AT&T, Inc.
3.400% due 05/15/2025		200	191
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	300	479
6.500% due 11/30/2072		$200	211
CenturyLink, Inc.
5.625% due 04/01/2020		200	186
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		200	202
Electricite de France S.A.
5.250% due 01/29/2023 (c)		300	290
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		400	426
Koninklijke KPN NV
6.125% due 09/14/2018 (c)	EUR	100	116
Majapahit Holding BV
7.750% due 01/20/2020		$300	334
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		300	260
Petrobras Global Finance BV
4.375% due 05/20/2023		300	196
5.375% due 01/27/2021		500	366
6.850% due 06/05/2115		100	64
7.250% due 03/17/2044		500	334
Petroleos Mexicanos
4.875% due 01/24/2022		900	897
6.375% due 01/23/2045		300	271
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		200	209
Sprint Capital Corp.
8.750% due 03/15/2032		1,200	936
Terraform Global Operating LLC
9.750% due 08/15/2022		200	161
Verizon Communications, Inc.
4.672% due 03/15/2055		1,182	1,023
6.550% due 09/15/2043		122	145

VimpelCom Holdings BV
5.950% due 02/13/2023		400	366

			7,663

Total Corporate Bonds & Notes (Cost $36,553)			34,217

MUNICIPAL BONDS & NOTES 3.2%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		100	100

IOWA 0.4%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		180	180

NEW JERSEY 0.3%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041		200	158

OHIO 1.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	331
6.000% due 06/01/2042		100	85
6.500% due 06/01/2047		400	358

			774

TEXAS 0.7%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		350	350

Total Municipal Bonds & Notes (Cost $1,529)			1,562

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
3.500% due 11/01/2045		1,800	1,874

Total U.S. Government Agencies (Cost $1,861)			1,874

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Floating Rate Notes
0.089% due 04/30/2017 (g)		200	200

Total U.S. Treasury Obligations (Cost $200)			200

MORTGAGE-BACKED SECURITIES 1.1%
Countrywide Alternative Loan Trust
0.374% due 04/25/2046		263	229
Lehman Mortgage Trust
6.000% due 07/25/2036 ^		329	248
Luminent Mortgage Trust
0.374% due 12/25/2036 ^		105	87

Total Mortgage-Backed Securities (Cost $573)			564

ASSET-BACKED SECURITIES 2.4%
Accredited Mortgage Loan Trust
0.454% due 09/25/2036		400	340
Asset-Backed Funding Certificates Trust
0.414% due 01/25/2037		158	99
Bear Stearns Asset-Backed Securities Trust
1.144% due 10/25/2037		106	88
Countrywide Asset-Backed Certificates
0.374% due 11/25/2047 ^		44	35
0.454% due 11/25/2037		100	63
0.554% due 02/25/2036		130	123
Countrywide Asset-Backed Certificates Trust
0.774% due 11/25/2035		100	91
JPMorgan Mortgage Acquisition Trust
0.434% due 08/25/2036		100	82
Residential Asset Securities Corp. Trust
0.594% due 02/25/2036		300	244

Total Asset-Backed Securities (Cost $1,143)			1,165

SOVEREIGN ISSUES 13.5%
Brazil Government International Bond
4.875% due 01/22/2021		1,400	1,365
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	600	123

Dominican Republic International Bond
6.850% due 01/27/2045		$100	97
El Salvador Government International Bond
7.650% due 06/15/2035		100	90
Indonesia Government International Bond
5.875% due 03/13/2020		600	655
8.500% due 10/12/2035		1,000	1,261
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024	EUR	100	119
Mexico Government International Bond
3.625% due 03/15/2022		$400	405
4.750% due 03/08/2044		500	457
Morocco Government International Bond
4.500% due 10/05/2020	EUR	100	121
Panama Government International Bond
6.700% due 01/26/2036		$200	239
Poland Government International Bond
5.000% due 03/23/2022		600	672
Republic of Greece Government International Bond
3.000% due 02/24/2028	EUR	100	73
3.000% due 02/24/2030		100	71
3.000% due 02/24/2036		200	130
3.000% due 02/24/2037		100	65
3.800% due 08/08/2017	JPY	4,000	28
Romania Government International Bond
2.875% due 10/28/2024	EUR	100	114
South Africa Government International Bond
3.750% due 07/24/2026		200	215
Turkey Government International Bond
5.750% due 03/22/2024		$200	208
Uruguay Government International Bond
5.100% due 06/18/2050		200	176

Total Sovereign Issues (Cost $7,169)			6,684

		SHARES
PREFERRED SECURITIES 0.0%
UTILITIES 0.0%
Entergy Texas, Inc.
5.625% due 06/01/2064		100	3

Total Preferred Securities (Cost $3)			3

SHORT-TERM INSTRUMENTS 18.2%
REPURCHASE AGREEMENTS (d) 0.9%			419

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 14.6%
Fannie Mae
0.228% due 01/14/2016		$1,000	999
0.264% due 02/02/2016 - 02/10/2016		3,700	3,698
Federal Home Loan Bank
0.137% due 01/19/2016		400	400
0.142% due 01/04/2016		100	100
0.193% due 02/08/2016		500	500
Freddie Mac
0.172% due 01/28/2016		100	100
0.233% due 01/12/2016		1,300	1,299
0.254% due 01/27/2016		100	100

			7,196

U.S. TREASURY BILLS 2.7%
0.147% due 01/14/2016 - 02/11/2016 (b)(g)		1,335	1,335

Total Short-Term Instruments (Cost $8,947)			8,950

Total Investments in Securities (Cost $59,451)			56,693

Total Investments 115.0% (Cost $59,451)			$56,693
Financial Derivative Instruments (e)(f) (3.3%) (Cost or Premiums, net $(1,292))			(1,620)
Other Assets and Liabilities, net (11.7%)			(5,783)

Net Assets 100.0%			$49,290

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
GSC	0.290%	09/30/2015	10/01/2015	$200	Freddie Mac 4.000% due 03/01/2043	$(207)	$200	$200
SSB	0.000	09/30/2015	10/01/2015	219	U.S. Treasury Notes 4.875% due 08/15/2016	(230)	219	219

Total Repurchase Agreements						$(437)	$419	$419

(1)	Includes accrued interest.

Short Sales:

Short Sales on U.S. Government Agencies*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	10/01/2045	$300	$(289)	$(294)

Total Short Sales				$(289)	$(294)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	48	$(72)	$2	$0
Euro-BTP Italy Government Bond December Futures	Long	12/2015	2	5	1	0
Euro-Bund 10-Year Bond December Futures	Long	12/2015	5	13	1	0
U.S. Treasury 10-Year Note December Futures	Long	12/2015	50	54	0	(4)
United Kingdom Long Gilt December Futures	Long	12/2015	3	5	1	(1)

Total Futures Contracts				$5	$5	$(5)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	12/16/2016		$13,500	$(88)	$(38)	$2	$0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		300	(12)	(16)	0	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		600	24	57	0	(2)
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026	EUR	100	1	(1)	0	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022	MXN	14,500	7	9	5	0

						$(68)	$11	$7	$(2)

Total Swap Agreements						$(68)	$11	$7	$(2)

Cash of $245 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2015	KRW	110,242		$93	$0	$0
	10/2015	TWD	3,052		94	2	0
BOA	10/2015	BRL	1,200		313	12	(2)
	10/2015	MYR	388		90	1	0
	10/2015	SGD	131		93	1	0
	10/2015	THB	6,427		178	2	0
	10/2015		$302	BRL	1,200	1	0
BPS	10/2015	BRL	542		$136	0	0
	10/2015		$135	BRL	542	2	0
	11/2015	BRL	542		$133	0	(2)
	11/2015		$501	EUR	444	0	(4)
	12/2015	MXN	4,789		$278	0	(4)
CBK	10/2015		$273	SGD	392	2	0
	11/2015	EUR	4,128		$4,500	0	(116)
	11/2015		$476	EUR	423	0	(4)
	12/2015	SGD	392		$273	0	(2)
DUB	10/2015	BRL	658		166	0	0
	10/2015	SGD	128		90	0	0
	10/2015	THB	3,547		98	1	0
	10/2015	TWD	2,899		88	1	0
	10/2015		$164	BRL	658	2	0
	11/2015	BRL	658		$163	0	(2)
HUS	10/2015	JPY	83,400		698	3	0
	10/2015	KRW	217,876		182	0	(2)
	10/2015		$119	MYR	512	0	(2)
MSB	10/2015	MYR	544		$124	0	0
	10/2015	TWD	3,112		94	0	0
	10/2015		$1,598	GBP	1,054	0	(3)
	10/2015		695	JPY	83,400	1	0
	11/2015	GBP	1,054		$1,597	3	0
	11/2015	JPY	83,400		695	0	(1)
SCX	10/2015	GBP	1,054		1,637	42	0
	10/2015	MYR	1,479		366	29	0
	10/2015		$183	MYR	787	0	(4)
	11/2015	AUD	395		$274	0	(3)
	11/2015	CNY	3,563		548	0	(10)
	11/2015		$117	JPY	14,100	0	0
UAG	10/2015	MYR	85		$20	1	0
	10/2015	SGD	132		94	1	0
	11/2015		$25	EUR	22	0	0
	12/2015	MXN	414		$25	0	0

Total Forward Foreign Currency Contracts						$107	$(161)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH 6.615	08/18/2016	$558	$12	$12

Total Purchased Options					$12	$12

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250%	12/16/2015	$400	$(1)	$(1)
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.850	10/21/2015	1,200	(2)	(4)

						$(3)	$(5)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus CNH	CNH 6.985	08/18/2016	$558	$(7)	$(7)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap (Effective 03/23/2021)	3-Month USD-LIBOR	Receive	2.550%	03/21/2016	$6,200	$(25)	$(48)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.020	12/21/2015	1,000	(6)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550	12/21/2015	1,000	(6)	(2)

							$(37)	$(61)

Total Written Options							$(47)	$(73)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Venezuela Government International Bond	5.000%	06/20/2020	65.610%	$2,000	$(1,121)	$(193)	$0	$(1,314)
BRC	Colombia Government International Bond	1.000	06/20/2020	2.373	400	(11)	(13)	0	(24)
CBK	Freeport-McMoRan, Inc.	1.000	09/20/2020	6.509	400	(76)	(12)	0	(88)
	Turkey Government International Bond	1.000	03/20/2020	2.941	1,000	(46)	(33)	0	(79)
HUS	Colombia Government International Bond	1.000	03/20/2020	2.313	100	(3)	(2)	0	(5)

						$(1,257)	$(253)	$0	$(1,510)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
CBK	MCDX-24 5-Year Index	1.000%	06/20/2020	$200	$0	$0	$0	$0

Total Swap Agreements					$(1,257)	$(253)	$0	$(1,510)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Securities with an aggregate market value of $1,535 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,474	$0	$1,474
Corporate Bonds & Notes
Banking & Finance	122	15,125	0	15,247
Industrials	0	11,307	0	11,307
Utilities	0	7,663	0	7,663
Municipal Bonds & Notes
Illinois	0	100	0	100
Iowa	0	180	0	180
New Jersey	0	158	0	158
Ohio	0	774	0	774
Texas	0	350	0	350
U.S. Government Agencies	0	1,874	0	1,874
U.S. Treasury Obligations	0	200	0	200
Mortgage-Backed Securities	0	564	0	564
Asset-Backed Securities	0	1,165	0	1,165
Sovereign Issues	0	6,684	0	6,684
Preferred Securities
Utilities	3	0	0	3
Short-Term Instruments
Repurchase Agreements	0	419	0	419
Short-Term Notes	0	7,196	0	7,196
U.S. Treasury Bills	0	1,335	0	1,335

Total Investments	$125	$56,568	$0	$56,693

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(294)	$0	$(294)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	7	0	12
Over the counter	0	119	0	119
	$5	$126	$0	$131

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(2)	0	(7)
Over the counter	0	(1,744)	0	(1,744)
	$(5)	$(1,746)	$0	$(1,751)

Totals	$125	$54,654	$0	$54,779

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.6%
CORPORATE BONDS & NOTES 69.2%
BANKING & FINANCE 31.4%
Abbey National Treasury Services PLC
1.179% due 08/24/2018	$9,000	$9,019
American Express Credit Corp.
0.811% due 08/15/2019	36,700	36,356
1.386% due 09/14/2020	2,700	2,710
Banco Bradesco S.A.
4.500% due 01/12/2017 (b)	6,000	5,991
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017	4,500	4,466
Banco Santander Brasil S.A.
4.250% due 01/14/2016	4,600	4,587
4.625% due 02/13/2017	8,400	8,442
Banco Santander Chile
1.186% due 04/11/2017	16,100	15,866
1.887% due 01/19/2016	3,250	3,254
2.209% due 06/07/2018	2,000	2,020
Bank of America Corp.
0.939% due 08/25/2017	32,000	31,969
1.329% due 01/15/2019	13,783	13,900
Bank of Nova Scotia
2.150% due 08/03/2016	14,795	14,961
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.742% due 03/10/2017	2,000	1,996
0.882% due 03/05/2018	9,500	9,467
1.200% due 03/10/2017	3,000	2,989
1.356% due 09/14/2018	11,000	11,034
Banque Federative du Credit Mutuel S.A.
1.137% due 01/20/2017	7,900	7,941
BB&T Corp.
1.004% due 01/15/2020	10,000	9,936
BBVA Banco Continental S.A.
2.250% due 07/29/2016	1,400	1,409
BBVA Bancomer S.A.
4.500% due 03/10/2016	11,400	11,543
BPCE S.A.
0.936% due 06/23/2017	5,270	5,259
0.964% due 06/17/2017	34,600	34,538
Citigroup, Inc.
0.985% due 04/27/2018	6,100	6,082
1.177% due 07/30/2018	15,000	15,002
Corp. Andina de Fomento
0.844% due 01/29/2018	2,800	2,825
3.750% due 01/15/2016	3,595	3,631
Credit Agricole S.A.
0.881% due 06/12/2017	12,000	11,996
1.089% due 04/15/2019	13,650	13,614
1.175% due 10/03/2016	5,400	5,417
1.302% due 06/10/2020	12,000	12,010
Credit Suisse
0.984% due 01/29/2018	29,200	29,128
Danske Bank A/S
3.875% due 04/14/2016	7,100	7,211
DBS Group Holdings Ltd.
0.789% due 07/16/2019	17,200	17,209
DNB Boligkreditt A/S
2.900% due 03/29/2017	10,000	10,104
Eksportfinans ASA
2.375% due 05/25/2016	5,600	5,615
5.500% due 05/25/2016	7,140	7,295
5.500% due 06/26/2017	11,900	12,551
ERP Operating LP
5.375% due 08/01/2016	13,500	13,990
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
0.161% due 03/20/2017	4,100	4,036
First Horizon National Corp.
5.375% due 12/15/2015	8,575	8,649
Ford Motor Credit Co. LLC
0.852% due 09/08/2017	17,500	17,154
1.166% due 03/12/2019	14,700	14,291
1.223% due 01/09/2018	32,900	32,619
1.237% due 06/15/2018	12,300	12,155
1.239% due 11/04/2019	830	806
4.207% due 04/15/2016	4,000	4,063

General Motors Financial Co., Inc.
1.643% due 04/10/2018	18,250	18,243
1.849% due 01/15/2020	23,100	22,850
2.625% due 07/10/2017	11,000	11,021
3.000% due 09/25/2017	1,800	1,821
4.750% due 08/15/2017	10,700	11,106
Goldman Sachs Group, Inc.
1.314% due 10/23/2019	6,000	6,017
1.421% due 11/15/2018	7,700	7,752
1.454% due 04/23/2020	64,970	65,210
1.497% due 04/30/2018	11,982	12,092
1.925% due 11/29/2023	5,000	5,039
HSBC Finance Corp.
0.754% due 06/01/2016	48,458	48,378
HSBC USA, Inc.
0.784% due 03/03/2017	1,500	1,496
0.924% due 11/13/2019	2,300	2,280
HSH Nordbank AG
0.464% due 12/31/2015	27,700	27,736
Hypothekenbank Frankfurt AG
0.161% due 09/20/2017	3,200	3,156
Hyundai Capital Services, Inc.
1.140% due 03/18/2017	22,900	22,870
ICICI Bank Ltd.
4.750% due 11/25/2016	4,400	4,547
Industrial Bank of Korea
3.750% due 09/29/2016	1,390	1,426
International Lease Finance Corp.
5.750% due 05/15/2016	1,150	1,169
Intesa Sanpaolo SpA
2.375% due 01/13/2017	10,500	10,540
3.125% due 01/15/2016	35,700	35,894
IPIC GMTN Ltd.
3.125% due 11/15/2015	9,400	9,437
Jefferies Group LLC
3.875% due 11/09/2015	4,895	4,908
JPMorgan Chase & Co.
0.834% due 03/01/2018	11,000	10,942
0.845% due 04/25/2018	14,600	14,542
KEB Hana Bank
1.375% due 02/05/2016	7,900	7,907
1.436% due 11/09/2016	11,200	11,253
3.125% due 06/26/2017	4,800	4,914
4.500% due 10/30/2015	125	125
Kilroy Realty LP
5.000% due 11/03/2015	6,281	6,300
Kookmin Bank
0.983% due 03/11/2016	8,000	7,999
1.086% due 03/14/2017	18,500	18,482
1.375% due 01/15/2016	1,000	1,001
1.536% due 10/11/2016	6,400	6,443
Landwirtschaftliche Rentenbank
0.442% due 12/05/2018	1,600	1,603
LeasePlan Corp. NV
3.000% due 10/23/2017	15,030	15,304
Lloyds Bank PLC
0.859% due 05/14/2018	23,000	22,884
Loews Corp.
5.250% due 03/15/2016	15,000	15,300
Macquarie Bank Ltd.
1.414% due 07/29/2020	48,000	48,216
1.600% due 10/27/2017	1,200	1,198
5.000% due 02/22/2017	2,533	2,651
Macquarie Group Ltd.
7.625% due 08/13/2019	2,000	2,345
Mizuho Bank Ltd.
0.719% due 04/16/2017	3,300	3,289
0.776% due 09/25/2017	5,100	5,079
0.966% due 03/26/2018	15,400	15,366
Morgan Stanley
1.750% due 02/25/2016	4,997	5,013
3.800% due 04/29/2016	4,000	4,066
5.750% due 10/18/2016	2,000	2,092
MUFG Americas Holdings Corp.
0.881% due 02/09/2018	9,000	9,015
Murray Street Investment Trust
4.647% due 03/09/2017	420	438
National Bank of Canada
2.200% due 10/19/2016	9,992	10,135
Nomura Holdings, Inc.
2.000% due 09/13/2016	17,013	17,102
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015	12,200	12,202

ORIX Corp.
5.000% due 01/12/2016	10,641	10,753
RCI Banque S.A.
4.600% due 04/12/2016	11,333	11,520
Santander Bank N.A.
1.216% due 01/12/2018	14,700	14,662
Santander Holdings USA, Inc.
4.625% due 04/19/2016	2,000	2,038
Shinhan Bank
0.934% due 04/08/2017	30,200	30,189
SpareBank Boligkreditt A/S
2.625% due 05/26/2017	2,050	2,074
Standard Chartered PLC
0.672% due 09/08/2017	11,000	10,930
Stone Street Trust
5.902% due 12/15/2015	11,245	11,366
Suncorp-Metway Ltd.
1.026% due 03/28/2017	5,000	5,001
Synchrony Financial
1.530% due 02/03/2020	12,000	11,862
Toronto-Dominion Bank
1.625% due 09/14/2016	11,456	11,542
Toyota Motor Credit Corp.
0.679% due 01/17/2019	12,500	12,397
UBS AG
0.689% due 08/14/2017	13,000	12,945
0.949% due 08/14/2019	35,000	34,910
1.026% due 03/26/2018	10,700	10,705
Ventas Realty LP
1.550% due 09/26/2016	550	552
Wells Fargo & Co.
0.755% due 04/22/2019	20,000	19,933
Welltower, Inc.
6.200% due 06/01/2016	1,400	1,444

		1,350,123

INDUSTRIALS 26.5%
AbbVie, Inc.
1.200% due 11/06/2015	38,650	38,667
Actavis Funding SCS
1.199% due 09/01/2016	15,580	15,560
1.416% due 03/12/2018	16,965	16,912
1.591% due 03/12/2020	23,250	23,059
Allergan, Inc.
5.750% due 04/01/2016	4,000	4,087
Amgen, Inc.
0.709% due 05/22/2017	59,000	58,845
0.929% due 05/22/2019	1,000	993
Anglo American Capital PLC
1.239% due 04/15/2016	2,300	2,298
Aviation Capital Group Corp.
3.875% due 09/27/2016	5,210	5,269
4.625% due 01/31/2018	5,282	5,421
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	1,327	1,332
BAT International Finance PLC
0.847% due 06/15/2018	12,780	12,764
1.125% due 03/29/2016	850	851
Baxalta, Inc.
1.099% due 06/22/2018	11,900	11,929
BMW U.S. Capital LLC
0.669% due 06/02/2017	17,000	16,946
Cameron International Corp.
1.150% due 12/15/2016	5,525	5,509
Canadian Natural Resources Ltd.
0.702% due 03/30/2016	6,000	5,988
Cheung Kong Infrastructure Finance BVI Ltd.
1.045% due 06/20/2017	8,300	8,265
CNOOC Finance Ltd.
1.125% due 05/09/2016	1,085	1,084
ConAgra Foods, Inc.
0.662% due 07/21/2016	29,485	29,408
1.300% due 01/25/2016	2,500	2,502
ConocoPhillips Co.
1.221% due 05/15/2022	6,100	6,086
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018	4,780	5,028
Daimler Finance North America LLC
0.640% due 08/01/2017	9,150	9,055
0.682% due 03/10/2017	31,600	31,360
0.749% due 03/02/2018	3,375	3,336
1.010% due 08/03/2017	5,000	4,980
1.650% due 03/02/2018	7,500	7,400
1.875% due 01/11/2018	3,781	3,757
2.375% due 08/01/2018	5,609	5,620

Devon Energy Corp.
0.787% due 12/15/2015	5,000	4,996
0.877% due 12/15/2016	10,985	10,866
Eaton Corp.
0.950% due 11/02/2015	7,178	7,181
eBay, Inc.
0.494% due 07/28/2017	1,510	1,489
0.780% due 08/01/2019	10,192	9,866
1.350% due 07/15/2017	20,702	20,593
El Paso Natural Gas Co. LLC
5.950% due 04/15/2017	2,000	2,111
EMD Finance LLC
0.684% due 03/17/2017	3,700	3,685
Enbridge, Inc.
0.779% due 06/02/2017	6,500	6,387
Enterprise Products Operating LLC
3.200% due 02/01/2016	6,602	6,647
Experian Finance PLC
2.375% due 06/15/2017	2,700	2,718
General Mills, Inc.
0.594% due 01/29/2016	4,521	4,519
Glencore Canada Corp.
6.000% due 10/15/2015	2,600	2,600
Glencore Finance Canada Ltd.
2.050% due 10/23/2015	39,299	39,260
Glencore Funding LLC
1.487% due 05/27/2016	1,025	967
1.700% due 05/27/2016	14,875	14,133
Harvest Operations Corp.
2.125% due 05/14/2018	2,531	2,539
Hewlett Packard Enterprise Co.
2.066% due 10/05/2017 (a)	14,800	14,800
2.243% due 10/05/2018 (a)	15,300	15,300
Hewlett-Packard Co.
2.200% due 12/01/2015	1,600	1,604
2.650% due 06/01/2016	9,731	9,875
3.000% due 09/15/2016	2,326	2,370
Hutchison Whampoa International Ltd.
3.500% due 01/13/2017	2,450	2,514
Hyundai Capital America
1.625% due 10/02/2015	11,355	11,355
Imperial Tobacco Finance PLC
2.050% due 07/20/2018	1,500	1,500
Kansas City Southern de Mexico S.A. de C.V.
0.994% due 10/28/2016	15,410	15,330
Kia Motors Corp.
3.625% due 06/14/2016	2,000	2,027
Kinder Morgan Energy Partners LP
3.500% due 03/01/2016	5,045	5,093
4.100% due 11/15/2015	4,396	4,409
6.000% due 02/01/2017	4,000	4,186
Korea National Oil Corp.
2.875% due 11/09/2015	4,603	4,613
3.125% due 04/03/2017	5,000	5,116
4.000% due 10/27/2016	23,800	24,515
Lowe’s Cos., Inc.
0.752% due 09/10/2019	13,599	13,557
0.936% due 09/14/2018	3,500	3,515
Marathon Oil Corp.
6.000% due 10/01/2017	7,900	8,497
Medtronic, Inc.
1.137% due 03/15/2020	22,000	21,909
Mylan, Inc.
1.350% due 11/29/2016	1,500	1,490
1.800% due 06/24/2016	11,400	11,381
Nabors Industries, Inc.
2.350% due 09/15/2016	2,750	2,718
NBCUniversal Enterprise, Inc.
0.974% due 04/15/2018	17,885	17,879
NBCUniversal Media LLC
2.875% due 04/01/2016	10,769	10,888
Nissan Motor Acceptance Corp.
0.884% due 03/03/2017	2,200	2,194
1.026% due 09/26/2016	32,775	32,785
Oracle Corp.
0.794% due 10/08/2019	10,000	9,967
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016	17,046	17,349
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	22,860	23,002
Pioneer Natural Resources Co.
5.875% due 07/15/2016	21,631	22,377

QUALCOMM, Inc.
0.883% due 05/20/2020	10,000	9,796
Reynolds American, Inc.
1.050% due 10/30/2015	16,215	16,215
3.500% due 08/04/2016	24,740	25,135
6.750% due 06/15/2017	4,950	5,361
Roche Holdings, Inc.
0.667% due 09/30/2019	14,900	14,847
SABIC Capital BV
3.000% due 11/02/2015	5,100	5,102
SABMiller Holdings, Inc.
0.990% due 08/01/2018	9,685	9,648
2.450% due 01/15/2017	9,250	9,376
SBA Tower Trust
2.933% due 12/15/2042	5,600	5,693
SK Broadband Co. Ltd.
2.875% due 10/29/2018	2,220	2,266
Sky Group Finance PLC
5.625% due 10/15/2015	32,570	32,613
Telefonica Emisiones S.A.U.
0.976% due 06/23/2017	30,300	30,204
3.992% due 02/16/2016	12,985	13,122
6.421% due 06/20/2016	9,018	9,340
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017	4,700	5,047
8.000% due 02/01/2016	11,235	11,474
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	7,500	7,567
3.200% due 03/01/2016	1,250	1,262
Transcontinental Gas Pipe Line Co. LLC
6.400% due 04/15/2016	4,000	4,115
Tyson Foods, Inc.
6.600% due 04/01/2016	8,105	8,328
UAL Pass-Through Trust
9.750% due 07/15/2018	207	225
10.400% due 05/01/2018	2,357	2,529
Viacom, Inc.
6.250% due 04/30/2016	4,406	4,533
Volkswagen Group of America Finance LLC
0.609% due 11/22/2016	3,000	2,909
0.699% due 05/23/2017	9,400	8,970
0.773% due 11/20/2017	23,100	21,464
0.799% due 05/22/2018	32,700	29,854
Volkswagen International Finance NV
0.764% due 11/18/2016	7,000	6,803
Walgreens Boots Alliance, Inc.
0.774% due 05/18/2016	24,600	24,589
Wm Wrigley Jr Co.
1.400% due 10/21/2016	1,300	1,304
Woolworths Ltd.
5.550% due 11/15/2015	2,000	2,010

		1,140,684

UTILITIES 11.3%
AT&T, Inc.
0.747% due 03/30/2017	4,900	4,882
1.257% due 06/30/2020	13,185	13,091
BellSouth Corp.
4.821% due 04/26/2021	61,950	63,219
BG Energy Capital PLC
2.500% due 12/09/2015	8,445	8,472
BP Capital Markets PLC
0.739% due 02/13/2018	4,200	4,186
0.821% due 05/10/2018	1,892	1,887
0.851% due 05/10/2019	5,175	5,094
0.956% due 09/26/2018	40,384	40,124
British Telecommunications PLC
1.625% due 06/28/2016	400	402
Dayton Power & Light Co.
1.875% due 09/15/2016	3,390	3,393
Dominion Resources, Inc.
1.950% due 08/15/2016	2,445	2,462
DTE Energy Co.
6.350% due 06/01/2016	18,915	19,596
Duke Energy Corp.
0.705% due 04/03/2017	3,000	2,993
Electricite de France S.A.
0.747% due 01/20/2017	22,300	22,304
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016	14,265	14,413
6.000% due 01/15/2018	2,000	2,118
Korea Electric Power Corp.
3.000% due 10/05/2015	9,075	9,075

Korea Hydro & Nuclear Power Co. Ltd.
1.109% due 05/22/2017	17,400	17,396
KT Corp.
1.750% due 04/22/2017	17,800	17,833
Laclede Group, Inc.
1.071% due 08/15/2017	10,000	9,967
LG&E and KU Energy LLC
2.125% due 11/15/2015	12,730	12,751
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017	21,000	21,150
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	7,550	7,689
Petrobras Global Finance BV
1.953% due 05/20/2016	14,570	13,769
2.000% due 05/20/2016	1,000	963
3.875% due 01/27/2016	4,300	4,230
Petroleos Mexicanos
5.750% due 03/01/2018	950	1,007
Plains All American Pipeline LP
5.875% due 08/15/2016	2,100	2,182
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016	129	132
Shell International Finance BV
0.762% due 05/11/2020	16,200	16,006
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017	27,700	27,694
1.203% due 04/10/2019	6,500	6,494
Telecom Italia Capital S.A.
5.250% due 10/01/2015	24,227	24,227
Telefonica Moviles Chile S.A.
2.875% due 11/09/2015	500	501
Verizon Communications, Inc.
1.104% due 06/17/2019	37,775	37,556
2.086% due 09/14/2018	43,373	44,627

		483,885

Total Corporate Bonds & Notes (Cost $2,989,699)		2,974,692

MUNICIPAL BONDS & NOTES 0.6%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.229% due 11/25/2043	974	981

CALIFORNIA 0.4%
California Earthquake Authority Revenue Notes, Series 2014
1.824% due 07/01/2017	8,900	8,970
California State General Obligation Notes, Series 2013
1.250% due 11/01/2016	4,500	4,523
University of California Revenue Bonds, Series 2011
0.697% due 07/01/2041	4,000	4,000

		17,493

NEW YORK 0.0%
New York State Dormitory Authority Revenue Notes, Series 2010
3.125% due 12/01/2015	100	100

OREGON 0.1%
Tri-County Metropolitan Transportation District, Oregon Revenue Notes, Series 2013
3.000% due 11/01/2016	3,500	3,504

TEXAS 0.1%
Texas State General Obligation Notes, Series 2013
0.597% due 06/01/2018	2,900	2,904
Texas State General Obligation Notes, Series 2014
0.597% due 06/01/2019	2,000	2,000

		4,904

Total Municipal Bonds & Notes (Cost $26,880)		26,982

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
0.444% due 05/25/2037	207	207
0.544% due 11/25/2036	599	602
0.594% due 06/25/2026 - 12/25/2043	24,359	24,439
0.613% due 04/18/2028 - 09/18/2031	2,384	2,407
0.614% due 03/25/2037	913	915
0.644% due 05/25/2017 - 06/25/2042	1,926	1,938
0.694% due 06/25/2031 - 12/25/2040	895	903

0.713% due 05/18/2032	407	410
0.744% due 09/25/2041	6,216	6,285
0.763% due 03/18/2032	282	286
0.774% due 06/25/2041 - 07/25/2041	21,947	22,175
0.874% due 12/25/2037 - 02/25/2041	2,710	2,744
0.892% due 01/01/2021	3,233	3,268
0.894% due 05/25/2037	319	321
0.944% due 03/25/2037 - 02/25/2040	720	755
1.044% due 07/25/2038	426	431
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	652	651
Freddie Mac
0.447% due 05/15/2036	62	62
0.457% due 11/15/2036	14	14
0.527% due 02/15/2037	2,496	2,501
0.627% due 04/15/2041	786	792
0.707% due 07/15/2039	356	360
Ginnie Mae
0.516% due 09/20/2033	3	3
0.742% due 04/20/2062	6,329	6,353
0.892% due 02/20/2062	8,511	8,570
1.242% due 02/20/2062	6,172	6,296
6.000% due 12/15/2033	40	46
6.500% due 11/15/2033 - 09/15/2034	42	48
7.000% due 01/15/2024 - 07/15/2032	257	275
7.500% due 07/15/2024 - 06/15/2028	211	227
10.000% due 02/15/2016 - 04/15/2025	25	27
11.000% due 10/15/2015 - 09/20/2019	1	0
NCUA Guaranteed Notes
0.554% due 12/07/2020	1,299	1,299
0.573% due 11/06/2017	3,804	3,811
0.583% due 03/06/2020	1,607	1,610
0.763% due 12/08/2020	3,169	3,191

Total U.S. Government Agencies (Cost $103,749)		104,222

MORTGAGE-BACKED SECURITIES 7.1%
American Home Mortgage Investment Trust
0.484% due 02/25/2045	157	156
Asset Securitization Corp.
6.930% due 02/14/2043	6,223	6,553
BAMLL Commercial Mortgage Securities Trust
1.548% due 12/15/2029	12,000	12,031
1.607% due 12/15/2031	10,000	10,017
Banc of America Commercial Mortgage Trust
5.415% due 09/10/2047	9,669	9,963
5.948% due 05/10/2045	1,040	1,051
Banc of America Mortgage Trust
2.653% due 03/25/2034	378	382
Barclays Commercial Mortgage Securities Trust
1.316% due 02/15/2028	25,201	24,958
Bear Stearns Adjustable Rate Mortgage Trust
2.564% due 08/25/2033	1,968	1,972
Bear Stearns Commercial Mortgage Securities Trust
5.537% due 10/12/2041	11,062	11,378
BNPP Mortgage Securities LLC Trust
6.000% due 08/27/2037	228	234
Carefree Portfolio Trust
1.527% due 11/15/2019	18,000	18,008
Citigroup Commercial Mortgage Trust
1.487% due 07/15/2027	4,000	4,009
5.973% due 03/15/2049	6,173	6,262
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	8,903	9,191
5.487% due 01/15/2046	7,041	7,047
5.488% due 01/15/2046	2,773	2,776
COBALT Commercial Mortgage Trust
5.484% due 04/15/2047	3,785	3,971
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	4,804	4,968
5.311% due 12/15/2039	9,695	9,909
5.855% due 03/15/2039	5,931	6,005
5.998% due 06/15/2038	611	625
DBRR Trust
0.853% due 02/25/2045	133	133
Hilton USA Trust
1.204% due 11/05/2030	1,084	1,083
Hyatt Hotel Portfolio Trust
1.457% due 11/15/2029	7,800	7,812
JPMorgan Chase Commercial Mortgage Securities Trust
1.187% due 07/15/2031	12,000	11,939
5.420% due 01/15/2049	3,724	3,869
5.440% due 06/12/2047	5,359	5,556
5.794% due 02/12/2051	2,243	2,377

5.814% due 06/12/2043	2,531	2,565
5.866% due 02/12/2049	1,460	1,494
5.961% due 06/15/2049	1,131	1,162
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	1,904	1,979
5.430% due 02/15/2040	2,686	2,801
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.907% due 11/15/2031	2,106	2,071
Merrill Lynch Mortgage Investors Trust
6.720% due 11/15/2026	378	387
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.166% due 12/12/2049	3,148	3,256
Morgan Stanley Capital Trust
0.354% due 07/12/2044	22,929	22,854
1.085% due 03/15/2045	546	547
3.884% due 09/15/2047	7,657	7,688
5.328% due 11/12/2041	8,465	8,682
5.439% due 02/12/2044	43	43
5.587% due 03/12/2044	2,113	2,115
5.610% due 04/15/2049	72	73
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045	1,883	1,978
RBSSP Resecuritization Trust
0.699% due 10/26/2036	508	498
2.290% due 12/26/2036	1,310	1,315
2.752% due 05/26/2037	370	370
Selkirk Ltd.
1.860% due 12/20/2041	11,714	11,766
UBS-Citigroup Commercial Mortgage Trust
1.524% due 01/10/2045	1,163	1,167
Wachovia Bank Commercial Mortgage Trust
0.357% due 10/15/2048	4,327	4,294
0.382% due 06/15/2049	900	886
0.417% due 04/15/2047	33,100	32,230
5.749% due 07/15/2045	1,865	1,914
WaMu Commercial Mortgage Securities Trust
5.558% due 03/23/2045	5,321	5,408
Wells Fargo-RBS Commercial Mortgage Trust
1.456% due 11/15/2044	294	295

Total Mortgage-Backed Securities (Cost $306,970)		304,073

ASSET-BACKED SECURITIES 7.9%
Aimco CLO
0.583% due 08/20/2020	991	985
Aircraft Lease Securitisation Ltd.
0.459% due 05/10/2032	920	912
ALM Ltd.
1.937% due 01/20/2026	21,800	21,936
AmeriCredit Automobile Receivables Trust
0.524% due 04/09/2018	6,916	6,907
Apidos Quattro CDO
0.537% due 01/20/2019	287	287
Ares CLO Ltd.
0.959% due 11/25/2020	4,676	4,608
Atrium CDO Corp.
1.421% due 11/16/2022	6,133	6,140
BA Credit Card Trust
0.537% due 06/15/2020	1,500	1,499
Babson CLO Ltd.
1.561% due 05/15/2023	8,800	8,801
California Republic Auto Receivables Trust
0.540% due 03/15/2017	588	588
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022	9,000	9,001
Carlyle Global Market Strategies CLO Ltd.
1.630% due 07/27/2026	22,000	22,167
Cavalry CLO Ltd.
1.659% due 01/16/2024	7,200	7,181
Chancelight, Inc.
0.924% due 04/25/2039	2,792	2,761
CIFC Funding Ltd.
1.587% due 01/19/2023	4,704	4,711
1.682% due 12/05/2024	8,600	8,597
COA Summit CLO Ltd.
1.637% due 04/20/2023	2,610	2,609
ColumbusNova CLO Ltd.
0.547% due 07/18/2018	136	136
Cornerstone CLO Ltd.
0.509% due 07/15/2021	1,713	1,697
Dell Equipment Finance Trust
0.640% due 07/22/2016	2,572	2,570
Drug Royalty LP
3.139% due 07/15/2023	2,860	2,897

Dryden Leveraged Loan CDO
0.527% due 10/20/2020	1,032	1,028
Dryden Senior Loan Fund
1.459% due 01/15/2022	7,246	7,234
Duane Street CLO Ltd.
0.536% due 01/11/2021	162	162
Exeter Automobile Receivables Trust
1.060% due 08/15/2018	7,052	7,041
Flagship CLO
0.575% due 09/20/2019	223	221
Fore CLO Ltd.
0.532% due 07/20/2019	268	268
Fortress Credit Investments Ltd.
1.574% due 07/17/2023	8,600	8,598
Four Corners CLO Ltd.
0.565% due 01/26/2020	1,601	1,590
Franklin CLO Ltd.
0.597% due 06/15/2018	425	423
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023	8,401	8,401
Galaxy CLO Ltd.
1.623% due 08/20/2022	1,100	1,100
Golden Knight CDO Ltd.
0.529% due 04/15/2019	705	701
Goldentree Loan Opportunities Ltd.
0.982% due 10/18/2021	616	614
Inwood Park CDO Ltd.
0.512% due 01/20/2021	6,214	6,214
Kingsland Ltd.
0.544% due 08/24/2021	1,820	1,813
Landmark CLO Ltd.
0.527% due 10/19/2020	2,435	2,425
LCM LP
1.547% due 10/19/2022	8,000	7,993
1.549% due 04/15/2022	18,533	18,552
Madison Park Funding Ltd.
1.611% due 08/15/2022	10,600	10,603
MT Wilson CLO Ltd.
0.516% due 07/11/2020	305	305
Nelnet Student Loan Trust
0.439% due 12/24/2035	7,400	7,046
Northstar Education Finance, Inc.
0.894% due 12/26/2031	3,162	3,131
Oaktree Enhanced Income Funding Ltd.
1.487% due 04/20/2023	6,650	6,636
Ocean Trails CLO
0.536% due 10/12/2020	1,479	1,469
Octagon Investment Partners Ltd.
1.574% due 05/05/2023	14,480	14,462
OHA Credit Partners Ltd.
1.531% due 05/15/2023	21,800	21,807
OHA Intrepid Leveraged Loan Fund Ltd.
1.209% due 04/20/2021	920	921
Panhandle-Plains Higher Education Authority, Inc.
0.826% due 07/01/2021	1,926	1,923
1.456% due 10/01/2035	1,371	1,389
SLM Private Education Loan Trust
0.957% due 10/16/2023	1,220	1,220
SLM Student Loan Trust
0.295% due 07/25/2017	31	31
0.695% due 04/25/2023	5,960	5,949
0.795% due 10/25/2017	337	337
0.845% due 10/25/2017	227	227
0.894% due 01/25/2029	6,185	6,067
1.795% due 04/25/2023	987	990
Stone Tower CLO Ltd.
0.509% due 04/17/2021	2,120	2,102
Structured Asset Investment Loan Trust
1.194% due 11/25/2033	1,712	1,651
Symphony CLO LP
1.383% due 01/09/2023	9,062	9,038
Symphony CLO Ltd.
1.544% due 07/28/2021	3,078	3,079
1.564% due 07/23/2023	18,400	18,410
Voya CLO Ltd.
0.539% due 12/13/2020	849	843
1.589% due 10/15/2022	19,500	19,498
1.609% due 10/15/2022	9,800	9,794

WG Horizons CLO
0.587% due 05/24/2019	214	212

Total Asset-Backed Securities (Cost $340,223)		340,508

SOVEREIGN ISSUES 5.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016	6,800	6,775
Export-Import Bank of Korea
1.032% due 11/26/2016	7,000	7,038
1.036% due 01/14/2017	17,250	17,286
1.184% due 09/17/2016	24,600	24,687
1.250% due 11/20/2015	20,550	20,563
Hydro-Quebec
2.000% due 06/30/2016	5,220	5,279
Japan Finance Organization for Municipalities
0.979% due 05/22/2017	13,000	13,070
Korea Development Bank
0.920% due 01/22/2017	21,600	21,599
3.250% due 03/09/2016	4,495	4,539
Korea Housing Finance Corp.
3.500% due 12/15/2016	2,019	2,068
4.125% due 12/15/2015	7,400	7,448
Korea Land & Housing Corp.
1.875% due 08/02/2017	2,200	2,211
Mexico Government International Bond
5.625% due 01/15/2017	13,500	14,344
Province of Ontario
2.300% due 05/10/2016	29,000	29,317
Province of Quebec
0.563% due 09/04/2018	7,600	7,601
State of North Rhine-Westphalia
0.620% due 05/03/2017	33,000	33,118

Total Sovereign Issues (Cost $216,901)		216,943

SHORT-TERM INSTRUMENTS 8.3%
CERTIFICATES OF DEPOSIT 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015	25,750	25,747
Intesa Sanpaolo SpA
1.666% due 04/11/2016	2,750	2,755
Itau Unibanco Holding S.A.
1.613% due 05/31/2016	7,300	7,306
Sumitomo Mitsui Banking Corp.
0.670% due 05/02/2017	3,600	3,600

		39,408

COMMERCIAL PAPER 7.4%
Amcor Ltd.
0.528% due 10/05/2015	5,390	5,390
0.528% due 10/06/2015	10,498	10,497
Becton Dickinson&Co.
0.487% due 10/08/2015	4,000	4,000
0.497% due 10/22/2015	4,900	4,899
CommonWealth Edison
0.517% due 10/06/2015	2,000	2,000
ENI Finance USA, Inc.
0.578% due 10/06/2015	5,000	5,000
1.315% due 06/02/2016	24,000	23,836
1.315% due 06/03/2016	5,000	4,966
1.388% due 06/10/2016	7,000	6,949
Entergy Corp.
0.924% due 10/15/2015	8,000	7,998
0.965% due 11/16/2015	10,000	9,994
0.966% due 12/01/2015	16,500	16,486
Enterprise Products Operating LLC
0.497% due 10/08/2015	2,730	2,730
Hitachi Capital America Corp.
0.446% due 10/08/2015	9,500	9,499
Hyundai Capital America
0.507% due 10/16/2015	26,700	26,697
Monsanto Co.
0.538% due 11/16/2015	10,000	9,996
Southwestern Energy Co.
1.289% due 10/01/2015	10,000	10,000
1.289% due 10/26/2015	35,000	34,988
Tesco Treasury Services PLC
2.286% due 10/09/2015	48,000	47,977
Volvo Group Treasury N.A.
0.507% due 10/02/2015	19,000	19,000

Weatherford International Ltd.
1.096% due 10/01/2015	5,615	5,615
1.116% due 10/13/2015	3,350	3,349
1.197% due 10/19/2015	3,000	2,999
1.198% due 10/14/2015	6,000	5,999
WPP CP LLC
0.548% due 10/01/2015	14,000	14,000
0.548% due 10/09/2015	4,000	4,000
0.558% due 10/09/2015	2,400	2,400
0.558% due 10/14/2015	9,600	9,599
0.558% due 10/20/2015	7,000	6,999

		317,862

Total Short-Term Instruments (Cost $357,124)		357,270

Total Investments in Securities (Cost $4,341,546)		4,324,690

Total Investments 100.6% (Cost $4,341,546)		$4,324,690
Other Assets and Liabilities, net (0.6%)		(25,674)

Net Assets 100.0%		$4,299,016

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BRC	0.000%	07/22/2015	07/21/2017	$(2,216)	$(2,218)

Total Reverse Repurchase Agreements					$(2,218)

(1)	As of September 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $64,778 at a weighted average interest rate of 0.323%.

(b)	Securities with an aggregate market value of $2,197 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,350,123	$0	$1,350,123
Industrials	30,100	1,110,359	225	1,140,684
Utilities	0	483,885	0	483,885
Municipal Bonds & Notes
Arkansas	0	981	0	981
California	0	17,493	0	17,493
New York	0	100	0	100
Oregon	0	3,504	0	3,504
Texas	0	4,904	0	4,904
U.S. Government Agencies	0	104,222	0	104,222
Mortgage-Backed Securities	0	292,307	11,766	304,073
Asset-Backed Securities	0	340,508	0	340,508
Sovereign Issues	0	216,943	0	216,943
Short-Term Instruments
Certificates of Deposit	0	39,408	0	39,408
Commercial Paper	0	317,862	0	317,862

Total Investments	$30,100	$4,282,599	$11,991	$4,324,690

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.2%
AUSTRALIA 0.4%
SOVEREIGN ISSUES 0.4%
Australia Government International Inflation Linked Bond
1.250% due 02/21/2022	AUD	538	$399

Total Australia (Cost $508)			399

BRAZIL 12.0%
SOVEREIGN ISSUES 12.0%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (a)	BRL	1,500	327
0.000% due 01/01/2019 (a)		1,400	217
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		16,649	3,403
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 08/15/2022		13,429	3,133
6.000% due 08/15/2030		1,228	273
6.000% due 05/15/2035		5,614	1,225
6.000% due 08/15/2040		3,644	785
6.000% due 05/15/2045		3,293	704
6.000% due 08/15/2050		3,558	756

Total Brazil (Cost $19,462)			10,823

CANADA 2.0%
SOVEREIGN ISSUES 2.0%
Canada Government International Bond
1.250% due 12/01/2047 (b)	CAD	1,239	1,075
1.500% due 12/01/2044 (b)		771	701

Total Canada (Cost $2,105)			1,776

CHILE 2.9%
SOVEREIGN ISSUES 2.9%
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 02/01/2021 (b)	CLP	887,141	1,400
3.000% due 03/01/2022 (b)		760,407	1,213

Total Chile (Cost $3,491)			2,613

COLOMBIA 3.5%
SOVEREIGN ISSUES 3.5%
Colombian TES
3.000% due 03/25/2033 (b)	COP	6,268,732	1,711
3.500% due 03/10/2021 (b)		2,238,753	738
4.250% due 05/17/2017 (b)		2,238,753	762

Total Colombia (Cost $5,125)			3,211

DENMARK 3.8%
SOVEREIGN ISSUES 3.8%
Denmark Government International Bond
0.100% due 11/15/2023 (b)	DKK	22,423	3,475

Total Denmark (Cost $4,044)			3,475

FRANCE 4.4%
SOVEREIGN ISSUES 4.4%
France Government International Bond
0.100% due 07/25/2021 (b)	EUR	202	235
0.250% due 07/25/2018 (b)		1,246	1,434
0.700% due 07/25/2030 (b)		200	243
1.800% due 07/25/2040 (b)		571	872
3.500% due 04/25/2020		900	1,161

Total France (Cost $4,076)			3,945

GERMANY 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Germany
0.100% due 04/15/2046 (b)	EUR	20	24
0.750% due 04/15/2018 (b)		64	73

Total Germany (Cost $107)			97

INDIA 1.4%
CORPORATE BONDS & NOTES 1.4%
Export-Import Bank of India
2.477% due 03/30/2016		$1,300	1,305

Total India (Cost $1,302)			1,305

ITALY 12.8%
SOVEREIGN ISSUES 12.8%
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	3,026	3,573
2.100% due 09/15/2021 (b)		1,870	2,305
2.250% due 04/22/2017 (b)		2,009	2,307
2.350% due 09/15/2019 (b)		221	269
2.350% due 09/15/2024 (b)		1,745	2,206
2.550% due 10/22/2016 (b)		301	344
2.550% due 09/15/2041 (b)		401	543

Total Italy (Cost $12,624)			11,547

JAPAN 8.0%
SOVEREIGN ISSUES 8.0%
Japan Government International CPI Linked Bond
0.100% due 09/10/2024	JPY	820,000	7,259

Total Japan (Cost $7,223)			7,259

MEXICO 8.4%
SOVEREIGN ISSUES 8.4%
Mexico Government International Bond
2.000% due 06/09/2022 (b)	MXN	24,425	1,392
4.000% due 11/15/2040 (b)		52,653	3,301
4.000% due 11/08/2046 (b)		3,659	231
4.500% due 12/04/2025 (b)		30,475	2,043
4.500% due 11/22/2035 (b)		7,327	493
4.750% due 06/14/2018		2,005	119

Total Mexico (Cost $9,355)			7,579

NEW ZEALAND 2.8%
SOVEREIGN ISSUES 2.8%
New Zealand Government International Bond
5.500% due 04/15/2023	NZD	600	449
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025		2,269	1,444
4.500% due 02/15/2016		1,060	681

Total New Zealand (Cost $3,301)			2,574

SLOVENIA 0.3%
SOVEREIGN ISSUES 0.3%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	200	235

Total Slovenia (Cost $269)			235

SOUTH AFRICA 3.8%
SOVEREIGN ISSUES 3.8%
South Africa Government International Bond
7.250% due 01/15/2020	ZAR	48,500	3,422

Total South Africa (Cost $5,677)			3,422

SOUTH KOREA 1.5%
SOVEREIGN ISSUES 1.5%
Korea Treasury Bond
1.125% due 06/10/2023 (b)	KRW	1,639,777	1,353

Total South Korea (Cost $1,396)			1,353

SPAIN 1.5%
SOVEREIGN ISSUES 1.5%
Spain Government International Bond
0.550% due 11/30/2019 (b)	EUR	899	1,026
1.000% due 11/30/2030 (b)		100	107
2.150% due 10/31/2025		200	229

Total Spain (Cost $1,368)			1,362

SWEDEN 0.5%
SOVEREIGN ISSUES 0.5%
Sweden Government International Inflation Linked Bond
0.250% due 06/01/2022	SEK	3,595	461

Total Sweden (Cost $539)			461

TURKEY 5.5%
SOVEREIGN ISSUES 5.5%
Turkey Government International Bond
2.000% due 04/16/2025 (b)	TRY	2,060	602
2.400% due 05/08/2024 (b)		3,848	1,173
4.000% due 04/01/2020 (b)		9,342	3,164

Total Turkey (Cost $6,043)			4,939

UNITED KINGDOM 9.7%
SOVEREIGN ISSUES 9.7%
United Kingdom Gilt
0.125% due 03/22/2024 (b)	GBP	2,987	4,906
0.125% due 03/22/2044 (b)		245	481
0.125% due 03/22/2068 (b)		176	454
0.750% due 03/22/2034 (b)		56	110
1.125% due 11/22/2037 (b)		256	570
1.250% due 11/22/2027 (b)		1,199	2,289

Total United Kingdom (Cost $8,827)			8,810

UNITED STATES 53.5%
U.S. GOVERNMENT AGENCIES 1.5%
Fannie Mae
2.625% due 09/06/2024		$1,300	1,333
U.S. TREASURY OBLIGATIONS 52.0%
U.S. Treasury Bonds
2.500% due 02/15/2045		200	184
2.875% due 08/15/2045		240	240
3.000% due 11/15/2044 (d)(g)		1,330	1,360
3.000% due 05/15/2045 (d)		1,150	1,178
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (d)		1,189	1,178
0.125% due 04/15/2019 (d)		7,130	7,110
0.125% due 04/15/2020 (d)		815	811
0.125% due 01/15/2022 (d)		1,423	1,389
0.125% due 07/15/2022 (g)		664	649
0.125% due 01/15/2023 (d)(g)		2,274	2,196

0.125% due 07/15/2024		503	480
0.250% due 01/15/2025		101	97
0.375% due 07/15/2025 (d)		1,308	1,276
0.625% due 07/15/2021 (d)		11,644	11,822
0.625% due 01/15/2024		818	816
0.750% due 02/15/2042 (d)(g)		2,619	2,300
0.750% due 02/15/2045		953	829
1.250% due 07/15/2020 (d)		1,094	1,150
1.375% due 02/15/2044 (d)		937	953
1.875% due 07/15/2019 (d)		2,794	2,987
2.000% due 01/15/2026		601	676
2.375% due 01/15/2017		118	121
2.375% due 01/15/2025		2,330	2,685
2.375% due 01/15/2027 (d)		1,917	2,248
2.500% due 07/15/2016		638	649
2.500% due 01/15/2029		345	414
3.625% due 04/15/2028		44	59
U.S. Treasury Notes
1.500% due 05/31/2020 (d)		1,200	1,211

			47,068

Total United States (Cost $49,721)			48,401

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (c) 0.9%			790

SHORT-TERM NOTES 1.3%
Fannie Mae
0.264% due 02/02/2016		$200	200
Federal Home Loan Bank
0.122% due 10/07/2015		200	200
0.137% due 01/19/2016		400	400
0.193% due 02/08/2016		200	200
Freddie Mac
0.183% due 02/03/2016		200	200

			1,200

JAPAN TREASURY BILLS 0.2%
(0.035%) due 12/28/2015	JPY	20,000	167

Total Short-Term Instruments (Cost $2,156)			2,157

Total Investments in Securities (Cost $148,719)			127,743

Total Investments 141.2% (Cost $148,719)			$127,743
Financial Derivative Instruments (e)(f) (0.2%) (Cost or Premiums, net $(111))			(169)
Other Assets and Liabilities, net (41.0%)			(37,109)

Net Assets 100.0%			$90,465

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon bond.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
GSC	0.000%	09/30/2015	10/01/2015	$200	Freddie Mac 4.000% due 03/01/2043	$(207)	$200	$200
SSB	0.000	09/30/2015	10/01/2015	590	U.S. Treasury Notes 1.875% due 06/30/2020	(606)	590	590

Total Repurchase Agreements						$(813)	$790	$790

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.000%	09/24/2015	10/01/2015	$(9,636)	$(9,637)
BSN	0.000	08/28/2015	10/28/2015	(7,096)	(7,099)
	0.000	08/31/2015	10/13/2015	(120)	(120)
	0.000	09/14/2015	10/13/2015	(812)	(812)
SCX	0.000	08/21/2015	10/21/2015	(1,206)	(1,207)
	0.000	09/11/2015	10/13/2015	(1,244)	(1,244)

Total Reverse Repurchase Agreements					$(20,119)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.300%	09/23/2015	10/07/2015	$(1,179)	$(1,179)
MSC	0.420	08/26/2015	10/07/2015	(16,161)	(16,171)
TDM	0.320	08/07/2015	10/07/2015	(1,150)	(1,151)
	0.380	08/18/2015	10/14/2015	(107)	(107)

Total Sale-Buyback Transactions					$(18,608)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $42,223 at a weighted average interest rate of 0.303%.
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop.

(d)	Securities with an aggregate market value of $57,116 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.375	12/14/2015	89	$6	$1

Total Purchased Options				$6	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	1	$0	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	16	(9)	1	0
90-Day Eurodollar March Futures	Short	03/2016	6	(4)	0	0
90-Day Eurodollar March Futures	Short	03/2017	10	(16)	0	0
90-Day Eurodollar September Futures	Short	09/2016	18	(23)	1	0
Euro-BTP Italy Government Bond December Futures	Long	12/2015	4	11	2	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	18	11	0	(1)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	41	50	0	(3)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	43	(121)	24	0

Total Futures Contracts				$(101)	$28	$(4)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$1,500	$8	$(9)	$2	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	300	1	0	0	(1)

				$9	$(9)	$2	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	12/16/2017		$10,700	$(135)	$(29)	$3	$0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		900	(22)	0	0	0
Pay	3-Month USD-LIBOR	2.225	09/16/2025		300	(6)	(6)	0	0
Pay	3-Month USD-LIBOR	3.000	09/16/2025		1,700	(23)	(17)	1	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		3,500	(141)	(193)	2	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		800	(32)	(32)	3	0
Pay	6-Month GBP-LIBOR	2.088	12/04/2024	GBP	500	(24)	(24)	3	0
Pay	6-Month GBP-LIBOR	2.000	03/16/2026		1,580	(22)	(44)	0	(10)
Pay	6-Month GBP-LIBOR	2.250	03/16/2046		1,520	(83)	(90)	0	(27)
Pay	28-Day MXN-TIIE	6.390	07/10/2025	MXN	8,100	(1)	(3)	0	(3)
Pay	28-Day MXN-TIIE	6.420	07/10/2025		10,600	(3)	(3)	0	(5)
Pay	28-Day MXN-TIIE	6.710	09/20/2029		300	0	(2)	0	0
Pay	28-Day MXN-TIIE	7.030	06/28/2035		1,300	0	0	0	(1)

						$(492)	$(443)	$12	$(46)

Total Swap Agreements						$(483)	$(452)	$14	$(47)

Cash of $1,012 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015		$5,371	GBP	3,533	$0	$(27)
	11/2015	AUD	120		$84	0	0
	11/2015	GBP	3,681		5,595	28	0
	10/2016	BRL	800		203	22	0
BPS	11/2015	DKK	1,440		216	0	0
	11/2015	SEK	1,740		207	0	(1)
	12/2015	MXN	22,284		1,309	0	(1)
BRC	11/2015	ILS	868		229	8	0
	12/2015	MXN	503		29	0	0
CBK	10/2015	INR	5,260		79	0	(1)
	10/2015		$1,913	ILS	7,217	0	(73)
	11/2015	DKK	26,719		$3,921	0	(84)
	11/2015	EUR	9,028		9,921	35	(209)
	11/2015	GBP	92		143	4	0
	11/2015		$309	BRL	1,273	9	0
	11/2015		4,020	EUR	3,564	1	(36)
	12/2015	CLP	45,491		$64	0	(1)
	12/2015		$111	MXN	1,886	0	0
	01/2016	BRL	3,632		$1,089	202	0
DUB	10/2015		11,478		2,865	0	(30)
	10/2015	ILS	7,217		1,834	0	(6)
	10/2015	TWD	1,953		60	1	0
	10/2015		$2,889	BRL	11,478	6	0
	10/2015	ZAR	15,517		$1,233	117	0
	11/2015		$2,836	BRL	11,478	27	0
	11/2015		141	EUR	125	0	(2)
	12/2015		1,836	ILS	7,217	6	0
FBF	10/2015	BRL	442		$120	9	0
	10/2015	JPY	22,820		190	0	0
	10/2015		$111	BRL	442	0	0
GLM	10/2015	BRL	3,730		$939	0	(2)
	10/2015		$1,737	AUD	2,416	0	(41)
	10/2015		1,022	BRL	3,730	0	(81)
	10/2015	ZAR	1,607		$124	8	0
	11/2015	CAD	598		451	3	0
	11/2015	COP	4,421,358		1,481	57	0
	11/2015		$613	EUR	535	0	(15)
	11/2015		631	SEK	5,510	28	0
HUS	10/2015	TWD	1,954		$60	1	0
	10/2015		$373	JPY	44,600	0	(2)
	10/2015		2,248	KRW	2,556,114	0	(93)
	10/2015	ZAR	1,280		$91	0	(1)
	11/2015	TRY	538		174	0	(1)
	11/2015		$452	EUR	399	0	(5)
	12/2015	CLP	841,560		$1,234	33	0
JPM	10/2015	BRL	9,111		2,293	0	(5)
	10/2015	CAD	2,526		1,896	3	0
	10/2015	KRW	242,630		203	0	(2)
	10/2015		$2,531	BRL	9,111	0	(233)
	11/2015	COP	238,125		$76	0	(1)
	11/2015	GBP	274		420	5	0
	11/2015	INR	8,633		130	0	(1)
	11/2015		$1,895	CAD	2,526	0	(3)
	11/2015		384	EUR	340	0	(3)
	11/2015		669	GBP	440	0	(4)
	11/2015		1,084	INR	70,489	0	(16)
	04/2016	BRL	4,580		$1,400	312	0
	10/2016		700		177	18	0
MSB	10/2015	JPY	44,600		371	0	0
	11/2015	BRL	2,062		505	0	(9)
	11/2015	CAD	159		119	0	(1)
	11/2015	ILS	264		67	0	0
	11/2015	JPY	34,700		289	0	0
	11/2015		$371	JPY	44,600	0	0
NAB	10/2015	AUD	2,416		$1,692	0	(3)
	10/2015		$2,169	EUR	1,900	0	(46)
	11/2015		1,689	AUD	2,416	3	0
NGF	10/2015	TWD	4,975		$150	0	(1)
SCX	10/2015	GBP	3,533		5,486	141	0
	10/2015	INR	19,273		290	0	(3)
	10/2015	NZD	3,770		2,432	22	0
	10/2015		$1,908	CAD	2,526	0	(15)
	10/2015		2,382	NZD	3,770	28	0
	11/2015	NZD	3,770		$2,376	0	(28)
	11/2015	TRY	2,309		767	16	0
	11/2015		$731	DKK	4,855	0	(3)
SOG	10/2015	INR	21,258		$320	0	(4)
UAG	10/2015	BRL	922		250	18	0
	10/2015	TWD	3,595		110	1	0
	10/2015		$232	BRL	922	1	0
	10/2015		1,093	INR	70,344	0	(22)
	11/2015	CAD	464		$355	7	0
	11/2015	INR	20,661		310	0	(4)
	11/2015		$59	EUR	53	0	0
	11/2015		435	GBP	286	0	(2)
	12/2015		138	MXN	2,360	1	0

Total Forward Foreign Currency Contracts						$1,181	$(1,121)

Purchased Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Cost	Market Value
JPM	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020	$3,900	$0	$25

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015	$1,400	$14	$0
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	7,600	9	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	15,100	13	2
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	02/08/2016	1,500	18	8
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	01/05/2016	6,200	4	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	5,800	5	1

							$63	$13

Total Purchased Options							$63	$38

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	4.000	03/17/2016		$800	$(34)	$(69)
GLM	Put - OTC EUR versus USD		$1.085	11/25/2015	EUR	430	(5)	(3)
	Put - OTC EUR versus USD		1.100	11/25/2015		390	(4)	(4)

							$(43)	$(76)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) -3.000%] or 0	06/01/2016	$200	$0	$0
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) -3.000%] or 0	06/22/2035	300	(14)	(7)
JPM	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	3,900	0	(4)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	1,100	(12)	(16)

						$(26)	$(27)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	$1,200	$(6)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	10/05/2015	500	(7)	0
DUB	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.800	10/23/2015	1,300	(3)	(8)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	02/08/2016	1,500	(20)	(25)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500	02/18/2016	6,600	(21)	(40)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	3,200	(12)	(17)
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	800	(3)	(4)

							$(72)	$(94)

Total Written Options							$(141)	$(197)

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.730%	08/26/2025		$100	$0	$(1)	$0	$(1)
BPS	Pay	1-Year BRL-CDI	14.560	01/04/2021	BRL	400	0	(2)	0	(2)
BRC	Pay	1-Year BRL-CDI	13.030	01/02/2018		600	0	(6)	0	(6)
CBK	Pay	1-Month GBP-UKRPI	3.190	04/15/2030	GBP	400	0	6	6	0
	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		300	0	16	16	0
DUB	Pay	1-Year BRL-CDI	13.450	01/04/2021	BRL	300	0	(4)	0	(4)
	Pay	1-Year BRL-CDI	14.500	01/04/2021		2,500	0	(13)	0	(13)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	100	0	5	5	0
	Pay	1-Month GBP-UKRPI	3.335	04/15/2035		300	0	2	2	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		900	(1)	127	126	0
	Pay	1-Year BRL-CDI	13.450	01/04/2021	BRL	300	0	(4)	0	(4)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	950	0	15	15	0
	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		300	0	13	13	0
	Pay	1-Year BRL-CDI	13.730	01/02/2018	BRL	3,600	0	(29)	0	(29)
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	1,500	(3)	0	0	(3)
HUS	Pay	1-Year BRL-CDI	13.421	01/04/2021	BRL	1,200	0	(15)	0	(15)
	Pay	1-Year BRL-CDI	13.450	01/04/2021		2,700	0	(34)	0	(34)
	Pay	1-Year BRL-CDI	14.500	01/04/2021		1,400	0	(7)	0	(7)
	Pay	1-Year BRL-CDI	14.560	01/04/2021		2,600	0	(13)	0	(13)
JPM	Pay	1-Year BRL-CDI	13.730	01/02/2018		20,200	(35)	(126)	0	(161)
UAG	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018	EUR	2,600	0	(2)	0	(2)
	Pay	3-Month USD-CPURNSA Index	2.063	05/12/2025		$1,300	0	49	49	0

							$(39)	$(23)	$232	$(294)

Total Swap Agreements							$(39)	$(23)	$232	$(294)

(g)	Securities with an aggregate market value of $374 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$399	$0	$399
Brazil
Sovereign Issues	0	10,823	0	10,823
Canada
Sovereign Issues	0	1,776	0	1,776
Chile
Sovereign Issues	0	2,613	0	2,613
Colombia
Sovereign Issues	0	3,211	0	3,211
Denmark
Sovereign Issues	0	3,475	0	3,475
France
Sovereign Issues	0	3,945	0	3,945
Germany
Sovereign Issues	0	97	0	97
India
Corporate Bonds & Notes	0	1,305	0	1,305
Italy
Sovereign Issues	0	11,547	0	11,547
Japan
Sovereign Issues	0	7,259	0	7,259
Mexico
Sovereign Issues	0	7,579	0	7,579
New Zealand
Sovereign Issues	0	2,574	0	2,574
Slovenia
Sovereign Issues	0	235	0	235
South Africa
Sovereign Issues	0	3,422	0	3,422
South Korea
Sovereign Issues	0	1,353	0	1,353
Spain
Sovereign Issues	0	1,362	0	1,362
Sweden
Sovereign Issues	0	461	0	461
Turkey
Sovereign Issues	0	4,939	0	4,939
United Kingdom
Sovereign Issues	0	8,810	0	8,810
United States
U.S. Government Agencies	0	1,333	0	1,333
U.S. Treasury Obligations	0	47,068	0	47,068
Short-Term Instruments
Repurchase Agreements	0	790	0	790
Short-Term Notes	0	1,200	0	1,200
Japan Treasury Bills	0	167	0	167

Total Investments	$0	$127,743	$0	$127,743

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	29	14	0	43
Over the counter	0	1,451	0	1,451
	$29	$1,465	$0	$1,494

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(47)	0	(51)
Over the counter	0	(1,612)	0	(1,612)

	$(4)	$(1,659)	$0	$(1,663)

Totals	$25	$127,549	$0	$127,574

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.1%
MUNICIPAL BONDS & NOTES 93.2%
ALABAMA 0.8%
University of Alabama Revenue Bonds, Series 2012
5.000% due 07/01/2025	$1,610	$1,899

ARIZONA 3.1%
Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	400	415
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2009
4.250% due 10/01/2019	730	819
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2022	1,350	1,637
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2014
5.000% due 10/01/2026	1,250	1,535
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014
5.000% due 07/01/2027	2,500	3,014

		7,420

ARKANSAS 0.2%
University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	320	378

CALIFORNIA 10.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.720% due 04/01/2047	1,000	1,002
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,141
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2018	500	555
5.000% due 05/01/2019	1,040	1,189
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	575
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	559
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	578
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,587
Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2029	250	291
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,637
Los Angeles, California Wastewater System Revenue Bonds, Series 2015
5.000% due 06/01/2029	1,350	1,628
Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	2,000	2,397
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016 (b)	1,000	997
Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	500	540
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2018	500	555
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2029	1,000	1,183
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	720	739
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,070
San Francisco, California City & County General Obligation Notes, Series 2011
5.000% due 06/15/2021	370	444
San Jose, California Hotel Tax Revenue Notes, Series 2011
5.000% due 05/01/2017	1,115	1,189
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017 (b)	750	738
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	647
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,143

		24,384

COLORADO 0.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	1,580	1,880
Denver, Colorado Airport System City & County Revenue Bonds, (FGIC Insured), Series 2006
4.000% due 11/15/2016	265	275

		2,155

DISTRICT OF COLUMBIA 1.4%
District of Columbia Revenue Bonds, Series 2010
5.000% due 12/01/2024	1,000	1,161
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	2,000	2,319

		3,480

FLORIDA 4.7%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,180
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	750	772
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,129
Florida Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	250
Inland Protection Financing Corp., Florida Revenue Notes, Series 2010
5.000% due 07/01/2016	500	518
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,180
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,753
Miami-Dade County, Florida General Obligation Notes, Series 2011
3.000% due 07/01/2017	1,375	1,434
Miami-Dade County, Florida Transit System Sales Surtax Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,027
Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	250
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2017	250	272
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,561

		11,326

GEORGIA 2.0%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2025	500	587
Main Street Natural Gas Inc. Georgia Revenue Bonds, Series 2007
5.000% due 03/15/2019	3,000	3,337
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	273
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	350	375
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
5.000% due 01/01/2020	250	288

		4,860

GUAM 0.4%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2023	770	867

HAWAII 1.0%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015
5.000% due 10/01/2030	2,000	2,389

ILLINOIS 8.1%
Chicago, Illinois General Obligation Bonds, Series 2002
5.000% due 01/01/2018	1,200	1,234
Chicago, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2026	2,000	1,978
5.250% due 01/01/2027	4,000	4,000
Chicago, Illinois Midway International Airport Revenue Bonds, Series 2014
5.000% due 01/01/2035	6,500	7,163
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2017	1,000	1,051
5.500% due 01/01/2018	1,000	1,081

Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2020	1,000	1,093
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	514
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	774
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	559

		19,447

INDIANA 1.4%
Indiana Finance Authority Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 12/01/2017	300	315
Indiana Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	519
5.000% due 02/01/2018	500	550
Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,189
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2016	300	304
Vincennes University, Indiana Revenue Notes, Series 2010
4.000% due 06/01/2016	500	512

		3,389

IOWA 0.2%
Iowa Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	521

KANSAS 0.2%
Kansas Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	543

KENTUCKY 0.4%
Kentucky Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,034

MARYLAND 0.0%
Baltimore, Maryland Revenue Bonds, Series 2011
5.000% due 07/01/2021	60	71

MASSACHUSETTS 2.9%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	543
Massachusetts Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	880
Massachusetts Development Finance Agency Revenue Notes, Series 2012
4.000% due 10/01/2015	500	500
5.000% due 10/01/2016	600	626
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2022	1,175	1,422
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,357
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	575

		6,903

MICHIGAN 1.3%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,077
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	2,000	2,023

		3,100

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,091

MISSOURI 1.1%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	1,335	1,541

Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,082

		2,623

NEVADA 0.7%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015
5.000% due 06/01/2034	1,500	1,736

NEW HAMPSHIRE 0.7%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	1,115	1,334
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2009
5.000% due 07/01/2016	250	258

		1,592

NEW JERSEY 1.8%
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,088
New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,117
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,155

		4,360

NEW MEXICO 0.2%
New Mexico State Severance Tax Permanent Fund Revenue Notes, Series 2010
5.000% due 07/01/2017	500	538

NEW YORK 14.0%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2012
5.000% due 05/01/2022	1,000	1,195
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	574
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2029	3,000	3,467
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2017	980	1,058
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
5.000% due 08/01/2031	5,000	5,795
New York City, New York Water & Sewer System Revenue Notes, Series 2009
5.000% due 06/15/2017	895	964
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	2,000	2,387
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 07/01/2016	370	371
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,323
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2025	405	483
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,153
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	881
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	1,450	1,677
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	2,000	2,258
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	551
Syracuse Industrial Development Agency, New York Revenue Notes, Series 2010
4.000% due 05/01/2017	500	527
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2019	1,090	1,182
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,384
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,075	2,457
5.000% due 11/15/2028	825	970

		33,657

NORTH CAROLINA 2.5%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	336
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,945
5.000% due 10/01/2027	1,100	1,268
North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,781

Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	371
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2026	250	298

		5,999

OHIO 7.9%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2009
5.000% due 02/15/2017	500	528
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	938
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2026	1,000	1,173
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	3,000	3,524
Kent State University, Ohio Revenue Notes, Series 2012
5.000% due 05/01/2017	640	684
Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	3,000	3,624
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,173
Ohio State Turnpike Commission Revenue Bonds, (FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,019
5.500% due 02/15/2017	225	240
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	3,500	3,563
Ohio State Water Development Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,005	1,078
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,473

		19,017

OREGON 1.5%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	538
Oregon State General Obligation Bonds, Series 2015
5.000% due 08/01/2028	2,580	3,159

		3,697

PENNSYLVANIA 5.5%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	594
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	534
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	900	1,035
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	2,941
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	400
5.000% due 08/15/2031	300	348
5.000% due 08/15/2033	1,000	1,149
Pennsylvania Higher Educational Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	256
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
0.900% due 12/01/2020	4,500	4,439
Philadelphia Gas Works, Colorado, Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	750	859
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	547

		13,102

RHODE ISLAND 3.2%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	7,500	7,785

SOUTH DAKOTA 0.4%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2027	925	1,076

TENNESSEE 2.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	971
5.000% due 02/01/2027	3,000	3,382
5.250% due 09/01/2026	1,000	1,159

		5,512

TEXAS 8.4%
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
4.000% due 02/15/2023	1,225	1,373
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,203
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
0.600% due 12/01/2042	7,000	6,922
La Joya Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2027	1,000	1,170
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,164
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	960	966
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2024	1,165	1,388
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,179
San Antonio, Texas Water System Revenue Bonds, Series 2012
5.000% due 05/15/2023	1,500	1,793
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2008
5.625% due 12/15/2017	1,440	1,514
Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	815
University of Texas System Revenue Bonds, Series 2010
5.000% due 08/15/2022	500	603

		20,090

VIRGINIA 1.0%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	2,250	2,283

WASHINGTON 1.8%
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2024	1,000	1,234
Seattle, Washington Solid Waste Revenue Notes, Series 2014
5.000% due 05/01/2024	545	667
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,365

		4,266

WISCONSIN 0.5%
Wisconsin State Clean Water Fund Leveraged Loan Portfolio Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,217

Total Municipal Bonds & Notes (Cost $218,108)		223,807

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Notes
0.375% due 01/31/2016	2,700	2,702
0.375% due 02/15/2016	4,800	4,805

Total U.S. Treasury Obligations (Cost $7,504)		7,507

SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (c) 0.2%		597

U.S. TREASURY BILLS 1.5%
0.210% due 01/21/2016 - 02/04/2016 (a)	3,600	3,600

Total Short-Term Instruments (Cost $4,195)		4,197

Total Investments in Securities (Cost $229,807)		235,511

Total Investments 98.1% (Cost $229,807)		$235,511
Other Assets and Liabilities, net 1.9%		4,652

Net Assets 100.0%		$240,163

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$597	U.S. Treasury Notes 1.875% due 06/30/2020	$(611)	$597	$597

Total Repurchase Agreements						$(611)	$597	$597

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,899	$0	$1,899
Arizona	0	7,420	0	7,420
Arkansas	0	378	0	378
California	0	24,384	0	24,384
Colorado	0	2,155	0	2,155
District of Columbia	0	3,480	0	3,480
Florida	0	11,326	0	11,326
Georgia	0	4,860	0	4,860
Guam	0	867	0	867
Hawaii	0	2,389	0	2,389
Illinois	0	19,447	0	19,447
Indiana	0	3,389	0	3,389
Iowa	0	521	0	521
Kansas	0	543	0	543
Kentucky	0	1,034	0	1,034
Maryland	0	71	0	71
Massachusetts	0	6,903	0	6,903
Michigan	0	3,100	0	3,100
Minnesota	0	1,091	0	1,091
Missouri	0	2,623	0	2,623
Nevada	0	1,736	0	1,736
New Hampshire	0	1,592	0	1,592
New Jersey	0	4,360	0	4,360
New Mexico	0	538	0	538
New York	0	33,657	0	33,657
North Carolina	0	5,999	0	5,999
Ohio	0	19,017	0	19,017
Oregon	0	3,697	0	3,697
Pennsylvania	0	13,102	0	13,102
Rhode Island	0	7,785	0	7,785
South Dakota	0	1,076	0	1,076
Tennessee	0	5,512	0	5,512
Texas	0	20,090	0	20,090
Virginia	0	2,283	0	2,283
Washington	0	4,266	0	4,266
Wisconsin	0	1,217	0	1,217
U.S. Treasury Obligations	0	7,507	0	7,507
Short-Term Instruments
Repurchase Agreements	0	597	0	597
U.S. Treasury Bills	0	3,600	0	3,600

Total Investments	$0	$235,511	$0	$235,511

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Active Exchange-Traded Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.5%
BANK LOAN OBLIGATIONS 0.8%
Chrysler Group LLC
3.500% due 05/24/2017		$695	$693
Community Health Systems, Inc.
3.575% due 12/31/2018		697	697

Total Bank Loan Obligations (Cost $1,392)			1,390

CORPORATE BONDS & NOTES 88.1%
BANKING & FINANCE 32.1%
Abbey National Treasury Services PLC
2.350% due 09/10/2019 (e)		1,000	1,013
Ally Financial, Inc.
3.125% due 01/15/2016		1,400	1,397
American Tower Corp.
2.800% due 06/01/2020		1,500	1,499
Banco Bradesco S.A.
4.500% due 01/12/2017		200	200
Banco del Estado de Chile
2.000% due 11/09/2017		800	805
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,500	1,496
Bank of America Corp.
6.500% due 08/01/2016		300	313
Bank of America N.A.
1.750% due 06/05/2018		300	299
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.138% due 03/20/2018	AUD	1,000	703
BBVA Bancomer S.A.
4.500% due 03/10/2016		$1,200	1,215
Bear Stearns Cos. LLC
6.400% due 10/02/2017		900	982
BOC Aviation Pte. Ltd.
2.875% due 10/10/2017		215	217
3.875% due 05/09/2019		900	927
BPCE S.A.
0.964% due 06/17/2017 (e)		1,250	1,248
Cantor Fitzgerald LP
6.500% due 06/17/2022		400	421
CIT Group, Inc.
3.875% due 02/19/2019		500	498
5.500% due 02/15/2019		600	624
6.625% due 04/01/2018		700	742
Credit Agricole S.A.
0.881% due 06/12/2017		1,000	1,000
1.302% due 06/10/2020		500	500
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		1,000	1,002
DBS Bank Ltd.
0.899% due 07/15/2021		105	104
DBS Group Holdings Ltd.
0.789% due 07/16/2019		1,000	1,001
Denali Borrower LLC
5.625% due 10/15/2020		850	886
Eksportfinans ASA
2.375% due 05/25/2016		900	902
5.500% due 05/25/2016		600	613
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
0.161% due 03/20/2017		100	98
5.125% due 01/21/2016		150	152
First Horizon National Corp.
5.375% due 12/15/2015		1,500	1,513
Ford Motor Credit Co. LLC
1.500% due 01/17/2017 (e)		2,400	2,392
General Motors Financial Co., Inc.
1.849% due 01/15/2020		250	247
3.250% due 05/15/2018		250	252
4.750% due 08/15/2017		2,725	2,828
Goldman Sachs Group, Inc.
1.497% due 04/30/2018		500	505
1.925% due 11/29/2023 (e)		2,825	2,847
HBOS PLC
1.027% due 09/30/2016		400	400
1.032% due 09/06/2017		1,000	994

HSBC Finance Corp.
0.754% due 06/01/2016 (e)	2,000	1,997
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	1,200	1,197
2.000% due 11/08/2017	1,000	1,005
Hyundai Capital Services, Inc.
1.140% due 03/18/2017	1,000	1,000
International Lease Finance Corp.
5.750% due 05/15/2016	300	305
8.750% due 03/15/2017	800	862
Intesa Sanpaolo SpA
2.375% due 01/13/2017	700	703
Jackson National Life Global Funding
1.250% due 02/21/2017	200	200
KEB Hana Bank
1.375% due 02/05/2016	1,000	1,001
3.125% due 06/26/2017	700	717
Kilroy Realty LP
5.000% due 11/03/2015	500	502
LeasePlan Corp. NV
2.500% due 05/16/2018 (e)	1,700	1,705
Macquarie Bank Ltd.
4.875% due 06/10/2025	1,300	1,301
5.000% due 02/22/2017	42	44
5.000% due 02/22/2017 (e)	1,680	1,758
Macquarie Group Ltd.
3.000% due 12/03/2018	250	253
Navient Corp.
8.450% due 06/15/2018	700	721
Piper Jaffray Cos.
3.327% due 05/31/2017	250	250
4.825% due 11/30/2015	1,100	1,101
RCI Banque S.A.
4.600% due 04/12/2016	200	203
Regions Bank
7.500% due 05/15/2018	250	281
Shinhan Bank
4.375% due 07/27/2017	200	209
Springleaf Finance Corp.
6.900% due 12/15/2017	600	629
Synchrony Financial
1.530% due 02/03/2020 (e)	1,200	1,186
1.875% due 08/15/2017	800	801
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	2,000	2,006
Weyerhaeuser Co.
6.950% due 08/01/2017	1,000	1,095

		55,867

INDUSTRIALS 44.0%
AbbVie, Inc.
3.200% due 11/06/2022 (e)	1,600	1,592
Actavis Funding SCS
1.591% due 03/12/2020	700	694
Actavis, Inc.
1.875% due 10/01/2017	500	499
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020	300	298
Amgen, Inc.
2.125% due 05/15/2017	200	203
Anglo American Capital PLC
1.239% due 04/15/2016	200	200
Anheuser-Busch InBev Finance, Inc.
0.800% due 01/15/2016	100	100
AP Moeller - Maersk A/S
2.875% due 09/28/2020	400	401
Asciano Finance Ltd.
4.625% due 09/23/2020	400	420
5.000% due 04/07/2018	600	637
Aviation Capital Group Corp.
6.750% due 04/06/2021	500	562
BAT International Finance PLC
2.750% due 06/15/2020 (e)	1,200	1,224
Becton Dickinson and Co.
1.800% due 12/15/2017	400	402
Boston Scientific Corp.
3.375% due 05/15/2022	1,300	1,301
5.125% due 01/12/2017	400	418
CCO Safari LLC
4.464% due 07/23/2022	1,400	1,402
Cisco Systems, Inc.
0.824% due 03/01/2019	100	100
ConocoPhillips Co.
1.221% due 05/15/2022	800	798

Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	561	630
9.000% due 01/08/2018	137	144
Cox Communications, Inc.
5.875% due 12/01/2016	1,028	1,079
Crown Castle Towers LLC
3.222% due 05/15/2042	800	781
CVS Health Corp.
2.800% due 07/20/2020	300	305
Daimler Finance North America LLC
2.000% due 08/03/2018 (e)	1,500	1,479
2.250% due 03/02/2020	1,300	1,262
2.400% due 04/10/2017	200	202
Devon Energy Corp.
0.877% due 12/15/2016	1,000	989
DISH DBS Corp.
4.250% due 04/01/2018	200	195
7.125% due 02/01/2016	1,300	1,311
Dominion Gas Holdings LLC
2.500% due 12/15/2019	200	202
eBay, Inc.
1.350% due 07/15/2017	800	796
Enbridge, Inc.
0.779% due 06/02/2017 (e)	1,200	1,179
Energy Transfer Partners LP
9.000% due 04/15/2019	1,000	1,175
Express Scripts Holding Co.
2.250% due 06/15/2019	500	499
Forest Laboratories LLC
4.375% due 02/01/2019	750	794
Freeport-McMoran Oil & Gas LLC
6.625% due 05/01/2021	300	265
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	200	181
Georgia-Pacific LLC
2.539% due 11/15/2019	400	402
Gilead Sciences, Inc.
2.550% due 09/01/2020	900	906
Glencore Finance Canada Ltd.
3.600% due 01/15/2017	1,464	1,361
5.800% due 11/15/2016	1,000	950
HCA, Inc.
6.500% due 02/15/2016	300	304
Heathrow Funding Ltd.
4.875% due 07/15/2023 (e)	1,250	1,376
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017 (a)	300	300
2.850% due 10/05/2018 (a)	300	300
Humana, Inc.
2.625% due 10/01/2019	500	507
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	1,400	1,400
2.050% due 07/20/2018	300	300
Kansas City Southern de Mexico S.A. de C.V.
0.994% due 10/28/2016	700	696
Kia Motors Corp.
3.625% due 06/14/2016	1,140	1,156
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021	100	103
6.000% due 02/01/2017	1,000	1,046
Kinder Morgan, Inc.
4.300% due 06/01/2025	100	90
KLA-Tencor Corp.
3.375% due 11/01/2019	100	103
Korea National Oil Corp.
3.125% due 04/03/2017 (e)	2,000	2,046
Kraft Heinz Foods Co.
2.000% due 07/02/2018	700	701
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	850	820
Life Technologies Corp.
3.500% due 01/15/2016	100	101
Lowe’s Cos., Inc.
0.752% due 09/10/2019	1,000	997
LyondellBasell Industries NV
5.000% due 04/15/2019	500	540
Marathon Oil Corp.
2.700% due 06/01/2020	200	194
6.000% due 10/01/2017	421	453
Masco Corp.
6.125% due 10/03/2016	1,000	1,043
McGraw Hill Financial, Inc.
2.500% due 08/15/2018	300	303
Medtronic, Inc.
2.500% due 03/15/2020	900	913

MGM Resorts International
7.625% due 01/15/2017	1,600	1,680
Mylan, Inc.
1.800% due 06/24/2016 (e)	1,700	1,697
Nissan Motor Acceptance Corp.
0.884% due 03/03/2017	1,000	997
Noble Holding International Ltd.
3.050% due 03/01/2016	1,700	1,688
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016	1,000	1,018
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	100	101
Philip Morris International, Inc.
3.250% due 11/10/2024	200	200
Pioneer Natural Resources Co.
6.875% due 05/01/2018	700	769
QUALCOMM, Inc.
3.000% due 05/20/2022	1,300	1,283
Reynolds American, Inc.
1.050% due 10/30/2015 (e)	1,100	1,100
4.000% due 06/12/2022	500	523
7.750% due 06/01/2018	200	228
SABIC Capital BV
3.000% due 11/02/2015	200	200
Sabine Pass LNG LP
7.500% due 11/30/2016	1,150	1,182
SABMiller Holdings, Inc.
2.450% due 01/15/2017	700	710
Scripps Networks Interactive, Inc.
3.500% due 06/15/2022	500	490
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	250	251
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	200	203
SK Broadband Co. Ltd.
2.875% due 10/29/2018	250	255
SK Telecom Co. Ltd.
2.125% due 05/01/2018	1,200	1,207
Sky PLC
2.625% due 09/16/2019	500	504
Southwestern Energy Co.
4.050% due 01/23/2020	500	498
7.500% due 02/01/2018	100	107
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016	935	945
6.221% due 07/03/2017	400	432
6.421% due 06/20/2016	1,000	1,036
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022	800	804
Toll Brothers Finance Corp.
8.910% due 10/15/2017	500	564
Tyson Foods, Inc.
2.650% due 08/15/2019	500	504
UAL Pass-Through Trust
10.400% due 05/01/2018	251	269
USG Corp.
6.300% due 11/15/2016	700	726
7.875% due 03/30/2020	200	211
9.750% due 01/15/2018	595	665
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	700	682
Volkswagen International Finance NV
0.764% due 11/18/2016	2,000	1,944
Walgreens Boots Alliance, Inc.
0.774% due 05/18/2016	700	700
Weatherford International Ltd.
5.500% due 02/15/2016	1,500	1,518
Williams Partners LP
3.600% due 03/15/2022	200	184
Woodside Finance Ltd.
3.650% due 03/05/2025	100	91
8.750% due 03/01/2019	1,000	1,183
Woolworths Ltd.
4.000% due 09/22/2020	1,000	1,054
Wyndham Worldwide Corp.
2.950% due 03/01/2017	1,000	1,013
Wynn Las Vegas LLC
5.500% due 03/01/2025	100	86
Wynn Macau Ltd.
5.250% due 10/15/2021	200	175
ZF North America Capital, Inc.
4.000% due 04/29/2020	700	668

		76,475

UTILITIES 12.0%
AES Corp.
3.324% due 06/01/2019	1,000	952
AT&T, Inc.
3.000% due 06/30/2022	2,100	2,052
BellSouth Corp.
4.821% due 04/26/2021	500	510
BG Energy Capital PLC
6.500% due 11/30/2072	1,200	1,269
British Telecommunications PLC
1.250% due 02/14/2017	200	200
Enable Midstream Partners LP
2.400% due 05/15/2019	200	190
FirstEnergy Corp.
2.750% due 03/15/2018	1,250	1,254
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,200	1,271
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	1,110	1,137
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	200	204
KT Corp.
1.750% due 04/22/2017	1,000	1,002
3.875% due 01/20/2017	265	272
Orange S.A.
2.750% due 09/14/2016	1,200	1,219
2.750% due 02/06/2019	100	103
Petrobras Global Finance BV
2.694% due 03/17/2017	1,700	1,466
3.250% due 03/17/2017	150	133
Petroleos Mexicanos
5.750% due 03/01/2018	950	1,007
Plains All American Pipeline LP
2.600% due 12/15/2019	400	396
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017	900	900
1.203% due 04/10/2019	200	200
Sprint Communications, Inc.
6.000% due 12/01/2016	2,100	2,074
Telecom Italia Capital S.A.
5.250% due 10/01/2015	100	100
Telstra Corp. Ltd.
3.125% due 04/07/2025	500	488
Verizon Communications, Inc.
2.086% due 09/14/2018 (e)	2,347	2,415
2.500% due 09/15/2016	137	139

		20,953

Total Corporate Bonds & Notes (Cost $154,795)		153,295

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.3%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	500	510

KANSAS 0.3%
Kansas Development Finance Authority Revenue Notes, Series 2015
2.258% due 04/15/2019	500	506

Total Municipal Bonds & Notes (Cost $1,000)		1,016

U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2020 (e)(h)	7,541	7,501
U.S. Treasury Notes
0.625% due 08/31/2017 (e)	5,300	5,300

Total U.S. Treasury Obligations (Cost $12,796)		12,801

MORTGAGE-BACKED SECURITIES 6.9%
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046	116	119
BCAP LLC Trust
0.359% due 03/26/2037	114	112
Bear Stearns Adjustable Rate Mortgage Trust
2.354% due 02/25/2033	3	3

Carefree Portfolio Trust
1.527% due 11/15/2019		1,000	1,000
Citigroup Commercial Mortgage Trust
5.973% due 03/15/2049		772	783
Citigroup Mortgage Loan Trust, Inc.
2.721% due 11/25/2038		67	68
Commercial Mortgage Trust
1.104% due 06/11/2027		1,300	1,291
Credit Suisse Mortgage Capital Certificates
2.726% due 09/27/2036		63	64
DBUBS Mortgage Trust
3.742% due 11/10/2046		443	445
Eurosail PLC
0.889% due 06/13/2045	GBP	308	461
First Horizon Mortgage Pass-Through Trust
2.690% due 09/25/2033		$76	78
Granite Mortgages PLC
0.625% due 09/20/2044		102	101
GS Mortgage Securities Trust
5.560% due 11/10/2039		685	704
GSR Mortgage Loan Trust
2.593% due 08/25/2033		775	775
2.726% due 09/25/2035		77	78
Jefferies Resecuritization Trust
2.831% due 07/26/2037		6	6
JPMorgan Chase Commercial Mortgage Securities Trust
1.187% due 07/15/2031		1,500	1,492
5.814% due 06/12/2043		253	256
JPMorgan Resecuritization Trust
2.223% due 07/27/2037		152	153
MASTR Adjustable Rate Mortgages Trust
2.713% due 04/21/2034		146	149
Residential Accredit Loans, Inc. Trust
0.634% due 06/25/2034		163	161
Royal Bank of Scotland Capital Funding Trust
6.114% due 06/16/2049		393	406
Selkirk Ltd.
1.860% due 12/20/2041		1,171	1,177
Sequoia Mortgage Trust
0.876% due 06/20/2033		11	10
0.916% due 11/22/2024		23	23
Structured Asset Mortgage Investments Trust
0.796% due 07/19/2034		22	22
0.876% due 09/19/2032		43	42
Thornburg Mortgage Securities Trust
2.236% due 04/25/2045		339	342
Wachovia Bank Commercial Mortgage Trust
0.382% due 06/15/2049		600	591
WaMu Mortgage Pass-Through Certificates Trust
0.504% due 01/25/2045		46	43
0.594% due 06/25/2044		1,093	1,020
2.560% due 06/25/2033		8	8
Wells Fargo Mortgage-Backed Securities Trust
2.680% due 06/25/2035		9	9

Total Mortgage-Backed Securities (Cost $12,022)			11,992

ASSET-BACKED SECURITIES 9.4%
Alba SPV SRL
1.481% due 04/20/2040	EUR	36	40
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.954% due 09/25/2033		$65	63
Atrium CDO Corp.
1.421% due 11/16/2022		438	439
Bear Stearns Asset-Backed Securities Trust
0.994% due 10/27/2032		48	46
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		750	750
Cavalry CLO Ltd.
1.659% due 01/16/2024		1,000	997
CIFC Funding Ltd.
1.587% due 01/19/2023		305	306
COA Summit CLO Ltd.
1.637% due 04/20/2023		261	261
Cordatus CLO PLC
0.283% due 01/30/2024	EUR	1,030	1,130
Credit Suisse First Boston Mortgage Securities Corp.
2.444% due 10/25/2032		$86	86
Doral CLO Ltd.
1.532% due 05/26/2023		563	563
Drug Royalty LP
3.139% due 07/15/2023		260	263
Duane Street CLO Ltd.
0.539% due 11/14/2021		117	116

Duchess CLO BV
0.187% due 02/28/2023	EUR	81	89
Eagle Ltd.
2.570% due 12/15/2039		$203	203
First Franklin Mortgage Loan Trust
0.944% due 11/25/2034		419	397
Gallatin CLO Ltd.
1.559% due 07/15/2023		1,000	999
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		500	499
KVK CLO Ltd.
1.659% due 07/15/2023		1,500	1,498
Madison Park Funding Ltd.
1.587% due 06/15/2022		454	453
1.611% due 08/15/2022		500	500
National Collegiate Student Loan Trust
0.434% due 11/27/2028		263	259
Navient Private Education Loan Trust
1.407% due 12/15/2028		1,000	1,008
Neuberger Berman CLO Ltd.
1.445% due 07/25/2023		1,000	1,003
OneMain Financial Issuance Trust
2.570% due 07/18/2025		800	799
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.944% due 03/25/2035		109	109
Symphony CLO LP
1.383% due 01/09/2023		1,231	1,228
Venture CLO Ltd.
1.609% due 11/14/2022		1,500	1,499
Voya CLO Ltd.
1.589% due 10/15/2022		400	400
1.609% due 10/15/2022		300	300

Total Asset-Backed Securities (Cost $16,302)			16,303

SOVEREIGN ISSUES 5.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		200	199
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (b)	BRL	11,100	2,518
Export-Import Bank of Korea
1.250% due 11/20/2015		$550	550
Japan Finance Organization for Municipalities
1.500% due 09/12/2017		4,100	4,126
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,000	1,005
Qatar Government International Bond
3.125% due 01/20/2017		500	515

Total Sovereign Issues (Cost $8,979)			8,913

SHORT-TERM INSTRUMENTS 3.3%
COMMERCIAL PAPER 2.4%
ENI Finance USA, Inc.
1.388% due 06/10/2016		1,700	1,688
Southwestern Energy Co.
1.289% due 10/26/2015		1,000	1,000
Tesco Treasury Services PLC
2.286% due 10/09/2015		1,500	1,499

			4,187

REPURCHASE AGREEMENTS (d) 0.3%			463

SHORT-TERM NOTES 0.6%
Czech Republic Ministry of Finance Bill
0.000% due 12/04/2015 - 02/19/2016 (b)	CZK	24,000	987

Total Short-Term Instruments (Cost $5,643)			5,637

Total Investments in Securities (Cost $212,929)			211,347

Total Investments 121.5% (Cost $212,929)			$211,347
Financial Derivative Instruments (f)(g) (0.2%) (Cost or Premiums, net $(760))			(303)
Other Assets and Liabilities, net (21.3%)			(37,057)

Net Assets 100.0%			$173,987

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$463	U.S. Treasury Notes 4.875% due 08/15/2016	$(475)	$463	$463

Total Repurchase Agreements						$(475)	$463	$463

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.050%	09/29/2015	10/06/2015	$(5,252)	$(5,252)
	0.700	09/30/2015	10/07/2015	(608)	(608)
BPG	0.550	08/24/2015	10/23/2015	(1,900)	(1,901)
	0.580	09/24/2015	10/05/2015	(5,735)	(5,736)
	0.570	09/24/2015	10/15/2015	(2,291)	(2,291)
FOB	0.450	09/10/2015	10/06/2015	(3,921)	(3,922)
RDR	0.550	08/21/2015	10/22/2015	(3,306)	(3,308)
	0.450	09/08/2015	10/08/2015	(7,122)	(7,124)
SGY	0.100	09/29/2015	10/02/2015	(5,300)	(5,300)
SOG	0.510	09/17/2015	10/16/2015	(2,402)	(2,402)

Total Reverse Repurchase Agreements					$(37,844)

(2)	As of September 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $25,579 at a weighted average interest rate of 0.418%.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Notes	1.625%	07/31/2020	$15,000	$(15,150)	$(15,232)

Total Short Sales				$(15,150)	$(15,232)

(3)	Payable for short sales includes $44 of accrued interest.

(e)	Securities with an aggregate market value of $39,108 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar December Futures	$98.750	12/19/2016	350	$(320)	$(387)
Put - CME 90-Day Eurodollar December Futures	98.750	12/19/2016	350	(196)	(123)
Call - CME 90-Day Eurodollar June Futures	98.750	06/13/2016	111	(81)	(172)
Call - CME 90-Day Eurodollar March Futures	99.250	03/14/2016	73	(26)	(46)
Put - CME 90-Day Eurodollar March Futures	99.250	03/14/2016	73	(51)	(4)

				$(674)	$(732)

Total Written Options				$(674)	$(732)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor March Futures	Long	03/2018	155	$26	$6	$0
90-Day Eurodollar March Futures	Short	03/2018	67	(46)	3	0
90-Day Eurodollar September Futures	Short	09/2018	68	(30)	3	0
Australia Government 3-Year Note December Futures	Long	12/2015	121	26	26	(3)
Euro-Schatz December Futures	Long	12/2015	196	20	0	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	231	(79)	0	(13)

Total Futures Contracts				$(83)	$38	$(18)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	12/16/2020	$8,700	$(220)	$(258)	$6	$0
Pay	3-Month USD-LIBOR	2.250	12/16/2022	8,800	(277)	(377)	5	0

					$(497)	$(635)	$11	$0

Total Swap Agreements					$(497)	$(635)	$11	$0

Cash of $1,972 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	12/2015	CZK	10,011		$415	$3	$0
BPS	11/2015	AUD	923		651	5	0
	11/2015	JPY	132,200		1,097	0	(5)
	01/2016	BRL	4,100		1,249	247	0
CBK	11/2015	EUR	7,238		7,890	0	(203)
	11/2015	JPY	158,100		1,319	0	0
	11/2015		$1,662	AUD	2,387	9	0
	11/2015		1,926	EUR	1,723	1	0
	02/2016	CZK	6,016		$251	3	0
DUB	02/2016		6,015		253	5	0
HUS	10/2015	JPY	426,500		3,570	15	0
	01/2016	BRL	6,300		1,918	379	0
JPM	11/2015	AUD	2,526		1,804	35	0
	11/2015	JPY	124,800		1,047	6	0
	11/2015		$1,458	EUR	1,293	0	(13)
	01/2016		2,634	BRL	10,400	0	(93)
	07/2016	BRL	11,100		$2,653	81	0
MSB	10/2015		$3,551	JPY	426,500	4	0
	11/2015	JPY	426,500		$3,553	0	(4)
UAG	11/2015	GBP	418		641	9	0
	02/2016	CZK	2,004		83	0	0

Total Forward Foreign Currency Contracts						$802	$(318)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC EUR versus GBP	GBP 0.690	11/04/2015	EUR	1,606	$19	$1

Total Purchased Options						$19	$1

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC EUR versus GBP	GBP 0.650	11/04/2015	EUR 1,606	$(3)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800%	12/16/2015	$16,200	$(68)	$(33)

Total Written Options							$(71)	$(33)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bond	1.000%	09/20/2020	1.730%		$1,300	$(19)	$(25)	$0	$(44)
CBK	Volvo Treasury AB	1.000	12/20/2020	1.247	EUR	300	(7)	3	0	(4)
MYC	Volvo Treasury AB	1.000	12/20/2020	1.247		400	(8)	2	0	(6)

							$(34)	$(20)	$0	$(54)

Total Swap Agreements							$(34)	$(20)	$0	$(54)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Securities with an aggregate market value of $315 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,390	$0	$1,390
Corporate Bonds & Notes
Banking & Finance	0	55,867	0	55,867
Industrials	600	75,875	0	76,475
Utilities	0	20,953	0	20,953
Municipal Bonds & Notes
California	0	510	0	510
Kansas	0	506	0	506
U.S. Treasury Obligations	0	12,801	0	12,801
Mortgage-Backed Securities	0	10,815	1,177	11,992
Asset-Backed Securities	0	16,100	203	16,303
Sovereign Issues	0	8,913	0	8,913
Short-Term Instruments
Commercial Paper	0	4,187	0	4,187
Repurchase Agreements	0	463	0	463
Short-Term Notes	0	987	0	987
Total Investments	$600	$209,367	$1,380	$211,347

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(15,232)	$0	$(15,232)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	38	11	0	49
Over the counter	0	803	0	803
	$38	$814	$0	$852

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(750)	0	0	(750)
Over the counter	0	(405)	0	(405)

	$(750)	$(405)	$0	$(1,155)

Totals	$(112)	$194,544	$1,380	$195,812

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2%
MUNICIPAL BONDS & NOTES 89.2%
ARIZONA 1.8%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2017	$1,000	$1,052

CALIFORNIA 2.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.720% due 04/01/2047	1,000	1,002
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	250	263

		1,265

COLORADO 2.0%
Regional Transportation District, Colorado Certificates of Participation Notes, Series 2015
5.000% due 06/01/2020	1,000	1,160

FLORIDA 10.0%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	1,000	1,030
Florida State General Obligation Notes, Series 2009
5.000% due 06/01/2019	625	713
Lakeland, Florida Department of Electric Utilities Revenue Notes, Series 2012
0.770% due 10/01/2017	3,000	3,017
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	500	502
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	500	561

		5,823

GEORGIA 4.6%
Atlanta Department of Aviation, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2018	500	547
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	1,000	1,024
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2007
5.000% due 03/15/2019	1,000	1,112

		2,683

ILLINOIS 6.8%
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2017	700	714
Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	390	389
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	540	617
Illinois State General Obligation Notes, Series 2012
5.000% due 08/01/2016	1,000	1,033
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.250% due 06/01/2020	1,065	1,215

		3,968

LOUISIANA 0.2%
Louisiana Public Facilities Authority Revenue Notes, Series 2015
3.000% due 05/15/2017	100	103

MICHIGAN 1.7%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,011

MINNESOTA 1.4%
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2010
5.000% due 01/01/2019	750	841

NEBRASKA 3.6%
Nebraska Public Power District Revenue Notes, Series 2012
5.000% due 01/01/2019	1,330	1,496

Nebraska Public Power District Revenue Notes, Series 2014
5.000% due 07/01/2020	500	580

		2,076

NEVADA 3.6%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	1,000	1,001
Clark Department of Aviation, Nevada Revenue Notes, Series 2014
5.000% due 07/01/2018	1,000	1,108

		2,109

NEW MEXICO 3.1%
New Mexico Hospital Equipment Loan Council Revenue Notes, Series 2015
5.000% due 08/01/2019	600	683
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	1,000	1,128

		1,811

NEW YORK 8.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/15/2015	220	221
New York City, New York General Obligation Notes, Series 2007
5.000% due 08/01/2016	1,040	1,081
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,112
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	250	258
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 05/15/2017	450	474
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	700	767
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,129

		5,042

NORTH CAROLINA 2.3%
Durham, North Carolina Revenue Notes, Series 2010
4.000% due 10/01/2016	250	259
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	1,000	1,107

		1,366

OHIO 7.1%
Cincinnati, Ohio Water System Revenue Notes, Series 2009
5.000% due 12/01/2017	1,000	1,093
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	1,000	1,023
Ohio Higher Educational Facility Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 12/01/2019	750	868
University of Cincinnati, Ohio Revenue Notes, (AGC Insured), Series 2009
5.000% due 06/01/2019	1,000	1,136

		4,120

OKLAHOMA 0.8%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	420	450

OREGON 0.4%
Oregon Health & Science University Revenue Notes, Series 2012
5.000% due 07/01/2020	225	261

PENNSYLVANIA 5.2%
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	1,000	995
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	1,500	1,503
Philadelphia Gas Works, Colorado, Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	500	570

		3,068

TEXAS 12.7%
Austin, Texas Water & Wastewater System Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	503
Austin, Texas Water & Wastewater System Revenue Notes, Series 2009
5.000% due 11/15/2017	250	272

Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2009
5.000% due 11/01/2017	1,000	1,087
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2012
4.000% due 11/01/2015	500	502
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	500	560
Fort Bend Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2010
5.000% due 08/15/2016	500	521
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	1,000	1,014
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	1,595	1,703
San Antonio, Texas Water System Revenue Bonds, Series 2013
0.700% due 05/01/2043	1,000	999
University of North Texas Revenue Notes, Series 2010
5.000% due 04/15/2016	250	256

		7,417

UTAH 2.4%
Intermountain Power Agency, Utah Revenue Notes, Series 2013
5.000% due 07/01/2018	760	843
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2018	500	554

		1,397

VIRGINIA 3.9%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	1,000	1,015
Virginia Public School Authority Revenue Notes, Series 2011
5.000% due 08/01/2018	1,140	1,271

		2,286

WASHINGTON 3.4%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
0.720% due 11/01/2045	1,000	1,000
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015	1,000	1,008

		2,008

WISCONSIN 1.4%
Wisconsin Department of Transportation Revenue Notes, Series 2013
4.000% due 07/01/2018	750	814

Total Municipal Bonds & Notes (Cost $51,759)		52,131

U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Notes
0.375% due 01/31/2016	4,900	4,905
0.375% due 02/15/2016	100	100

Total U.S. Treasury Obligations (Cost $5,003)		5,005

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (a) 1.0%		592

SHORT-TERM NOTES 0.4%
Louisiana Public Facilities Authority Revenue Notes, Series 2015
2.000% due 05/15/2016	250	252

Total Short-Term Instruments (Cost $844)		844

Total Investments in Securities (Cost $57,606)		57,980

Total Investments 99.2% (Cost $57,606)		$57,980
Other Assets and Liabilities, net 0.8%		458

Net Assets 100.0%		$58,438

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$592	U.S. Treasury Notes 1.875% due 06/30/2020	$(606)	$592	$592

Total Repurchase Agreements						$(606)	$592	$592

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$1,052	$0	$1,052
California	0	1,265	0	1,265
Colorado	0	1,160	0	1,160
Florida	0	5,823	0	5,823
Georgia	0	2,683	0	2,683
Illinois	0	3,968	0	3,968
Louisiana	0	103	0	103
Michigan	0	1,011	0	1,011
Minnesota	0	841	0	841
Nebraska	0	2,076	0	2,076
Nevada	0	2,109	0	2,109
New Mexico	0	1,811	0	1,811
New York	0	5,042	0	5,042
North Carolina	0	1,366	0	1,366
Ohio	0	4,120	0	4,120
Oklahoma	0	450	0	450
Oregon	0	261	0	261
Pennsylvania	0	3,068	0	3,068
Texas	0	7,417	0	7,417
Utah	0	1,397	0	1,397
Virginia	0	2,286	0	2,286
Washington	0	2,008	0	2,008
Wisconsin	0	814	0	814
U.S. Treasury Obligations	0	5,005	0	5,005
Short-Term Instruments
Repurchase Agreements	0	592	0	592
Short-Term Notes	0	252	0	252

Total Investments	$0	$57,980	$0	$57,980

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Active Exchange-Traded Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.1%
BANK LOAN OBLIGATIONS 0.5%
HCA, Inc.
3.077% due 05/01/2018		$3,920	$3,923
MGM Resorts International
2.944% due 12/20/2017		9,725	9,674

Total Bank Loan Obligations (Cost $13,668)			13,597

CORPORATE BONDS & NOTES 29.2%
BANKING & FINANCE 20.0%
Allstate Life Global Funding Trusts
0.186% due 11/25/2016		2,500	2,453
Ally Financial, Inc.
2.750% due 01/30/2017		2,100	2,089
2.967% due 07/18/2016		2,600	2,606
3.500% due 07/18/2016		2,000	2,008
3.500% due 01/27/2019		10,000	9,900
Banco Popolare SC
3.500% due 03/14/2019	EUR	7,400	8,446
Bank of America Corp.
2.600% due 01/15/2019		$21,900	22,153
5.750% due 12/01/2017		5,400	5,840
6.400% due 08/28/2017		2,100	2,280
6.875% due 04/25/2018		12,400	13,868
Bankia S.A.
0.181% due 01/25/2016	EUR	500	558
4.375% due 02/14/2017		3,800	4,429
Barclays Bank PLC
7.625% due 11/21/2022		$16,900	18,970
7.750% due 04/10/2023		5,400	5,792
14.000% due 06/15/2019 (f)	GBP	4,500	8,773
BPCE S.A.
4.625% due 07/11/2024		$7,000	6,839
5.150% due 07/21/2024		10,000	10,185
CIT Group, Inc.
4.250% due 08/15/2017		6,000	6,090
5.000% due 05/15/2017		13,300	13,624
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		5,200	6,270
Credit Agricole S.A.
8.125% due 09/19/2033		11,200	12,270
Credit Suisse AG
6.500% due 08/08/2023		15,400	16,623
Eksportfinans ASA
2.375% due 05/25/2016		12,491	12,524
5.500% due 06/26/2017		1,000	1,055
Ford Motor Credit Co. LLC
1.500% due 01/17/2017		3,500	3,489
6.625% due 08/15/2017		15,600	16,849
General Electric Capital Corp.
6.375% due 11/15/2067		22,100	23,744
General Motors Financial Co., Inc.
3.200% due 07/13/2020		7,400	7,318
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		11,000	12,120
ING Bank NV
1.101% due 08/17/2018		12,500	12,526
International Lease Finance Corp.
5.750% due 05/15/2016		3,900	3,963
8.750% due 03/15/2017		8,700	9,374
Intesa Sanpaolo SpA
2.375% due 01/13/2017		10,000	10,038
3.125% due 01/15/2016		4,136	4,159
3.875% due 01/16/2018		7,500	7,731
JPMorgan Chase & Co.
1.068% due 05/30/2017	GBP	6,200	9,257
6.300% due 04/23/2019		$11,300	12,855
KBC Bank NV
8.000% due 01/25/2023		13,600	14,899
LBG Capital PLC
15.000% due 12/21/2019	EUR	1,800	2,970
15.000% due 12/21/2019	GBP	7,100	15,089
MassMutual Global Funding
2.350% due 04/09/2019		$21,600	22,013

Navient Corp.
5.500% due 01/15/2019		1,900	1,771
8.450% due 06/15/2018		3,400	3,504
8.780% due 09/15/2016	MXN	65,600	3,899
Novo Banco S.A.
2.625% due 05/08/2017	EUR	1,100	1,143
5.875% due 11/09/2015		3,700	4,124
Pacific Life Insurance Co.
9.250% due 06/15/2039		$5,000	7,479
Rabobank Group
6.875% due 03/19/2020	EUR	2,600	3,424
SLM Student Loan Trust
0.512% due 12/15/2033		40,337	40,517
0.531% due 07/25/2039		8,500	8,793
1.136% due 03/15/2038	GBP	26,146	35,574
1.136% due 12/15/2039		9,710	12,977
Springleaf Finance Corp.
6.900% due 12/15/2017		$1,400	1,467
UBS AG
7.625% due 08/17/2022		13,950	16,073

			524,784

INDUSTRIALS 7.0%
Anadarko Petroleum Corp.
8.700% due 03/15/2019		7,500	8,853
Apple, Inc.
2.850% due 05/06/2021		20,500	21,071
BAT International Finance PLC
9.500% due 11/15/2018		11,465	14,022
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		16,000	16,891
Corp. Nacional del Cobre de Chile
4.500% due 09/16/2025		6,400	6,159
CVS Health Corp.
2.250% due 12/05/2018		1,600	1,625
DISH DBS Corp.
7.125% due 02/01/2016		3,038	3,065
Enterprise Products Operating LLC
6.300% due 09/15/2017		11,715	12,720
Hampton Roads PPV LLC
6.621% due 06/15/2053		36,296	35,266
HCA, Inc.
7.190% due 11/15/2015		3,991	4,011
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	7,800	7,387
Hospira, Inc.
6.050% due 03/30/2017		$4,200	4,486
McKesson Corp.
1.292% due 03/10/2017		7,000	6,989
Meccanica Holdings USA, Inc.
6.250% due 07/15/2019		6,900	7,400
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019		10,000	11,147
MGM Resorts International
10.000% due 11/01/2016		1,100	1,180
Mondelez International, Inc.
0.820% due 02/01/2019		1,825	1,781
2.250% due 02/01/2019		16,200	16,315
Petrofac Ltd.
3.400% due 10/10/2018		1,550	1,528

			181,896

UTILITIES 2.2%
AT&T, Inc.
1.003% due 03/11/2019		4,622	4,588
2.375% due 11/27/2018		9,302	9,409
Petrobras Global Finance BV
1.953% due 05/20/2016		1,600	1,512
2.000% due 05/20/2016		1,500	1,445
2.429% due 01/15/2019		400	277
2.694% due 03/17/2017		400	345
3.214% due 03/17/2020		2,600	1,788
3.500% due 02/06/2017		7,600	6,773
3.875% due 01/27/2016		1,818	1,788
4.875% due 03/17/2020		200	147
6.850% due 06/05/2115		5,900	3,747
6.875% due 01/20/2040		5,000	3,256
Plains All American Pipeline LP
6.500% due 05/01/2018		2,130	2,346

Verizon Communications, Inc.
3.650% due 09/14/2018	20,025	21,115

		58,536

Total Corporate Bonds & Notes (Cost $777,662)		765,216

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 0.8%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	4,500	6,486
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	4,400	6,444
7.950% due 03/01/2036	5,500	6,598
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	900	1,171

		20,699

FLORIDA 0.4%
Palm Beach County, Florida Revenue Bonds, Series 2013
5.250% due 11/01/2043	7,520	8,094
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2013
2.995% due 07/01/2020	2,265	2,313

		10,407

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	4,200	4,210

SOUTH DAKOTA 0.3%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
3.539% due 06/01/2022	8,000	8,206

Total Municipal Bonds & Notes (Cost $42,840)		43,522

U.S. GOVERNMENT AGENCIES 40.3%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(d)	7,003	6,333
0.725% due 08/25/2022 (a)	19,985	670
2.437% due 09/01/2034	55	59
2.500% due 03/25/2033	2	2
2.566% due 04/01/2036	41	44
3.000% due 03/25/2033 - 11/01/2045	117,011	118,407
3.500% due 06/25/2042 - 11/01/2045	274,617	285,995
4.000% due 07/01/2042 - 11/01/2045	346,339	368,847
4.500% due 11/25/2035 - 11/01/2045	102,219	110,844
5.000% due 02/01/2033 - 04/01/2038	830	905
5.500% due 09/01/2026 - 08/01/2038	807	891
5.806% due 09/25/2042 (a)	111,600	25,631
6.000% due 05/25/2031 - 07/25/2037	138	158
6.226% due 04/25/2040 (a)	289	57
6.729% due 05/25/2042	360	374
7.006% due 05/25/2036 (a)	4,036	780
20.430% due 01/25/2036	1,380	1,841
23.438% due 07/25/2023	27	44
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(d)	2,173	1,984
2.365% due 11/01/2023	2	2
2.448% due 10/01/2036	10	11
2.605% due 07/01/2036	73	77
2.648% due 12/01/2031	199	213
3.000% due 01/15/2043 - 02/15/2043	9	8
3.500% due 12/15/2028 (a)	7,463	713
3.500% due 02/15/2043 - 11/01/2045	27,004	28,051
4.000% due 11/01/2045	10,000	10,627
4.500% due 10/01/2037	395	423
4.823% due 05/15/2041	5,858	6,194
5.000% due 03/01/2033 - 07/15/2041	578	628
5.000% due 08/15/2039 (a)	689	49
5.250% due 04/15/2033	75	84
5.500% due 08/15/2033 - 09/01/2037	465	513
6.000% due 02/01/2033 - 08/01/2037	574	633
6.715% due 06/15/2042	2,819	2,805
9.487% due 01/15/2041	7,203	7,961
18.729% due 10/15/2023	345	512
19.094% due 05/15/2033	144	219
Ginnie Mae
0.668% due 09/20/2065	12,500	12,455
0.762% due 06/20/2065	17,377	17,340
0.772% due 06/20/2065	5,300	5,292
3.500% due 12/20/2040 - 12/01/2045	17,086	17,835

4.000% due 10/01/2045 - 11/01/2045		20,000	21,291
4.750% due 01/20/2035		33	37
5.500% due 04/16/2034 - 07/20/2037		84	97

Total U.S. Government Agencies (Cost $1,054,568)			1,057,936

U.S. TREASURY OBLIGATIONS 38.5%
U.S. Treasury Bonds
2.250% due 11/15/2024 (l)		15,500	15,799
2.375% due 08/15/2024 (j)(l)		80,100	82,541
2.500% due 05/15/2024 (h)		97,900	102,035
2.500% due 02/15/2045		81,800	75,379
2.750% due 08/15/2042		5,800	5,661
2.750% due 11/15/2042		44,800	43,665
2.875% due 05/15/2043		3,700	3,691
2.875% due 08/15/2045 (h)		38,400	38,412
3.000% due 05/15/2042		42,700	43,841
3.000% due 11/15/2044		49,100	50,187
3.125% due 08/15/2044		27,200	28,489
3.375% due 05/15/2044		32,600	35,806
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 (j)(l)		2,200	2,198
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2017		9,246	9,216
0.125% due 04/15/2020 (j)		10,293	10,237
0.125% due 07/15/2024 (j)		48,747	46,596
0.250% due 01/15/2025		12,192	11,705
0.375% due 07/15/2025 (h)		22,941	22,381
0.625% due 07/15/2021		76,981	78,155
0.750% due 02/15/2045		8,716	7,584
1.375% due 02/15/2044		4,813	4,898
1.750% due 01/15/2028		72,908	80,750
2.375% due 01/15/2025		57,354	66,105
2.375% due 01/15/2027		65,798	77,154
2.500% due 01/15/2029		20,564	24,719
U.S. Treasury Notes
1.750% due 09/30/2022 (l)		8,100	8,099
2.750% due 02/15/2024 (l)		31,700	33,708

Total U.S. Treasury Obligations (Cost $1,018,832)			1,009,011

MORTGAGE-BACKED SECURITIES 5.7%
Alba PLC
2.838% due 12/16/2042	GBP	6,767	10,260
American Home Mortgage Investment Trust
2.034% due 09/25/2045		$54	53
BAMLL Commercial Mortgage Securities Trust
0.998% due 06/15/2028		3,000	2,995
Banc of America Alternative Loan Trust
6.000% due 03/25/2034		29	31
Banc of America Mortgage Trust
2.547% due 10/25/2034		1,392	1,367
Banc of America Re-REMIC Trust
5.664% due 06/24/2050		5,188	5,339
BCAP LLC Trust
4.000% due 04/26/2037		3,150	3,194
BCAP Ltd.
5.596% due 01/27/2037		3,805	3,832
Bear Stearns ALT-A Trust
0.834% due 04/25/2034		82	80
Berica ABS SRL
0.285% due 12/31/2055	EUR	2,325	2,578
Business Mortgage Finance PLC
2.586% due 02/15/2041	GBP	3,843	5,668
Countrywide Home Loan Mortgage Pass-Through Trust
0.734% due 03/25/2035		$348	327
Credit Suisse First Boston Mortgage Securities Corp.
0.844% due 11/25/2031		54	46
2.752% due 11/25/2034		98	99
Credit Suisse Mortgage Capital Certificates
2.636% due 10/27/2036		45	44
5.509% due 04/15/2047		200	203
6.000% due 05/27/2036		72	75
Granite Master Issuer PLC
0.356% due 12/20/2054		5	5
Great Hall Mortgages PLC
0.093% due 03/18/2039	EUR	483	504
0.470% due 06/18/2039		$5,180	4,745
0.716% due 03/18/2039	GBP	5,742	8,115
0.726% due 06/18/2039		34,241	47,567
0.736% due 06/18/2038		7,309	10,386
GSR Mortgage Loan Trust
2.786% due 09/25/2034		$813	776
HomeBanc Mortgage Trust
0.524% due 10/25/2035		4,978	4,651

JPMorgan Mortgage Trust
2.686% due 07/25/2035		103	103
JPMorgan Resecuritization Trust
5.533% due 07/27/2037		72	70
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		1,282	1,295
Leek Finance PLC
0.866% due 12/21/2037	GBP	1,313	2,096
Lehman XS Trust
1.199% due 11/25/2035		$168	157
Marche Mutui SRL
2.231% due 01/27/2064	EUR	4,866	5,533
MASTR Adjustable Rate Mortgages Trust
2.505% due 03/25/2035		$5,837	5,812
Merrill Lynch Mortgage Investors Trust
2.017% due 05/25/2029		45	45
Residential Accredit Loans, Inc. Trust
5.500% due 11/25/2034		5,889	5,998
Residential Asset Securitization Trust
0.744% due 08/25/2033		75	69
RMAC Securities PLC
0.739% due 06/12/2044	GBP	3,410	4,598
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$296	303
5.331% due 02/16/2044		312	324
5.336% due 05/16/2047		375	384
Sequoia Mortgage Trust
0.956% due 02/20/2035		2,957	2,822
Structured Adjustable Rate Mortgage Loan Trust
0.594% due 06/25/2035		46	47
Thornburg Mortgage Securities Trust
4.868% due 10/25/2046		7,423	7,245
Wachovia Bank Commercial Mortgage Trust
0.382% due 06/15/2049		378	372

Total Mortgage-Backed Securities (Cost $151,624)			150,213

ASSET-BACKED SECURITIES 2.3%
Aquilae CLO PLC
0.289% due 01/17/2023	EUR	67	74
EFS Volunteer LLC
1.079% due 07/26/2027		$572	571
First Franklin Mortgage Loan Asset-Backed Certificates
1.019% due 05/25/2034		5,758	5,340
Harbourmaster CLO BV
0.864% due 05/08/2023	GBP	3,189	4,739
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	183	204
Long Beach Mortgage Loan Trust
1.094% due 06/25/2035		$7,263	6,756
Magi Funding PLC
0.331% due 04/11/2021	EUR	8	10
Mid-State Capital Corp. Trust
6.005% due 08/15/2037		$51	53
Mid-State Trust
6.340% due 10/15/2036		7,370	8,025
Securitized Asset-Backed Receivables LLC Trust
0.484% due 12/25/2035		6,751	5,965
SLM Student Loan Trust
0.081% due 01/25/2041	EUR	10,000	10,147
0.531% due 01/25/2040		6,800	6,318
0.536% due 12/15/2027		10,089	10,637
Wood Street CLO BV
0.305% due 11/22/2021		482	535

Total Asset-Backed Securities (Cost $57,375)			59,374

SOVEREIGN ISSUES 11.7%
Autonomous Community of Catalonia
2.750% due 03/24/2016	CHF	200	207
4.300% due 11/15/2016	EUR	900	1,029
4.750% due 06/04/2018		900	1,063
4.950% due 02/11/2020		12,020	14,410
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (d)	BRL	128,500	31,326
0.000% due 04/01/2016 (d)		80,100	18,853
0.000% due 10/01/2016 (d)		803,100	175,004
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		20,000	3,864
10.000% due 01/01/2025		12,000	2,216
Mexico Government International Bond
4.000% due 11/08/2046 (e)	MXN	76,991	4,862
6.500% due 06/09/2022		181,200	11,143
8.500% due 12/13/2018		400,000	26,245
10.000% due 12/05/2024		21,600	1,631

Province of Quebec
2.625% due 02/13/2023		$15,000	15,315

Total Sovereign Issues (Cost $334,162)			307,168

SHORT-TERM INSTRUMENTS 10.2%
COMMERCIAL PAPER 5.2%
Amcor Ltd.
0.528% due 10/06/2015		6,000	6,000
CommonWealth Edison
0.527% due 10/13/2015		6,400	6,399
ENI Finance USA, Inc.
0.578% due 10/06/2015		12,500	12,499
Entergy Corp.
0.924% due 10/16/2015		6,200	6,199
0.965% due 11/16/2015		12,400	12,392
Ford Motor Credit Co.
0.864% due 10/27/2015		12,900	12,895
Hewlett-Packard Co.
0.679% due 10/02/2015		6,700	6,700
0.679% due 10/06/2015		10,000	10,000
Southwestern Energy Co.
1.289% due 10/26/2015		13,100	13,096
Tesco Treasury Services PLC
2.286% due 10/09/2015		9,000	8,996
Thermo Fisher Scientific, Inc.
0.710% due 10/15/2015		12,400	12,398
0.710% due 10/16/2015		6,500	6,499
Volvo Group Treasury N.A.
0.538% due 10/16/2015		5,200	5,199
Weatherford International Ltd.
1.198% due 10/14/2015		6,500	6,499
1.218% due 10/13/2015		6,100	6,099
WPP CP LLC
0.558% due 10/20/2015		5,000	4,999

			136,869

REPURCHASE AGREEMENTS (g) 0.0%			969

JAPAN TREASURY BILLS 4.7%
(0.015%) due 11/16/2015 - 12/28/2015 (c)	JPY	14,880,000	124,039

U.S. TREASURY BILLS 0.3%
0.139% due 01/07/2016 - 02/18/2016 (c)(j)(l)		$6,451	6,451

Total Short-Term Instruments (Cost $265,537)			268,328

Total Investments in Securities (Cost $3,716,268)			3,674,365

Total Investments 140.1% (Cost $3,716,268)			$3,674,365
Financial Derivative Instruments (i)(k) 2.3% (Cost or Premiums, net $10,254)			59,270
Other Assets and Liabilities, net (42.4%)			(1,110,753)

Net Assets 100.0%			$2,622,882

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$969	U.S. Treasury Notes 1.875% due 06/30/2020	$(992)	$969	$969

Total Repurchase Agreements						$(992)	$969	$969

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.680%	09/30/2015	10/07/2015	$(18,246)	$(18,246)
BSN	0.400	09/24/2015	10/13/2015	(689)	(690)
GRE	0.450	09/29/2015	10/06/2015	(20,200)	(20,200)

Total Reverse Repurchase Agreements					$(39,136)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.450%	09/30/2015	10/14/2015	$(19,280)	$(19,296)
	0.660	09/28/2015	10/05/2015	(21,597)	(21,597)

Total Sale-Buyback Transactions					$(40,893)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $7,875 at a weighted average interest rate of 0.152%.
(3)	Payable for sale-buyback transactions includes $10 of deferred price drop.

(h)	Securities with an aggregate market value of $120,841 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.750	11/20/2015	128	$1	$1
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.000	11/20/2015	1,155	10	9
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.750	11/20/2015	1,641	14	12

				$25	$22

Total Purchased Options				$25	$22

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,539	$(2,244)	$58	$0
90-Day Eurodollar June Futures	Short	06/2016	1,308	(1,103)	49	0
90-Day Eurodollar March Futures	Short	03/2017	195	(255)	7	0
90-Day Eurodollar March Futures	Short	03/2018	1,840	(3,104)	69	0
90-Day Eurodollar September Futures	Short	09/2016	1,572	(2,020)	59	0
Australia Government 10-Year Bond December Futures	Short	12/2015	145	(45)	21	(109)
Call Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	118	(29)	7	(3)
Euro-Bobl December Futures	Long	12/2015	71	52	1	(1)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	370	1,363	211	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	255	(768)	2	(63)
Euro-Schatz December Futures	Long	12/2015	199	22	0	(2)
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	136	9	9	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	136	11	11	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	4,272	4,340	0	(134)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	2,170	(4,041)	169	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	4	(8)	26	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	76	(61)	0	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	477	(328)	0	(18)

Total Futures Contracts				$(8,209)	$699	$(333)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020		$32,670	$954	$(818)	$117	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020		900	0	1	4	(1)
CDX.IG-24 5-Year Index	1.000	06/20/2020		50,600	269	(293)	2	0
CDX.IG-25 5-Year Index	1.000	12/20/2020		7,400	27	(3)	0	(3)
CDX.iTraxx-23 5-Year Index	5.000	06/20/2020	EUR	1,100	60	(24)	4	0
iTraxx Europe Crossover 24 5-Year Index	5.000	12/20/2020		11,100	732	(221)	11	0
iTraxx Europe Main 24 5-Year Index	1.000	12/20/2020		102,500	589	(584)	38	0

					$2,631	$(1,942)	$176	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016		$51,900	$(143)	$(87)	$5	$0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		79,700	(2,524)	(3,030)	39	0
Pay	3-Month USD-LIBOR	2.350	08/05/2025		29,900	(1,025)	(858)	29	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		15,400	(620)	(776)	10	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		206,000	(8,237)	(20,410)	634	0
Pay	6-Month GBP-LIBOR	1.880	10/05/2017	GBP	21,300	(598)	(598)	0	(5)
Pay	6-Month GBP-LIBOR	1.500	12/16/2017		71,200	(1,055)	(895)	0	(19)
Pay	6-Month GBP-LIBOR	1.500	03/16/2018		134,400	(1,643)	(600)	0	(46)
Pay	28-Day MXN-TIIE	3.450	12/23/2015	MXN	3,845,400	(17)	(17)	0	(17)
Pay	28-Day MXN-TIIE	4.060	08/24/2016		856,600	111	18	14	0
Pay	28-Day MXN-TIIE	4.390	09/08/2017		841,700	80	80	35	0
Pay	28-Day MXN-TIIE	4.340	09/28/2017		749,500	0	0	0	0
Pay	28-Day MXN-TIIE	4.925	01/13/2020		142,500	(99)	(99)	22	0
Pay	28-Day MXN-TIIE	5.270	02/05/2020		240,300	22	139	39	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		96,500	68	22	19	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		265,500	1,101	56	58	0
Pay	28-Day MXN-TIIE	5.495	09/22/2020		183,400	31	31	43	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		1,118,700	(1,149)	354	346	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		415,400	(550)	(888)	132	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022		297,900	158	(47)	102	0
Pay	28-Day MXN-TIIE	5.940	07/13/2022		323,400	68	22	114	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		64,500	(94)	25	23	0
Pay	28-Day MXN-TIIE	5.975	09/16/2022		171,300	28	28	67	0
Pay	28-Day MXN-TIIE	5.910	09/22/2022		238,600	0	0	0	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		143,000	133	45	62	0

						$(15,954)	$(27,485)	$1,793	$(87)

Total Swap Agreements						$(13,323)	$(29,427)	$1,969	$(91)

(4)	Unsettled variation margin asset of $2 and liability of $(4) for closed futures is outstanding at period end.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015	BRL	30,486		$7,776	$153	$(67)
	10/2015	RUB	47,403		704	0	(17)
	10/2015		$7,558	BRL	30,486	196	(65)
	10/2015		1,188	CNY	7,553	0	(2)
	10/2015		1,893	PHP	88,961	8	0
	10/2015		199	RUB	13,194	2	0
	10/2015		5,196	THB	188,766	2	0
	11/2015	CNY	7,553		$1,184	2	0
	11/2015	ILS	7,338		1,868	0	(4)
	11/2015	RUB	13,194		197	0	(1)
	11/2015		$3,377	ILS	13,272	10	(2)
	12/2015		225	MXN	3,829	0	0
	06/2016	EUR	58,878		$80,612	14,461	0
	06/2016		$3,452	EUR	2,556	0	(580)
BPS	10/2015	BRL	140,833		$41,421	5,995	(98)
	10/2015	JPY	5,510,000		44,689	0	(1,243)
	10/2015		$36,301	BRL	140,833	24	(802)
	10/2015		459	RUB	30,590	8	0
	11/2015	JPY	9,310,000		$75,001	0	(2,647)
	12/2015		2,360,000		19,605	0	(96)
	09/2016	CNY	43,372		6,592	0	(35)
	10/2016	BRL	110,000		25,632	672	0
BRC	10/2015	INR	50,248		751	0	(14)
	10/2015		$9,764	INR	629,763	0	(180)
	10/2015		311	PHP	14,493	0	(1)
	10/2015		1,515	SGD	2,151	0	(4)
	10/2015		318	THB	11,442	0	(3)
	10/2015		1,927	TWD	62,512	0	(35)
	06/2016	EUR	11,049		$15,193	2,775	0
CBK	10/2015	BRL	94,925		24,770	827	0
	10/2015	EUR	18,659		20,838	0	(12)
	10/2015	ILS	170,835		45,336	1,785	0
	10/2015	PHP	204,450		4,377	7	0
	10/2015	SGD	5,923		4,230	69	0
	10/2015	TWD	130,766		4,051	94	0
	10/2015		$23,893	BRL	94,925	51	0
	10/2015		2,324	GBP	1,496	0	(61)
	10/2015		3,253	KRW	3,822,800	0	(30)
	10/2015		994	MYR	4,203	0	(37)
	11/2015	AUD	3,892		$2,761	36	0
	11/2015	JPY	5,152,000		42,884	5	(88)
	11/2015		$9,649	AUD	13,564	0	(150)
	11/2015		6,459	ILS	25,059	0	(67)
	12/2015		2,486	MXN	42,773	29	0
	12/2015		1,009	TWD	32,712	0	(21)
	01/2016	CNY	17,803		$2,712	0	(53)
	04/2016	BRL	5,100		1,506	294	0
DUB	10/2015		447,134		112,620	285	(449)
	10/2015	ILS	12,853		3,418	142	0
	10/2015	MYR	6,202		1,521	108	0
	10/2015	THB	51,162		1,421	12	0
	10/2015	TWD	17,629		537	2	0
	10/2015		$112,286	BRL	447,135	1,905	(1,407)
	10/2015		537	TWD	17,629	0	(3)
	11/2015	BRL	357,821		$88,261	0	(1,006)
	11/2015	CHF	556		567	0	(4)
	11/2015	INR	190,145		2,866	0	(13)
	11/2015		$11,678	BRL	47,055	82	(21)
	11/2015		1,584	ILS	6,136	0	(19)
	12/2015	MXN	529,514		$31,205	103	(31)
	12/2015		$6,947	MXN	120,774	154	0
	01/2016	BRL	24,100		$8,016	2,129	0
	02/2016	EUR	57,270		77,068	12,927	0
	06/2016		6,201		8,490	1,524	0
	06/2016		$3,897	EUR	2,883	0	(658)
	10/2016	BRL	352,200		$82,522	2,854	(249)
FBF	10/2015		233,919		67,943	8,940	0
	10/2015	JPY	6,934,289		57,710	0	(101)
	10/2015	KRW	5,664,189		4,748	0	(27)
	10/2015	MYR	6,471		1,533	59	0
	10/2015		$59,007	BRL	233,919	110	(113)
	10/2015		9,126	KRW	10,887,070	53	0
	10/2015		772	RUB	51,153	1	0
	10/2015		3,853	SGD	5,411	0	(51)
	11/2015	BRL	12,477		$3,093	0	(20)
	11/2015	CHF	2,129		2,183	0	(4)
	12/2015	MXN	317,620		18,657	0	(17)
	04/2016	BRL	109,137		29,072	3,149	0
GLM	10/2015		57,768		15,272	701	0
	10/2015	EUR	16,906		19,265	375	0
	10/2015	GBP	122,221		188,347	3,457	0
	10/2015	ILS	19,810		5,029	0	(21)
	10/2015	THB	33,515		923	0	0
	10/2015		$14,510	BRL	57,768	62	0
	10/2015		50,448	EUR	44,704	0	(496)
	10/2015		1,303	KRW	1,541,449	0	(4)
	10/2015		1,536	THB	55,588	1	(6)
	10/2015		2,953	TWD	96,335	0	(38)
	11/2015	AUD	25,252		$18,086	401	0
	11/2015	CHF	3,525		3,628	6	0
	11/2015	CNY	15,626		2,382	0	(64)
	11/2015	EUR	9,705		10,879	30	0
	11/2015	JPY	7,256,400		59,635	0	(882)
	11/2015		$10,972	AUD	15,385	0	(197)
	11/2015		66,269	JPY	8,018,300	602	0
	12/2015	MXN	73,226		$4,389	84	0
HUS	10/2015	MYR	12,130		2,902	139	0
	10/2015		$2,159	SGD	3,080	5	0
	10/2015		542	TWD	17,629	0	(7)
	11/2015	CNY	7,015		$1,083	0	(16)
	11/2015		$2,647	CNY	17,240	52	0
	12/2015	MXN	32,914		$1,949	14	0
	12/2015	SGD	3,080		2,154	0	(5)
	01/2016	BRL	44,000		13,008	2,260	0
	09/2016	CNY	51,446		7,815	0	(43)
	10/2016		40,743		6,208	0	(9)
JPM	10/2015	BRL	185,897		51,309	4,642	(223)
	10/2015	EUR	18,414		20,840	280	(15)
	10/2015	INR	115,922		1,754	0	(10)
	10/2015	KRW	3,527,078		2,952	0	(21)
	10/2015	THB	280,547		7,826	102	0
	10/2015		$56,500	BRL	185,897	0	(9,609)
	10/2015		35,795	EUR	31,778	0	(286)
	10/2015		1,196	MYR	5,169	0	(19)
	10/2015		919	RUB	61,389	18	0
	10/2015		1,550	THB	55,831	0	(13)
	11/2015	EUR	10,623		$11,935	59	0
	11/2015	INR	91,557		1,408	21	0
	11/2015	JPY	123,800		1,022	0	(11)
	11/2015		$9,752	EUR	8,693	0	(34)
	11/2015		9,124	ILS	35,122	0	(165)
	12/2015	MXN	75,895		$4,402	0	(60)
	12/2015		$2,168	MXN	37,374	29	0
	12/2015		740	TWD	24,013	0	(15)
	09/2016	CNY	6,771		$1,032	0	(2)
	10/2016	BRL	117,100		27,028	457	0
	10/2016	CNY	24,616		3,765	9	0
MSB	10/2015	BRL	193,319		48,937	174	0
	10/2015	RUB	467,678		7,166	25	0
	10/2015	TWD	137,008		4,230	84	0
	10/2015		$54,971	BRL	193,319	51	(6,259)
	10/2015		31,037	JPY	3,727,512	35	0
	10/2015		2,879	RUB	185,066	0	(53)
	11/2015	ILS	7,474		$1,970	64	0
	11/2015	JPY	3,727,512		31,050	0	(34)
	11/2015		$2,837	ILS	10,942	0	(46)
	12/2015	MXN	66,269		$3,888	0	(8)
	12/2015		$2,757	MXN	47,188	22	(5)
	01/2016	BRL	60,400		$21,004	6,249	0
	06/2016	EUR	15,595		21,449	3,928	0
	07/2016	BRL	23,612		5,397	0	(75)
NAB	10/2015		$17,202	EUR	15,070	0	(363)
	06/2016	EUR	33,844		$46,470	8,441	0
	07/2016		17,634		23,922	4,086	0
NGF	10/2015	KRW	2,477,955		2,127	38	0
	10/2015	MXN	65,286		4,197	344	0
	10/2015	TWD	10,481		323	6	0
	10/2015		$4,020	MXN	65,286	0	(166)
	10/2015		1,824	SGD	2,551	0	(32)
	10/2015		1,774	THB	63,979	0	(12)
	12/2015	MXN	85,999		$5,013	0	(43)
RYL	12/2015		$4,402	MXN	75,796	54	0
SCX	10/2015	INR	174,778		$2,711	51	0
	10/2015	KRW	6,153,046		5,218	42	(11)
	10/2015	MYR	26,076		6,409	471	0
	10/2015	SGD	5,480		3,897	47	0
	10/2015	THB	139,051		3,854	25	0
	10/2015		$182,952	GBP	120,725	0	(325)
	10/2015		294	PHP	13,794	1	0
	11/2015	GBP	120,725		$182,924	325	0
	11/2015		$1,874	CNY	12,184	33	0
	01/2016		2,869		18,832	56	0
	09/2016	CNY	89,904		$13,627	0	(104)
SOG	10/2015	RUB	560,867		8,346	0	(170)
	10/2015		$15,067	RUB	1,000,701	140	(3)
	11/2015		12,361		833,484	152	(2)
UAG	10/2015	CNY	7,553		$1,141	0	(45)
	10/2015	EUR	37,573		42,033	49	0
	10/2015	KRW	7,797,835		6,601	27	0
	10/2015	PHP	29,834		637	0	(1)
	10/2015	SGD	1,790		1,272	14	0
	10/2015		$7,512	MYR	31,781	0	(275)
	10/2015		342	PHP	16,040	1	0
	11/2015	BRL	11,423		$2,870	20	0
	11/2015	JPY	1,007,200		8,419	23	(4)
	11/2015		$42,053	EUR	37,573	0	(48)
	11/2015		11,655	JPY	1,399,100	13	0
	12/2015	MXN	60,232		$3,551	22	(13)
	12/2015		$6,174	MXN	104,583	13	(38)
	01/2016		632	PHP	29,834	1	0
	10/2016	CNY	5,363		$817	0	(1)

Total Forward Foreign Currency Contracts						$100,977	$(31,015)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930%	08/20/2018	$4,400	$467	$423
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	3,900	382	371
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	13,300	426	140
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	31,200	882	347
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	8,300	564	544
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	3,800	380	374

							$3,101	$2,199

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae 4.000% due 11/01/2045	$80.000	11/05/2015	$160,000	$6	$0

Total Purchased Options					$3,107	$2,199

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD		$0.725	11/03/2015	AUD	8,900	$(40)	$(22)
	Call - OTC USD versus RUB	RUB	71.500	10/15/2015		$3,300	(35)	(6)
BPS	Call - OTC EUR versus USD		$1.149	11/25/2015	EUR	19,100	(159)	(129)
	Call - OTC USD versus INR	INR	68.500	10/30/2015		$2,600	(15)	(2)
	Call - OTC USD versus INR		68.250	11/02/2015		3,700	(23)	(5)
	Call - OTC USD versus INR		68.500	12/04/2015		4,600	(43)	(18)
DUB	Put - OTC USD versus BRL	BRL	3.900	10/29/2015		9,900	(74)	(187)
	Call - OTC USD versus BRL		4.550	03/17/2016		8,400	(212)	(331)
FBF	Call - OTC EUR versus USD		$1.171	11/18/2015	EUR	22,800	(171)	(58)
	Put - OTC USD versus BRL	BRL	3.790	10/28/2015		$11,100	(119)	(108)
	Put - OTC USD versus BRL		3.800	10/28/2015		4,500	(33)	(47)
	Put - OTC USD versus BRL		3.750	12/10/2015		5,600	(94)	(74)
	Call - OTC USD versus BRL		4.450	12/10/2015		5,600	(97)	(97)
	Call - OTC USD versus BRL		4.600	03/14/2016		12,500	(353)	(450)
GLM	Put - OTC EUR versus USD		$1.078	12/07/2015	EUR	7,500	(65)	(46)
	Call - OTC EUR versus USD		1.151	12/07/2015		7,500	(65)	(55)
	Put - OTC EUR versus USD		1.077	12/08/2015		7,500	(62)	(46)
	Call - OTC EUR versus USD		1.152	12/08/2015		7,500	(66)	(54)
	Put - OTC EUR versus USD		1.076	12/14/2015		16,300	(131)	(108)
	Call - OTC EUR versus USD		1.155	12/14/2015		16,300	(148)	(117)
	Call - OTC USD versus BRL	BRL	3.800	10/02/2015		$10,300	(164)	(433)
	Put - OTC USD versus BRL		3.450	10/15/2015		4,600	(55)	(1)
	Call - OTC USD versus BRL		4.450	01/14/2016		15,200	(312)	(434)
	Put - OTC USD versus MXN	MXN	16.150	10/20/2015		8,800	(38)	(8)
	Call - OTC USD versus MYR	MYR	4.300	11/16/2015		3,000	(49)	(106)
HUS	Call - OTC AUD versus USD		$0.733	11/05/2015	AUD	22,800	(91)	(35)
	Put - OTC USD versus MXN	MXN	16.850	10/09/2015		$7,800	(75)	(57)
	Call - OTC USD versus RUB	RUB	63.000	10/02/2015		1,800	(28)	(68)
JPM	Call - OTC USD versus INR	INR	68.000	10/23/2015		5,200	(47)	(4)
	Call - OTC USD versus INR		68.000	10/28/2015		1,200	(8)	(1)
	Call - OTC USD versus INR		69.350	11/26/2015		14,700	(143)	(30)
	Put - OTC USD versus MXN	MXN	16.650	10/02/2015		7,800	(71)	(5)
MSB	Put - OTC USD versus MXN		15.800	10/02/2015		7,800	(49)	0
UAG	Call - OTC EUR versus USD		$1.145	11/12/2015	EUR	19,100	(147)	(125)
	Put - OTC USD versus JPY	JPY	116.300	10/23/2015		$8,800	(53)	(21)

							$(3,335)	$(3,288)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/29/2015	$25,000	$(67)	$(55)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	12/11/2015	24,600	(102)	(41)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	36,500	(850)	(705)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.160	12/14/2015	34,600	(128)	(72)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500	05/12/2016	126,800	(427)	(80)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500	05/23/2016	296,200	(926)	(204)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	36,700	(569)	(423)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	16,600	(370)	(320)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/30/2015	25,300	(85)	(79)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/30/2015	25,300	(122)	(109)

							$(3,646)	$(2,088)

Total Written Options							$(6,981)	$(5,376)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2020	4.739%		$10,500	$(1,880)	$147	$0	$(1,733)
BPS	Petrobras International Finance Co.	1.000	12/20/2019	10.419		2,600	(246)	(535)	0	(781)
CBK	BMW Finance NV	1.000	12/20/2020	1.149	EUR	7,000	(108)	51	0	(57)
	Brazil Government International Bond	1.000	12/20/2020	4.739		$3,100	(567)	55	0	(512)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.972		8,200	(12)	25	13	0
	MetLife, Inc.	1.000	12/20/2020	0.979		6,200	8	0	8	0
	Mexico Government International Bond	1.000	09/20/2020	1.730		2,600	(68)	(20)	0	(88)
	Mexico Government International Bond	1.000	12/20/2020	1.774		3,100	(132)	15	0	(117)
GST	Brazil Government International Bond	1.000	12/20/2020	4.739		6,400	(1,095)	2	0	(1,093)
	Petrobras Global Finance BV	1.000	09/20/2020	10.372		6,300	(1,348)	(758)	0	(2,106)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		5,700	(560)	(1,153)	0	(1,713)
HUS	Mexico Government International Bond	1.000	12/20/2019	1.564		17,800	105	(506)	0	(401)
	Mexico Government International Bond	1.000	12/20/2020	1.774		500	(21)	2	0	(19)
JPM	Mexico Government International Bond	1.000	12/20/2019	1.564		21,400	127	(609)	0	(482)
	Mexico Government International Bond	1.000	09/20/2020	1.730		2,600	(72)	(16)	0	(88)
	Petrobras Global Finance BV	1.000	09/20/2020	10.372		3,200	(683)	(387)	0	(1,070)

							$(6,552)	$(3,687)	$21	$(10,260)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
MYC	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	$11,602	$(80)	$39	$0	$(41)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	15.980%	01/02/2017	BRL	289,600	$236	$77	$313	$0
	Receive	3-Month USD-CPURNSA Index	0.400	09/25/2016		$5,500	0	1	1	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		6,400	0	(50)	0	(50)
DUB	Pay	1-Year BRL-CDI	15.510	07/01/2016	BRL	101,500	(1)	30	29	0
	Pay	1-Year BRL-CDI	15.700	01/02/2017		178,000	1	78	79	0
HUS	Pay	1-Year BRL-CDI	15.700	01/02/2017		193,000	(9)	94	85	0
MYC	Pay	1-Year BRL-CDI	15.510	07/01/2016		157,400	0	44	44	0

							$227	$274	$551	$(50)

Total Swap Agreements							$(6,405)	$(3,374)	$572	$(10,351)

(l)	Securities with an aggregate market value of $12,941 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,597	$0	$13,597
Corporate Bonds & Notes
Banking & Finance	0	524,784	0	524,784
Industrials	0	181,896	0	181,896
Utilities	0	58,536	0	58,536
Municipal Bonds & Notes
California	0	20,699	0	20,699
Florida	0	10,407	0	10,407
Illinois	0	4,210	0	4,210
South Dakota	0	8,206	0	8,206
U.S. Government Agencies	0	1,045,481	12,455	1,057,936
U.S. Treasury Obligations	0	1,009,011	0	1,009,011
Mortgage-Backed Securities	0	150,213	0	150,213
Asset-Backed Securities	0	59,374	0	59,374
Sovereign Issues	0	307,168	0	307,168
Short-Term Instruments
Commercial Paper	0	136,869	0	136,869
Repurchase Agreements	0	969	0	969
Japan Treasury Bills	0	124,039	0	124,039
U.S. Treasury Bills	0	6,451	0	6,451

Total Investments	$0	$3,661,910	$12,455	$3,674,365

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	699	1,991	0	2,690
Over the counter	0	103,748	0	103,748
	$699	$105,739	$0	$106,438

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(333)	(91)	0	(424)
Over the counter	0	(46,742)	0	(46,742)

	$(333)	$(46,833)	$0	$(47,166)

Totals	$366	$3,720,816	$12,455	$3,733,637

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding.

Fund shares are ordinarily valued as of the NYSE Close on each day that the NYSE is open. Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discount (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.

Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$124,221	$351	$0	$351
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	1,177,500	0	(20,994)	(20,994)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	198,811	160	(9,829)	(9,669)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	103,581	0	(11,180)	(11,180)
PIMCO Broad U.S. Treasury Index Exchange-Traded Fund	77,646	0	(3,523)	(3,523)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	2,474,631	3,523	(200,355)	(196,832)
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	243,423	1,431	(6,729)	(5,298)
PIMCO Diversified Income Active Exchange-Traded Fund	59,452	379	(3,138)	(2,759)
PIMCO Enhanced Short Maturity Strategy Exchange-Traded Fund	4,341,565	3,655	(20,530)	(16,875)
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	149,054	410	(21,721)	(21,311)
PIMCO Intermediate Municipal Bond Strategy Exchange-Traded Fund	229,807	6,209	(505)	5,704
PIMCO Low Duration Active Exchange-Traded Fund	212,947	395	(1,995)	(1,600)
PIMCO Short Term Municipal Bond Exchange-Traded Fund	57,606	384	(10)	374
PIMCO Total Return Exchange-Traded Fund	3,720,330	38,036	(84,001)	(45,965)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

3. INVESTMENTS IN AFFILIATES

Each Fund may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund and PIMCO Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund and PIMCO Money Market Fund are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2015, (amounts in thousands†):

Investments in PIMCO Money Market Fund

Fund Name	Market Value 06/30/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$43,471	$103,380	$(68,712)	$0	$0	$78,139	$1
PIMCO Investment Grade Corporate Bond Exchange-Exchange Traded Fund	1,693	179	(233)	0	0	1,639	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	TDM	TD Securities (USA) LLC
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	PHP	Philippine Peso
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DKK	Danish Krone	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Price Index
CMBX	Commercial Mortgage-Backed Index	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	BHAC	Berkshire Hathaway Assurance Corporation	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	PIK	Payment-in-Kind
BABs	Build America Bonds	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	YOY	Year-Over-Year
CLO	Collateralized Loan Obligation

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial and Accounting Officer)

Date: November 24, 2015